UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Catalyst Enhanced Income Strategy Fund

Class A (EIXAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.75%

How did the Fund perform during the reporting period?

For the fiscal year, the Fund underperformed its benchmark due to a number of unforeseen adverse (and higher severities than anticipated) liquidations of deals’ underlying loans in Legacy RMBS and CMBS. The Fund’s Agency Inverse Interest-Only performance was further impaired by the Middle East Conflict that began in February 2026, as US Treasury Yields rose; for example, the US 10-Year Treasury Yield shot up from its low of ~3.95% on 2/27/2026 to ~4.47% on 6/30/2026. Furthermore, as of the date hereof, a peace deal with respect to the U.S.-Iran conflict is on the brink of falling apart.

During the fiscal period, the Fund distributed 0.2364 of dividends per share for Class A (EIXAX).

Going forward, due to macro uncertainties resulting in higher rates, the advisor intends to cautiously put available cash to work.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Enhanced Income Strategy Fund	Catalyst Enhanced Income Strategy Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2018	$10,000	$9,425	$10,000	$10,000
Jun-2019	$11,318	$10,668	$10,611	$10,417
Jun-2020	$11,850	$11,168	$11,539	$11,008
Jun-2021	$12,726	$11,994	$11,500	$10,962
Jun-2022	$12,467	$11,750	$10,317	$9,972
Jun-2023	$11,862	$11,180	$10,220	$9,821
Jun-2024	$11,628	$10,960	$10,489	$10,028
Jun-2025	$11,792	$11,114	$11,126	$10,682
Jun-2026	$9,875	$9,307	$11,548	$11,238

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund
Without Load	-16.26%	-4.95%	-0.17%
With Load	-21.02%	-6.06%	-0.95%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.94%
Bloomberg U.S. Mortgage Backed Securities Index	5.21%	0.50%	1.57%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$26,043,823
  Number of Portfolio Holdings78
  Advisory Fee (net of waivers)$433,457
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	76.4%
Money Market Funds	2.6%
U.S. Government & Agency Obligations	21.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	2.4%
CMO	15.0%
ABS	15.3%
U.S. Government & Agency Obligations	19.7%
CMBS	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.750%, 11/15/27	13.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.136%, 10/12/52	13.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.883%, 10/25/36	7.9%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	5.4%
Structured Asset Securities Corporation, 1998-RF1, 4.101%, 04/15/27	4.7%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 5.151%, 06/15/44	4.2%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	3.5%
Mastr Asset Backed Securities Trust, 2003-OPT2 M4, 9.538%, 05/25/33	3.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.0%
Government National Mortgage Association, 2011-99 DS, 2.352%, 07/16/41	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Enhanced Income Strategy Fund - Class A (EIXAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-EIXAX

Catalyst Enhanced Income Strategy Fund

Class C (EIXCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.50%

How did the Fund perform during the reporting period?

For the fiscal year, the Fund underperformed its benchmark due to a number of unforeseen adverse (and higher severities than anticipated) liquidations of deals’ underlying loans in Legacy RMBS and CMBS. The Fund’s Agency Inverse Interest-Only performance was further impaired by the Middle East Conflict that began in February 2026, as US Treasury Yields rose; for example, the US 10-Year Treasury Yield shot up from its low of ~3.95% on 2/27/2026 to ~4.47% on 6/30/2026. Furthermore, as of the date hereof, a peace deal with respect to the U.S.-Iran conflict is on the brink of falling apart.

During the fiscal period, the Fund distributed 0.1836 of dividends per share for Class C (EIXCX).

Going forward, due to macro uncertainties resulting in higher rates, the advisor intends to cautiously put available cash to work.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$11,275	$10,611	$10,417
Jun-2020	$11,706	$11,539	$11,008
Jun-2021	$12,480	$11,500	$10,962
Jun-2022	$12,138	$10,317	$9,972
Jun-2023	$11,460	$10,220	$9,821
Jun-2024	$11,149	$10,489	$10,028
Jun-2025	$11,222	$11,126	$10,682
Jun-2026	$9,329	$11,548	$11,238

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	-16.87%	-5.65%	-0.92%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.94%
Bloomberg U.S. Mortgage Backed Securities Index	5.21%	0.50%	1.57%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$26,043,823
  Number of Portfolio Holdings78
  Advisory Fee (net of waivers)$433,457
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	76.4%
Money Market Funds	2.6%
U.S. Government & Agency Obligations	21.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	2.4%
CMO	15.0%
ABS	15.3%
U.S. Government & Agency Obligations	19.7%
CMBS	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.750%, 11/15/27	13.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.136%, 10/12/52	13.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.883%, 10/25/36	7.9%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	5.4%
Structured Asset Securities Corporation, 1998-RF1, 4.101%, 04/15/27	4.7%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 5.151%, 06/15/44	4.2%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	3.5%
Mastr Asset Backed Securities Trust, 2003-OPT2 M4, 9.538%, 05/25/33	3.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.0%
Government National Mortgage Association, 2011-99 DS, 2.352%, 07/16/41	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Enhanced Income Strategy Fund - Class C (EIXCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-EIXCX

Catalyst Enhanced Income Strategy Fund

Class I (EIXIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$138	1.50%

How did the Fund perform during the reporting period?

For the fiscal year, the Fund underperformed its benchmark due to a number of unforeseen adverse (and higher severities than anticipated) liquidations of deals’ underlying loans in Legacy RMBS and CMBS. The Fund’s Agency Inverse Interest-Only performance was further impaired by the Middle East Conflict that began in February 2026, as US Treasury Yields rose; for example, the US 10-Year Treasury Yield shot up from its low of ~3.95% on 2/27/2026 to ~4.47% on 6/30/2026. Furthermore, as of the date hereof, a peace deal with respect to the U.S.-Iran conflict is on the brink of falling apart.

During the fiscal period, the Fund distributed 0.2546 of dividends per share for Class I (EIXIX).

Going forward, due to macro uncertainties resulting in higher rates, the advisor intends to cautiously put available cash to work.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$11,332	$10,611	$10,417
Jun-2020	$11,891	$11,539	$11,008
Jun-2021	$12,800	$11,500	$10,962
Jun-2022	$12,571	$10,317	$9,972
Jun-2023	$11,991	$10,220	$9,821
Jun-2024	$11,784	$10,489	$10,028
Jun-2025	$11,980	$11,126	$10,682
Jun-2026	$10,059	$11,548	$11,238

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	-16.04%	-4.71%	0.08%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.94%
Bloomberg U.S. Mortgage Backed Securities Index	5.21%	0.50%	1.57%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$26,043,823
  Number of Portfolio Holdings78
  Advisory Fee (net of waivers)$433,457
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	76.4%
Money Market Funds	2.6%
U.S. Government & Agency Obligations	21.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	2.4%
CMO	15.0%
ABS	15.3%
U.S. Government & Agency Obligations	19.7%
CMBS	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.750%, 11/15/27	13.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.136%, 10/12/52	13.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.883%, 10/25/36	7.9%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	5.4%
Structured Asset Securities Corporation, 1998-RF1, 4.101%, 04/15/27	4.7%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 5.151%, 06/15/44	4.2%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	3.5%
Mastr Asset Backed Securities Trust, 2003-OPT2 M4, 9.538%, 05/25/33	3.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.0%
Government National Mortgage Association, 2011-99 DS, 2.352%, 07/16/41	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Enhanced Income Strategy Fund - Class I (EIXIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-EIXIX

Catalyst Insider Income Fund

Class A (IIXAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1.00%

How did the Fund perform during the reporting period?

During the reporting period, the Fund generally performed in-line with the Bloomberg U.S. Aggregate Bond Index with somewhat lower volatility. By using the insider buying signal as the first step in its credit evaluation process, the Adviser identified a number of bonds that it believes have been overlooked by the market yet possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as it reduced return volatility relative to the benchmark. Additionally, the Fund remained default-free, both during the year and since the Fund’s inception. The Fund performed positively on a risk-adjusted basis in part because the Adviser identified bonds that had superior yields, did not default, and were relatively short-dated (which generally served to limit the portfolio’s interest rate risk).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Catalyst Insider Income Fund - with load
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$14,069
$13,395
$12,190
$11,656
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25
06/30/26

Table Summary
	Catalyst Insider Income Fund	Catalyst Insider Income Fund - with load	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$9,521	$10,000	$10,000
06/30/17	$10,329	$9,834	$10,035	$9,969
06/30/18	$10,667	$10,156	$10,056	$9,929
06/30/19	$11,100	$10,568	$10,485	$10,710
06/30/20	$11,401	$10,855	$10,925	$11,646
06/30/21	$12,216	$11,631	$10,974	$11,607
06/30/22	$11,232	$10,694	$10,583	$10,413
06/30/23	$11,761	$11,198	$10,638	$10,315
06/30/24	$12,683	$12,075	$11,156	$10,587
06/30/25	$13,586	$12,935	$11,818	$11,230
06/30/26	$14,069	$13,395	$12,190	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Insider Income Fund
Without Load	3.56%	2.86%	3.47%
With Load	-1.33%	1.87%	2.97%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$67,154,581
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$235,102
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	10.9%
Corporate Bonds	88.6%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
37.4%
Communications
15.9%
Consumer Discretionary
15.0%
Energy
8.5%
Health Care
8.0%
Industrials
5.4%
Technology
4.8%
Materials
2.0%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
2.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Money Market Funds	0.5%
Materials	2.0%
Technology	4.8%
Industrials	5.4%
Health Care	8.0%
Energy	8.5%
Consumer Discretionary	15.0%
Communications	15.9%
Financials	37.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rithm Capital Corporation, 8.000%, due 04/1/29	7.5%
PennyMac Corporation, 8.500%, due 06/1/29	6.1%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.7%
Mattel, Inc., 5.875%, due 12/15/27	5.0%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.9%
Gartner, Inc., 4.500%, due 07/1/28	4.8%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.8%
Ford Motor Company, 9.625%, due 04/22/30	4.6%
Redwood Trust, Inc., 7.750%, due 06/15/27	4.5%
AppLovin Corporation, 5.125%, due 12/1/29	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Insider Income Fund - Class A (IIXAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-IIXAX

Catalyst Insider Income Fund

Class C (IIXCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.75%

How did the Fund perform during the reporting period?

During the reporting period, the Fund generally performed in-line with the Bloomberg U.S. Aggregate Bond Index with somewhat lower volatility. By using the insider buying signal as the first step in its credit evaluation process, the Adviser identified a number of bonds that it believes have been overlooked by the market yet possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as it reduced return volatility relative to the benchmark. Additionally, the Fund remained default-free, both during the year and since the Fund’s inception. The Fund performed positively on a risk-adjusted basis in part because the Adviser identified bonds that had superior yields, did not default, and were relatively short-dated (which generally served to limit the portfolio’s interest rate risk).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,090
$12,190
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Insider Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,245	$10,035	$9,969
Jun-2018	$10,514	$10,056	$9,929
Jun-2019	$10,883	$10,485	$10,710
Jun-2020	$11,084	$10,925	$11,646
Jun-2021	$11,801	$10,974	$11,607
Jun-2022	$10,767	$10,583	$10,413
Jun-2023	$11,191	$10,638	$10,315
Jun-2024	$11,979	$11,156	$10,587
Jun-2025	$12,722	$11,818	$11,230
Jun-2026	$13,090	$12,190	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Insider Income Fund	2.90%	2.09%	2.73%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$67,154,581
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$235,102
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	10.9%
Corporate Bonds	88.6%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Money Market Funds	0.5%
Materials	2.0%
Technology	4.8%
Industrials	5.4%
Health Care	8.0%
Energy	8.5%
Consumer Discretionary	15.0%
Communications	15.9%
Financials	37.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rithm Capital Corporation, 8.000%, due 04/1/29	7.5%
PennyMac Corporation, 8.500%, due 06/1/29	6.1%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.7%
Mattel, Inc., 5.875%, due 12/15/27	5.0%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.9%
Gartner, Inc., 4.500%, due 07/1/28	4.8%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.8%
Ford Motor Company, 9.625%, due 04/22/30	4.6%
Redwood Trust, Inc., 7.750%, due 06/15/27	4.5%
AppLovin Corporation, 5.125%, due 12/1/29	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Insider Income Fund - Class C (IIXCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-IIXCX

Catalyst Insider Income Fund

Class I (IIXIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.75%

How did the Fund perform during the reporting period?

During the reporting period, the Fund generally performed in-line with the Bloomberg U.S. Aggregate Bond Index with somewhat lower volatility. By using the insider buying signal as the first step in its credit evaluation process, the Adviser identified a number of bonds that it believes have been overlooked by the market yet possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as it reduced return volatility relative to the benchmark. Additionally, the Fund remained default-free, both during the year and since the Fund’s inception. The Fund performed positively on a risk-adjusted basis in part because the Adviser identified bonds that had superior yields, did not default, and were relatively short-dated (which generally served to limit the portfolio’s interest rate risk).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$14,474
$12,190
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Insider Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,363	$10,035	$9,969
Jun-2018	$10,742	$10,056	$9,929
Jun-2019	$11,224	$10,485	$10,710
Jun-2020	$11,549	$10,925	$11,646
Jun-2021	$12,409	$10,974	$11,607
Jun-2022	$11,442	$10,583	$10,413
Jun-2023	$12,010	$10,638	$10,315
Jun-2024	$12,984	$11,156	$10,587
Jun-2025	$13,927	$11,818	$11,230
Jun-2026	$14,474	$12,190	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Insider Income Fund	3.93%	3.13%	3.77%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$67,154,581
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$235,102
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	10.9%
Corporate Bonds	88.6%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Money Market Funds	0.5%
Materials	2.0%
Technology	4.8%
Industrials	5.4%
Health Care	8.0%
Energy	8.5%
Consumer Discretionary	15.0%
Communications	15.9%
Financials	37.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rithm Capital Corporation, 8.000%, due 04/1/29	7.5%
PennyMac Corporation, 8.500%, due 06/1/29	6.1%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.7%
Mattel, Inc., 5.875%, due 12/15/27	5.0%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.9%
Gartner, Inc., 4.500%, due 07/1/28	4.8%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.8%
Ford Motor Company, 9.625%, due 04/22/30	4.6%
Redwood Trust, Inc., 7.750%, due 06/15/27	4.5%
AppLovin Corporation, 5.125%, due 12/1/29	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Insider Income Fund - Class I (IIXIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-IIXIX

Catalyst/CIFC Senior Secured Income Fund

Class A (CFRAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.15%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Fund produced relatively strong positive returns but trailed its benchmark, the Morningstar LSTA Leveraged Loan TR Index (the "Index"). The Fund entered the reporting period against a constructive credit backdrop, then absorbed two shocks: an AI-driven repricing of Software credits and a geopolitical energy shock that added a new risk dimension and reset the rate and inflation outlook. Loan market dispersion widened to a cycle extreme, with the gap between Software names and the rest of the market reaching its widest of the cycle.

In this environment, security selection was the primary driver of results. On a gross basis, the portfolio outperformed the Index, led by Healthcare and Financials. Carry, rather than price, drove the bulk of the return, insulating investors from the heightened macro volatility. The Fund's net return trailed the Index, with fund operating expenses accounting for the shortfall. The principal detractors were positions in software and IT credits, the sector at the center of the period's dislocation, where the Fund actively managed exposure to limit the impact of names facing genuine business-model pressure.

The Fund continues to use bouts of weakness to move further up in quality, adding selectively in higher-rated paper while leaning on new issue for incremental carry. With all-in loan yields above 8% and the portfolio's floating-rate structure intact, the Fund remains positioned to earn durable carry as dispersion resolves, favoring disciplined credit selection over broad market exposure.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Catalyst/CIFC Senior Secured Income Fund - with load
Morningstar LSTA US Leveraged Loan Index
Bloomberg U.S. Aggregate Bond Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,188
$17,079
$16,365
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Catalyst/CIFC Senior Secured Income Fund - with load	Morningstar LSTA US Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$9,521	$10,000	$10,000
Jun-2017	$10,831	$10,312	$10,742	$9,969
Jun-2018	$11,647	$11,089	$11,211	$9,929
Jun-2019	$12,140	$11,559	$11,656	$10,710
Jun-2020	$12,133	$11,552	$11,424	$11,646
Jun-2021	$13,235	$12,602	$12,755	$11,607
Jun-2022	$12,717	$12,108	$12,400	$10,413
Jun-2023	$13,877	$13,213	$13,727	$10,315
Jun-2024	$15,444	$14,705	$15,253	$10,587
Jun-2025	$16,565	$15,772	$16,365	$11,230
Jun-2026	$17,188	$16,365	$17,079	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund
Without Load	3.76%	5.37%	5.57%
With Load	-1.17%	4.34%	5.05%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index	4.36%	6.01%	5.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$773,503,093
  Number of Portfolio Holdings367
  Advisory Fee (net of waivers)$5,060,677
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
19.7%
Financials
17.7%
Industrials
13.3%
Health Care
13.0%
Consumer Discretionary
10.5%
Communications
9.8%
Money Market Funds
6.0%
CLO
4.4%
Fixed Income
4.3%
Materials
3.0%
Consumer Staples
1.8%
Energy
1.4%
Utilities
0.9%
Liabilities in Excess of Other Assets
-5.8%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/CIFC Senior Secured Income Fund - Class A (CFRAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CFRAX

Catalyst/CIFC Senior Secured Income Fund

Class C (CFRCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.90%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Fund produced relatively strong positive returns but trailed its benchmark, the Morningstar LSTA Leveraged Loan TR Index (the "Index"). The Fund entered the reporting period against a constructive credit backdrop, then absorbed two shocks: an AI-driven repricing of Software credits and a geopolitical energy shock that added a new risk dimension and reset the rate and inflation outlook. Loan market dispersion widened to a cycle extreme, with the gap between Software names and the rest of the market reaching its widest of the cycle.

In this environment, security selection was the primary driver of results. On a gross basis, the portfolio outperformed the Index, led by Healthcare and Financials. Carry, rather than price, drove the bulk of the return, insulating investors from the heightened macro volatility. The Fund's net return trailed the Index, with fund operating expenses accounting for the shortfall. The principal detractors were positions in software and IT credits, the sector at the center of the period's dislocation, where the Fund actively managed exposure to limit the impact of names facing genuine business-model pressure.

The Fund continues to use bouts of weakness to move further up in quality, adding selectively in higher-rated paper while leaning on new issue for incremental carry. With all-in loan yields above 8% and the portfolio's floating-rate structure intact, the Fund remains positioned to earn durable carry as dispersion resolves, favoring disciplined credit selection over broad market exposure.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
Morningstar LSTA US Leveraged Loan Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,079
$15,967
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,766	$9,969	$10,742
Jun-2018	$11,481	$9,929	$11,211
Jun-2019	$11,879	$10,710	$11,656
Jun-2020	$11,782	$11,646	$11,424
Jun-2021	$12,761	$11,607	$12,755
Jun-2022	$12,170	$10,413	$12,400
Jun-2023	$13,182	$10,315	$13,727
Jun-2024	$14,548	$10,587	$15,253
Jun-2025	$15,505	$11,230	$16,365
Jun-2026	$15,967	$11,656	$17,079

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	2.98%	4.58%	4.79%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index	4.36%	6.01%	5.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$773,503,093
  Number of Portfolio Holdings367
  Advisory Fee (net of waivers)$5,060,677
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/CIFC Senior Secured Income Fund - Class C (CFRCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CFRCX

Catalyst/CIFC Senior Secured Income Fund

Class C-1 (CFRFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$193	1.90%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Fund produced relatively strong positive returns but trailed its benchmark, the Morningstar LSTA Leveraged Loan TR Index (the "Index"). The Fund entered the reporting period against a constructive credit backdrop, then absorbed two shocks: an AI-driven repricing of Software credits and a geopolitical energy shock that added a new risk dimension and reset the rate and inflation outlook. Loan market dispersion widened to a cycle extreme, with the gap between Software names and the rest of the market reaching its widest of the cycle.

In this environment, security selection was the primary driver of results. On a gross basis, the portfolio outperformed the Index, led by Healthcare and Financials. Carry, rather than price, drove the bulk of the return, insulating investors from the heightened macro volatility. The Fund's net return trailed the Index, with fund operating expenses accounting for the shortfall. The principal detractors were positions in software and IT credits, the sector at the center of the period's dislocation, where the Fund actively managed exposure to limit the impact of names facing genuine business-model pressure.

The Fund continues to use bouts of weakness to move further up in quality, adding selectively in higher-rated paper while leaning on new issue for incremental carry. With all-in loan yields above 8% and the portfolio's floating-rate structure intact, the Fund remains positioned to earn durable carry as dispersion resolves, favoring disciplined credit selection over broad market exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
Morningstar LSTA US Leveraged Loan Index
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$13,436
$13,007
$11,881
Nov-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
Nov-2022	$10,000	$10,000	$10,000
Jun-2023	$10,741	$10,515	$10,799
Jun-2024	$11,852	$10,792	$11,999
Jun-2025	$12,631	$11,447	$12,874
Jun-2026	$13,007	$11,881	$13,436

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 1, 2022)
Catalyst/CIFC Senior Secured Income Fund	2.98%	7.45%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.82%
Morningstar LSTA US Leveraged Loan Index	4.36%	8.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$773,503,093
  Number of Portfolio Holdings367
  Advisory Fee (net of waivers)$5,060,677
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/CIFC Senior Secured Income Fund - Class C-1 (CFRFX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CFRFX

Catalyst/CIFC Senior Secured Income Fund

Class I (CFRIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.90%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Fund produced relatively strong positive returns but trailed its benchmark, the Morningstar LSTA Leveraged Loan TR Index (the "Index"). The Fund entered the reporting period against a constructive credit backdrop, then absorbed two shocks: an AI-driven repricing of Software credits and a geopolitical energy shock that added a new risk dimension and reset the rate and inflation outlook. Loan market dispersion widened to a cycle extreme, with the gap between Software names and the rest of the market reaching its widest of the cycle.

In this environment, security selection was the primary driver of results. On a gross basis, the portfolio outperformed the Index, led by Healthcare and Financials. Carry, rather than price, drove the bulk of the return, insulating investors from the heightened macro volatility. The Fund's net return trailed the Index, with fund operating expenses accounting for the shortfall. The principal detractors were positions in software and IT credits, the sector at the center of the period's dislocation, where the Fund actively managed exposure to limit the impact of names facing genuine business-model pressure.

The Fund continues to use bouts of weakness to move further up in quality, adding selectively in higher-rated paper while leaning on new issue for incremental carry. With all-in loan yields above 8% and the portfolio's floating-rate structure intact, the Fund remains positioned to earn durable carry as dispersion resolves, favoring disciplined credit selection over broad market exposure.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
Morningstar LSTA US Leveraged Loan Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,656
$17,079
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,882	$9,969	$10,742
Jun-2018	$11,729	$9,929	$11,211
Jun-2019	$12,257	$10,710	$11,656
Jun-2020	$12,282	$11,646	$11,424
Jun-2021	$13,428	$11,607	$12,755
Jun-2022	$12,920	$10,413	$12,400
Jun-2023	$14,149	$10,315	$13,727
Jun-2024	$15,768	$10,587	$15,253
Jun-2025	$16,973	$11,230	$16,365
Jun-2026	$17,656	$11,656	$17,079

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	4.02%	5.63%	5.85%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar LSTA US Leveraged Loan Index	4.36%	6.01%	5.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$773,503,093
  Number of Portfolio Holdings367
  Advisory Fee (net of waivers)$5,060,677
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	4.1%
Corporate Bonds	5.7%
Exchange-Traded Funds	4.1%
Money Market Funds	5.7%
Term Loans	80.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.8%
Utilities	0.9%
Energy	1.4%
Consumer Staples	1.8%
Materials	3.0%
Fixed Income	4.3%
CLO	4.4%
Money Market Funds	6.0%
Communications	9.8%
Consumer Discretionary	10.5%
Health Care	13.0%
Industrials	13.3%
Financials	17.7%
Technology	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.4%
State Street SPDR Blackstone Senior Loan ETF	2.0%
Broadstreet Partners Group, LLC, 6.174%, 06/16/31	1.1%
LifePoint Health, Inc., 7.422%, 05/14/31	1.1%
UKG, Inc., 6.167%, 02/10/31	1.0%
Allied Universal Holdco, LLC, 6.923%, 08/06/32	1.0%
Bausch + Lomb Corporation, 7.425%, 01/15/31	1.0%
Star Parent, Inc., 7.672%, 09/19/30	1.0%
Cengage Learning, Inc., 6.671%, 03/24/31	0.9%
Heartland Dental, LLC, 7.120%, 08/07/32	0.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/CIFC Senior Secured Income Fund - Class I (CFRIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CFRIX

Catalyst/MAP Global Balanced Fund

Class A (TRXAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.22%

How did the Fund perform during the reporting period?

The Fund underperformed certain benchmarks for the fiscal year ended June 30, 2026, as several factors that had supported global market outperformance relative to the U.S. reversed following renewed conflict in the Middle East. The U.S.-Iran conflict helped lift the U.S. dollar from its lows against a basket of global currencies, raised energy prices and headline inflation, and kept bond yields elevated.

Technology was a significant contributor to performance, as extraordinary demand for AI lifted semiconductors and related hardware stocks. As of June 30, 2026, semiconductors accounted for nearly 20% of the S&P 500, surpassing prior market peaks.

The S&P 500’s defensiveness, measured by exposure to consumer staples, healthcare, real estate, and utilities, is at its lowest level since the dot-com bubble. We believe today’s environment resembles the historical period in which enthusiasm for the commercialization of the internet drove technology, media, and telecommunications stocks sharply higher and crowded out other sectors. Market concentration is now at a historic high, roughly doubling over the past decade.

Kevin Warsh became the new Chairman of the Federal Reserve (“the Fed”). Under his leadership, it appears the Fed may be less open in communicating its views than under his recent predecessors. We continue to see more risk than reward at the intermediate to long end of the interest rate curve and have positioned the Fund accordingly, with an average weighted maturity of approximately 1.3 years.

Perceptions of higher U.S. interest rates have generally pushed the U.S. dollar higher. We view this as a short-term phenomenon rather than the start of a long-term trend. Over the next few years, we continue to believe the dollar will trend lower, favoring global equities.

Looking ahead, we remain grounded in the principles that have guided our investment process for decades. Rather than attempting to predict short-term outcomes, we continue to focus on identifying quality businesses at attractive valuations while managing risk with discipline.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/MAP Global Balanced Fund	Catalyst/MAP Global Balanced Fund - with load	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	MSCI ACWI VALUE Gross (USD)	MSCI All Country World Index
Jun-2016	$10,000	$9,425	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,882	$10,256	$10,991	$11,009	$10,104	$11,983	$11,942
Jun-2018	$11,328	$10,677	$11,640	$11,386	$10,161	$12,721	$13,293
Jun-2019	$11,814	$11,134	$12,331	$11,990	$10,653	$13,374	$14,133
Jun-2020	$11,427	$10,770	$12,850	$11,643	$11,165	$11,882	$14,507
Jun-2021	$13,464	$12,690	$15,331	$13,871	$11,289	$16,554	$20,291
Jun-2022	$12,805	$12,069	$13,877	$13,121	$10,867	$15,318	$17,173
Jun-2023	$13,240	$12,479	$15,177	$13,953	$11,015	$16,976	$20,115
Jun-2024	$13,928	$13,127	$17,126	$15,394	$11,647	$19,481	$24,123
Jun-2025	$15,525	$14,632	$19,117	$17,166	$12,406	$22,687	$28,149
Jun-2026	$17,486	$16,481	$21,748	$19,493	$12,872	$28,094	$34,951

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund
Without Load	12.63%	5.37%	5.75%
With Load	6.16%	4.13%	5.12%
MSCI All Country World Index	24.16%	11.49%	13.33%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	13.76%	7.24%	8.08%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	13.56%	7.04%	6.90%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	3.75%	2.66%	2.56%
MSCI ACWI VALUE Gross (USD)	23.83%	11.16%	10.88%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$14,823,684
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$0
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	54.1%
Corporate Bonds	36.6%
Exchange-Traded Funds	4.3%
Money Market Funds	3.0%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	3.0%
Utilities	3.0%
Commodity	4.2%
Financials	6.7%
Energy	7.4%
Industrials	7.7%
Materials	8.4%
Health Care	8.5%
Communications	11.3%
Consumer Staples	12.7%
Technology	12.9%
Consumer Discretionary	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.2%
Belo Corporation, 7.750%, 06/01/27	3.2%
Buckeye Partners, L.P., 4.125%, 12/01/27	3.0%
Applied Materials, Inc.	2.9%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Nestle S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.5%
CoreCivic, Inc., 4.750%, 10/15/27	2.4%
Bunge Global S.A.	2.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/MAP Global Balanced Fund - Class A (TRXAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-TRXAX

Catalyst/MAP Global Balanced Fund

Class C (TRXCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.97%

How did the Fund perform during the reporting period?

The Fund underperformed certain benchmarks for the fiscal year ended June 30, 2026, as several factors that had supported global market outperformance relative to the U.S. reversed following renewed conflict in the Middle East. The U.S.-Iran conflict helped lift the U.S. dollar from its lows against a basket of global currencies, raised energy prices and headline inflation, and kept bond yields elevated.

Technology was a significant contributor to performance, as extraordinary demand for AI lifted semiconductors and related hardware stocks. As of June 30, 2026, semiconductors accounted for nearly 20% of the S&P 500, surpassing prior market peaks.

The S&P 500’s defensiveness, measured by exposure to consumer staples, healthcare, real estate, and utilities, is at its lowest level since the dot-com bubble. We believe today’s environment resembles the historical period in which enthusiasm for the commercialization of the internet drove technology, media, and telecommunications stocks sharply higher and crowded out other sectors. Market concentration is now at a historic high, roughly doubling over the past decade.

Kevin Warsh became the new Chairman of the Federal Reserve (“the Fed”). Under his leadership, it appears the Fed may be less open in communicating its views than under his recent predecessors. We continue to see more risk than reward at the intermediate to long end of the interest rate curve and have positioned the Fund accordingly, with an average weighted maturity of approximately 1.3 years.

Perceptions of higher U.S. interest rates have generally pushed the U.S. dollar higher. We view this as a short-term phenomenon rather than the start of a long-term trend. Over the next few years, we continue to believe the dollar will trend lower, favoring global equities.

Looking ahead, we remain grounded in the principles that have guided our investment process for decades. Rather than attempting to predict short-term outcomes, we continue to focus on identifying quality businesses at attractive valuations while managing risk with discipline.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/MAP Global Balanced Fund	MSCI All Country World Index	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	MSCI ACWI VALUE Gross (USD)
Jun-2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,803	$11,942	$10,991	$11,009	$10,104	$11,983
Jun-2018	$11,163	$13,293	$11,640	$11,386	$10,161	$12,721
Jun-2019	$11,548	$14,133	$12,331	$11,990	$10,653	$13,374
Jun-2020	$11,094	$14,507	$12,850	$11,643	$11,165	$11,882
Jun-2021	$12,966	$20,291	$15,331	$13,871	$11,289	$16,554
Jun-2022	$12,244	$17,173	$13,877	$13,121	$10,867	$15,318
Jun-2023	$12,563	$20,115	$15,177	$13,953	$11,015	$16,976
Jun-2024	$13,119	$24,123	$17,126	$15,394	$11,647	$19,481
Jun-2025	$14,494	$28,149	$19,117	$17,166	$12,406	$22,687
Jun-2026	$16,198	$34,951	$21,748	$19,493	$12,872	$28,094

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	11.75%	4.55%	4.94%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	13.76%	7.24%	8.08%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	13.56%	7.04%	6.90%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	3.75%	2.66%	2.56%
MSCI ACWI VALUE Gross (USD)	23.83%	11.16%	10.88%
MSCI All Country World Index	24.16%	11.49%	13.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$14,823,684
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$0
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	54.1%
Corporate Bonds	36.6%
Exchange-Traded Funds	4.3%
Money Market Funds	3.0%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	3.0%
Utilities	3.0%
Commodity	4.2%
Financials	6.7%
Energy	7.4%
Industrials	7.7%
Materials	8.4%
Health Care	8.5%
Communications	11.3%
Consumer Staples	12.7%
Technology	12.9%
Consumer Discretionary	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.2%
Belo Corporation, 7.750%, 06/01/27	3.2%
Buckeye Partners, L.P., 4.125%, 12/01/27	3.0%
Applied Materials, Inc.	2.9%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Nestle S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.5%
CoreCivic, Inc., 4.750%, 10/15/27	2.4%
Bunge Global S.A.	2.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/MAP Global Balanced Fund - Class C (TRXCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-TRXCX

Catalyst/MAP Global Balanced Fund

Class I (TRXIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

How did the Fund perform during the reporting period?

The Fund underperformed certain benchmarks for the fiscal year ended June 30, 2026, as several factors that had supported global market outperformance relative to the U.S. reversed following renewed conflict in the Middle East. The U.S.-Iran conflict helped lift the U.S. dollar from its lows against a basket of global currencies, raised energy prices and headline inflation, and kept bond yields elevated.

Technology was a significant contributor to performance, as extraordinary demand for AI lifted semiconductors and related hardware stocks. As of June 30, 2026, semiconductors accounted for nearly 20% of the S&P 500, surpassing prior market peaks.

The S&P 500’s defensiveness, measured by exposure to consumer staples, healthcare, real estate, and utilities, is at its lowest level since the dot-com bubble. We believe today’s environment resembles the historical period in which enthusiasm for the commercialization of the internet drove technology, media, and telecommunications stocks sharply higher and crowded out other sectors. Market concentration is now at a historic high, roughly doubling over the past decade.

Kevin Warsh became the new Chairman of the Federal Reserve (“the Fed”). Under his leadership, it appears the Fed may be less open in communicating its views than under his recent predecessors. We continue to see more risk than reward at the intermediate to long end of the interest rate curve and have positioned the Fund accordingly, with an average weighted maturity of approximately 1.3 years.

Perceptions of higher U.S. interest rates have generally pushed the U.S. dollar higher. We view this as a short-term phenomenon rather than the start of a long-term trend. Over the next few years, we continue to believe the dollar will trend lower, favoring global equities.

Looking ahead, we remain grounded in the principles that have guided our investment process for decades. Rather than attempting to predict short-term outcomes, we continue to focus on identifying quality businesses at attractive valuations while managing risk with discipline.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/MAP Global Balanced Fund	MSCI All Country World Index	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	MSCI ACWI VALUE Gross (USD)
Jun-2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,915	$11,942	$10,991	$11,009	$10,104	$11,983
Jun-2018	$11,403	$13,293	$11,640	$11,386	$10,161	$12,721
Jun-2019	$11,922	$14,133	$12,331	$11,990	$10,653	$13,374
Jun-2020	$11,560	$14,507	$12,850	$11,643	$11,165	$11,882
Jun-2021	$13,654	$20,291	$15,331	$13,871	$11,289	$16,554
Jun-2022	$13,024	$17,173	$13,877	$13,121	$10,867	$15,318
Jun-2023	$13,491	$20,115	$15,177	$13,953	$11,015	$16,976
Jun-2024	$14,239	$24,123	$17,126	$15,394	$11,647	$19,481
Jun-2025	$15,899	$28,149	$19,117	$17,166	$12,406	$22,687
Jun-2026	$17,950	$34,951	$21,748	$19,493	$12,872	$28,094

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	12.90%	5.62%	6.02%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	13.76%	7.24%	8.08%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	13.56%	7.04%	6.90%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	3.75%	2.66%	2.56%
MSCI ACWI VALUE Gross (USD)	23.83%	11.16%	10.88%
MSCI All Country World Index	24.16%	11.49%	13.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$14,823,684
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$0
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	54.1%
Corporate Bonds	36.6%
Exchange-Traded Funds	4.3%
Money Market Funds	3.0%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	3.0%
Utilities	3.0%
Commodity	4.2%
Financials	6.7%
Energy	7.4%
Industrials	7.7%
Materials	8.4%
Health Care	8.5%
Communications	11.3%
Consumer Staples	12.7%
Technology	12.9%
Consumer Discretionary	13.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.2%
Belo Corporation, 7.750%, 06/01/27	3.2%
Buckeye Partners, L.P., 4.125%, 12/01/27	3.0%
Applied Materials, Inc.	2.9%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Nestle S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.5%
CoreCivic, Inc., 4.750%, 10/15/27	2.4%
Bunge Global S.A.	2.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/MAP Global Balanced Fund - Class I (TRXIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-TRXIX

Catalyst/SMH High Income Fund

Class A (HIIFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.48%

How did the Fund perform during the reporting period?

The Fund performed positively during the fiscal year ended June 30, 2026, outperforming the ICE BofA US Cash Pay High Yield Index (the “Index”). The breakdown of total performance was comprised of approximately 57% from price appreciation and 43% from income. The Fund’s returns for the fiscal year were generally in line with the Sub-Advisor’s expectations. By pursuing an asset-based approach, the Fund tends to be in the higher capital structure of the companies in which it invests. Looking ahead, the Sub-Advisor believes that there exists a high likelihood of an economic slowdown amid continued uncertainty, and therefore expects the overall market to be relatively volatile going forward.

In general, the Sub-Adviser believes the high yield sector has the potential to provide attractive returns relative to other asset classes within credit on a forward-looking basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Catalyst/SMH High Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$20,912
$19,919
$17,443
$11,656
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25
06/30/26

Table Summary
	Catalyst/SMH High Income Fund	Catalyst/SMH High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
06/30/16	$10,000	$9,525	$10,000	$10,000
06/30/17	$11,861	$11,298	$9,969	$11,275
06/30/18	$12,668	$12,066	$9,929	$11,557
06/30/19	$12,966	$12,350	$10,710	$12,436
06/30/20	$12,770	$12,163	$11,646	$12,303
06/30/21	$15,990	$15,230	$11,607	$14,207
06/30/22	$13,229	$12,601	$10,413	$12,421
06/30/23	$14,545	$13,854	$10,315	$13,535
06/30/24	$16,530	$15,745	$10,587	$14,945
06/30/25	$18,087	$17,227	$11,230	$16,483
06/30/26	$20,912	$19,919	$11,656	$17,443

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund
Without Load	15.62%	5.51%	7.66%
With Load	10.13%	4.49%	7.13%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	5.82%	4.19%	5.72%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$168,176,915
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$722,666
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	3.0%
Corporate Bonds	92.7%
Money Market Funds	0.0%
Preferred Stocks	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
24.5%
Financials
19.3%
Communications
16.4%
Technology
12.0%
Health Care
9.8%
Industrials
7.0%
Real Estate
5.2%
Materials
2.9%
Consumer Staples
0.2%
Energy
0.2%
Other Assets in Excess of Liabilities
2.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Energy	0.2%
Consumer Staples	0.2%
Materials	2.9%
Real Estate	5.2%
Industrials	7.0%
Health Care	9.8%
Technology	12.0%
Communications	16.4%
Financials	19.3%
Consumer Discretionary	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	5.0%
Kohl's Corporation, 5.550%, 07/17/45	4.5%
Harrow, Inc., 8.625%, 09/15/30	4.4%
1261229 BC Ltd., 10.000%, 04/15/32	4.4%
AMC Global Media, Inc., 10.500%, 07/15/32	4.4%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	4.1%
Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625%, 01/15/32	3.7%
K Hovnanian Enterprises, Inc., 8.375%, 10/01/33	3.7%
CoreWeave, Inc., 9.000%, 02/01/31	3.6%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	3.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/SMH High Income Fund - Class A (HIIFX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HIIFX

Catalyst/SMH High Income Fund

Class C (HIICX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.23%

How did the Fund perform during the reporting period?

The Fund performed positively during the fiscal year ended June 30, 2026, outperforming the ICE BofA US Cash Pay High Yield Index (the “Index”). The breakdown of total performance was comprised of approximately 57% from price appreciation and 43% from income. The Fund’s returns for the fiscal year were generally in line with the Sub-Advisor’s expectations. By pursuing an asset-based approach, the Fund tends to be in the higher capital structure of the companies in which it invests. Looking ahead, the Sub-Advisor believes that there exists a high likelihood of an economic slowdown amid continued uncertainty, and therefore expects the overall market to be relatively volatile going forward.

In general, the Sub-Adviser believes the high yield sector has the potential to provide attractive returns relative to other asset classes within credit on a forward-looking basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,376
$17,443
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/SMH High Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,738	$9,969	$11,275
Jun-2018	$12,473	$9,929	$11,557
Jun-2019	$12,640	$10,710	$12,436
Jun-2020	$12,354	$11,646	$12,303
Jun-2021	$15,354	$11,607	$14,207
Jun-2022	$12,604	$10,413	$12,421
Jun-2023	$13,789	$10,315	$13,535
Jun-2024	$15,549	$10,587	$14,945
Jun-2025	$16,880	$11,230	$16,483
Jun-2026	$19,376	$11,656	$17,443

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	14.79%	4.76%	6.84%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	5.82%	4.19%	5.72%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$168,176,915
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$722,666
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	3.0%
Corporate Bonds	92.7%
Money Market Funds	0.0%
Preferred Stocks	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Energy	0.2%
Consumer Staples	0.2%
Materials	2.9%
Real Estate	5.2%
Industrials	7.0%
Health Care	9.8%
Technology	12.0%
Communications	16.4%
Financials	19.3%
Consumer Discretionary	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	5.0%
Kohl's Corporation, 5.550%, 07/17/45	4.5%
Harrow, Inc., 8.625%, 09/15/30	4.4%
1261229 BC Ltd., 10.000%, 04/15/32	4.4%
AMC Global Media, Inc., 10.500%, 07/15/32	4.4%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	4.1%
Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625%, 01/15/32	3.7%
K Hovnanian Enterprises, Inc., 8.375%, 10/01/33	3.7%
CoreWeave, Inc., 9.000%, 02/01/31	3.6%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	3.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/SMH High Income Fund - Class C (HIICX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HIICX

Catalyst/SMH High Income Fund

Class I (HIIIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.23%

How did the Fund perform during the reporting period?

The Fund performed positively during the fiscal year ended June 30, 2026, outperforming the ICE BofA US Cash Pay High Yield Index (the “Index”). The breakdown of total performance was comprised of approximately 57% from price appreciation and 43% from income. The Fund’s returns for the fiscal year were generally in line with the Sub-Advisor’s expectations. By pursuing an asset-based approach, the Fund tends to be in the higher capital structure of the companies in which it invests. Looking ahead, the Sub-Advisor believes that there exists a high likelihood of an economic slowdown amid continued uncertainty, and therefore expects the overall market to be relatively volatile going forward.

In general, the Sub-Adviser believes the high yield sector has the potential to provide attractive returns relative to other asset classes within credit on a forward-looking basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$21,369
$17,443
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/SMH High Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,856	$9,969	$11,275
Jun-2018	$12,726	$9,929	$11,557
Jun-2019	$13,025	$10,710	$12,436
Jun-2020	$12,860	$11,646	$12,303
Jun-2021	$16,142	$11,607	$14,207
Jun-2022	$13,388	$10,413	$12,421
Jun-2023	$14,756	$10,315	$13,535
Jun-2024	$16,858	$10,587	$14,945
Jun-2025	$18,440	$11,230	$16,483
Jun-2026	$21,369	$11,656	$17,443

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	15.88%	5.77%	7.89%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	5.82%	4.19%	5.72%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$168,176,915
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$722,666
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	3.0%
Corporate Bonds	92.7%
Money Market Funds	0.0%
Preferred Stocks	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Energy	0.2%
Consumer Staples	0.2%
Materials	2.9%
Real Estate	5.2%
Industrials	7.0%
Health Care	9.8%
Technology	12.0%
Communications	16.4%
Financials	19.3%
Consumer Discretionary	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	5.0%
Kohl's Corporation, 5.550%, 07/17/45	4.5%
Harrow, Inc., 8.625%, 09/15/30	4.4%
1261229 BC Ltd., 10.000%, 04/15/32	4.4%
AMC Global Media, Inc., 10.500%, 07/15/32	4.4%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	4.1%
Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625%, 01/15/32	3.7%
K Hovnanian Enterprises, Inc., 8.375%, 10/01/33	3.7%
CoreWeave, Inc., 9.000%, 02/01/31	3.6%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	3.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/SMH High Income Fund - Class I (HIIIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-HIIIX

Catalyst/SMH Total Return Income Fund

Class A (TRIFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$167	1.58%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Catalyst/SMH Total Return Income Fund outperformed the ICE BofA High Yield Cash Pay Index, which returned +5.82%, and underperformed the S&P 500 TR Index, which returned +22.32%. The Fund’s portfolio as of the date hereof is generally comprised of 0.3% cash, 39.8% corporate bonds, 7.1% convertible bonds, and 52.7% of income paying equity. The Fund generated steady income during the year, with total return shaped by a combination of interest and dividends. While mark-to-market volatility increased at times, the portfolio’s income profile remained the dominant contributor to overall results.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
Catalyst/SMH Total Return Income Fund - with load
ICE BofA High Yield U.S. Corporates Cash Pay Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$42,271
$23,150
$21,819
$17,443
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25
06/30/26

Table Summary
	Catalyst/SMH Total Return Income Fund	Catalyst/SMH Total Return Income Fund - with load	ICE BofA High Yield U.S. Corporates Cash Pay Index	S&P 500® Index
06/30/16	$10,000	$9,425	$10,000	$10,000
06/30/17	$12,647	$11,920	$11,275	$11,790
06/30/18	$13,224	$12,463	$11,557	$13,484
06/30/19	$13,796	$13,003	$12,436	$14,889
06/30/20	$12,764	$12,030	$12,303	$16,006
06/30/21	$18,523	$17,458	$14,207	$22,536
06/30/22	$15,944	$15,027	$12,421	$20,144
06/30/23	$17,381	$16,381	$13,535	$24,091
06/30/24	$19,908	$18,763	$14,945	$30,006
06/30/25	$20,708	$19,518	$16,483	$34,556
06/30/26	$23,150	$21,819	$17,443	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund
Without Load	11.79%	4.56%	8.76%
With Load	5.36%	3.33%	8.11%
ICE BofA High Yield U.S. Corporates Cash Pay Index	5.82%	4.19%	5.72%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$20,840,015
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$88,944
  Portfolio Turnover78%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.9%
Common Stocks	40.7%
Convertible Bonds	5.4%
Corporate Bonds	29.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
42.4%
Collateral for Securities Loaned
31.0%
Consumer Discretionary
13.0%
Real Estate
11.6%
Communications
8.5%
Energy
8.5%
Technology
8.3%
Industrials
2.7%
Health Care
2.4%
Consumer Staples
0.9%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-29.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.6%
Money Market Funds	0.3%
Consumer Staples	0.9%
Health Care	2.4%
Industrials	2.7%
Technology	8.3%
Energy	8.5%
Communications	8.5%
Real Estate	11.6%
Consumer Discretionary	13.0%
Collateral for Securities Loaned	31.0%
Financials	42.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	6.8%
Trinity Capital, Inc.	6.0%
Capital Southwest Corporation	5.6%
VICI Properties, Inc.	4.8%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.5%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
SM Energy Company	4.2%
Lyft, Inc., 0.000%, due 09/15/30	4.0%
Hercules Capital, Inc.	3.1%
Main Street Capital Corporation	3.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/SMH Total Return Income Fund - Class A (TRIFX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-TRIFX

Catalyst/SMH Total Return Income Fund

Class C (TRICX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.33%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Catalyst/SMH Total Return Income Fund outperformed the ICE BofA High Yield Cash Pay Index, which returned +5.82%, and underperformed the S&P 500 TR Index, which returned +22.32%. The Fund’s portfolio as of the date hereof is generally comprised of 0.3% cash, 39.8% corporate bonds, 7.1% convertible bonds, and 52.7% of income paying equity. The Fund generated steady income during the year, with total return shaped by a combination of interest and dividends. While mark-to-market volatility increased at times, the portfolio’s income profile remained the dominant contributor to overall results.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
ICE BofA High Yield U.S. Corporates Cash Pay Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$21,497
$17,443
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/SMH Total Return Income Fund	ICE BofA High Yield U.S. Corporates Cash Pay Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,556	$11,275	$11,790
Jun-2018	$13,003	$11,557	$13,484
Jun-2019	$13,496	$12,436	$14,889
Jun-2020	$12,363	$12,303	$16,006
Jun-2021	$17,825	$14,207	$22,536
Jun-2022	$15,253	$12,421	$20,144
Jun-2023	$16,503	$13,535	$24,091
Jun-2024	$18,723	$14,945	$30,006
Jun-2025	$19,329	$16,483	$34,556
Jun-2026	$21,497	$17,443	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	11.22%	3.82%	7.95%
ICE BofA High Yield U.S. Corporates Cash Pay Index	5.82%	4.19%	5.72%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$20,840,015
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$88,944
  Portfolio Turnover78%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.9%
Common Stocks	40.7%
Convertible Bonds	5.4%
Corporate Bonds	29.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.6%
Money Market Funds	0.3%
Consumer Staples	0.9%
Health Care	2.4%
Industrials	2.7%
Technology	8.3%
Energy	8.5%
Communications	8.5%
Real Estate	11.6%
Consumer Discretionary	13.0%
Collateral for Securities Loaned	31.0%
Financials	42.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	6.8%
Trinity Capital, Inc.	6.0%
Capital Southwest Corporation	5.6%
VICI Properties, Inc.	4.8%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.5%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
SM Energy Company	4.2%
Lyft, Inc., 0.000%, due 09/15/30	4.0%
Hercules Capital, Inc.	3.1%
Main Street Capital Corporation	3.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/SMH Total Return Income Fund - Class C (TRICX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-TRICX

Catalyst/SMH Total Return Income Fund

Class I (TRIIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$141	1.33%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Catalyst/SMH Total Return Income Fund outperformed the ICE BofA High Yield Cash Pay Index, which returned +5.82%, and underperformed the S&P 500 TR Index, which returned +22.32%. The Fund’s portfolio as of the date hereof is generally comprised of 0.3% cash, 39.8% corporate bonds, 7.1% convertible bonds, and 52.7% of income paying equity. The Fund generated steady income during the year, with total return shaped by a combination of interest and dividends. While mark-to-market volatility increased at times, the portfolio’s income profile remained the dominant contributor to overall results.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
ICE BofA High Yield U.S. Corporates Cash Pay Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,271
$23,788
$17,443
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/SMH Total Return Income Fund	ICE BofA High Yield U.S. Corporates Cash Pay Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,683	$11,275	$11,790
Jun-2018	$13,298	$11,557	$13,484
Jun-2019	$13,942	$12,436	$14,889
Jun-2020	$12,899	$12,303	$16,006
Jun-2021	$18,743	$14,207	$22,536
Jun-2022	$16,200	$12,421	$20,144
Jun-2023	$17,710	$13,535	$24,091
Jun-2024	$20,300	$14,945	$30,006
Jun-2025	$21,173	$16,483	$34,556
Jun-2026	$23,788	$17,443	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	12.35%	4.88%	9.05%
ICE BofA High Yield U.S. Corporates Cash Pay Index	5.82%	4.19%	5.72%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$20,840,015
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$88,944
  Portfolio Turnover78%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.9%
Common Stocks	40.7%
Convertible Bonds	5.4%
Corporate Bonds	29.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.6%
Money Market Funds	0.3%
Consumer Staples	0.9%
Health Care	2.4%
Industrials	2.7%
Technology	8.3%
Energy	8.5%
Communications	8.5%
Real Estate	11.6%
Consumer Discretionary	13.0%
Collateral for Securities Loaned	31.0%
Financials	42.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	6.8%
Trinity Capital, Inc.	6.0%
Capital Southwest Corporation	5.6%
VICI Properties, Inc.	4.8%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.5%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
SM Energy Company	4.2%
Lyft, Inc., 0.000%, due 09/15/30	4.0%
Hercules Capital, Inc.	3.1%
Main Street Capital Corporation	3.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/SMH Total Return Income Fund - Class I (TRIIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-TRIIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026        $58,774

2025        $57,351

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026        $15,667

2025        $15,417

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Senior Secured Income Fund
(CFRAX, CFRCX, CFRIX, CFRFX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)

June 30, 2026

Mutual Fund Series Trust

CATALYST FUNDS
ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 38
Statements of Operations	Page 39
Statements of Changes in Net Assets	Page 40
Financial Highlights	Page 42
Notes to Financial Statements	Page 54
Report of Independent Registered Accounting Firm	Page 67
Additional Information	Page 69

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 10.6%
	SPECIALTY FINANCE — 10.6%
4,000,000	PennyMac Corporation	8.5000	06/01/29	$4,093,200
3,000,000	Redwood Trust, Inc.	7.7500	06/15/27	3,045,000
	TOTAL CONVERTIBLE BONDS (Cost $7,172,500)			7,138,200

	CORPORATE BONDS — 86.4%
	ADVERTISING & MARKETING — 4.5%
3,000,000	AppLovin Corporation	5.1250	12/01/29	3,026,893

	AEROSPACE & DEFENSE — 4.4%
2,900,000	TransDigm, Inc.(a)	6.7500	08/15/28	2,932,396

	ASSET MANAGEMENT — 13.6%
2,800,000	Ares Capital Corporation	2.8750	06/15/28	2,680,458
3,450,000	Blue Owl Capital Corporation	2.8750	06/11/28	3,268,126
3,200,000	Main Street Capital Corporation	3.0000	07/14/26	3,195,410
				9,143,994
	AUTOMOTIVE — 4.6%
2,750,000	Ford Motor Company	9.6250	04/22/30	3,120,036

	ENGINEERING & CONSTRUCTION — 1.0%
700,000	MasTec, Inc.(a)	6.6250	08/15/29	702,121

	HEALTH CARE FACILITIES & SERVICES — 8.0%
3,000,000	Centene Corporation	4.6250	12/15/29	2,922,970
2,500,000	Tenet Healthcare Corporation	4.3750	01/15/30	2,424,066
				5,347,036
	INSURANCE — 5.7%
2,862,526	Ambac Assurance Corporation(a),(b)	5.1000	Perpetual	3,814,315

	INTERNET MEDIA & SERVICES — 11.4%
2,500,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.(a)	3.5000	03/01/29	2,356,925
2,500,000	Uber Technologies, Inc.	4.3000	01/15/30	2,473,600
2,800,000	VeriSign, Inc.	4.7500	07/15/27	2,800,422
				7,630,947

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.4% (Continued)
	LEISURE PRODUCTS — 6.0%
3,342,000	Mattel, Inc.(a)	5.8750	12/15/27	$3,343,346
700,000	Mattel, Inc.	5.0000	11/17/30	698,666
				4,042,012
	METALS & MINING — 2.0%
1,299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	1,320,310

	OIL & GAS PRODUCERS — 8.5%
2,800,000	Energy Transfer, L.P.(a)	6.0000	02/01/29	2,822,728
3,000,000	Sunoco, L.P.(a)	4.5000	10/01/29	2,916,866
				5,739,594
	RETAIL - DISCRETIONARY — 4.4%
3,000,000	Dick’s Sporting Goods, Inc.(a)	4.0000	10/01/29	2,927,045

	SPECIALTY FINANCE — 7.5%
5,000,000	Rithm Capital Corporation(a)	8.0000	04/01/29	5,024,454

	TECHNOLOGY SERVICES — 4.8%
3,300,000	Gartner, Inc.(a)	4.5000	07/01/28	3,242,797

	TOTAL CORPORATE BONDS (Cost $58,296,113)			58,013,950

Shares
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
342,243	First American Treasury Obligations Fund, Class X, 3.57% (Cost $342,243)(c)	342,243

	TOTAL INVESTMENTS - 97.5% (Cost $65,810,856)	$65,494,393
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	1,660,188
	NET ASSETS - 100.0%	$67,154,581

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $31,403,303 or 46.8% of net assets.
(b)	Security in default. Non income producing.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.7%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 15.0%
55,837	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	$49,795
30,291	Banc of America Funding Trust Series 2006-J 2A3(a)		4.2390	01/20/47	26,242
7,848	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4840	08/25/35	6,993
394,886	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.5180	07/25/35	266,694
30,630	Bear Stearns ARM Trust Series 2004-7 1A1(a),(g)		0.0000	10/25/34	23,198
75,175	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	64,647
58,948	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		4.9940	05/20/35	57,468
274,368	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.0760	04/20/36	245,184
164,712	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		4.2010	03/25/37	145,279
17,752	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	09/01/26	17,654
34,795	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		4.7820	09/25/34	34,926
6,543	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		5.0080	08/25/35	4,340
72,975	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(b)		4.5810	06/19/27	72,340
110,138	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(b)		8.0000	09/19/27	105,439
26,184	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	25,695
502,088	GSR Mortgage Loan Trust 2006-Series 3F 2A5		5.7500	03/25/36	452,795
424,491	HSI Asset Loan Obligation Trust Series 2007-2 3A6		6.0000	09/25/37	131,180
449,778	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.4630	08/25/36	345,136
97,143	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		3.5230	04/25/35	90,525
21,577	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		4.9010	04/25/36	19,142
7,867	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.5260	11/25/33	7,228
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000	Perpetual	205
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(c)	TSFR1M + 0.714%	4.3628	03/25/37	21,923
29,100	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		5.9380	07/25/34	29,858
137,241	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	128,913
37,084	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	36,606
62,602	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	52,564
1,231,254	Structured Asset Securities Corporation Series 1998-RF1 A(a),(b)		4.1010	04/15/27	1,230,283
24,050	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.2080	01/25/36	22,915
219,702	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	197,532
					3,912,699
	HOME EQUITY — 6.4%
404,662	Bayview Financial Acquisition Trust Series 2007-A 2A(c)	TSFR1M + 0.639%	4.2920	05/28/37	375,749
927,142	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(c)	TSFR1M + 5.889%	9.5378	05/25/33	812,688
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2(c)	TSFR1M + 6.114%	9.7600	08/25/33	470,894
					1,659,331

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.7% (Continued)
	NON AGENCY CMBS — 41.4%
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	$769,349
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(b),(g)		0.0000	06/10/47	297,489
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.3630	11/15/48	77,344
1,500,000	Morgan Stanley Capital I Trust Series 2014-150E A(b)		3.9120	09/09/32	1,411,955
4,388,239	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(b)		5.1360	10/12/52	3,482,445
5,902,991	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME	6.7500	11/15/27	3,630,103
1,145,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(a),(b)		5.1510	06/15/44	1,098,496
					10,767,181
	RESIDENTIAL MORTGAGE — 8.9%
2,403,760	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(c)	TSFR1M + 0.234%	3.8828	10/25/36	2,050,138
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(c)	TSFR1M + 1.494%	5.1428	11/25/34	228,859
57,547	Home Equity Mortgage Loan Asset-Backed Trust Series Series 2006-D 2A3(c)	TSFR1M + 0.274%	3.9230	11/25/36	53,730
					2,332,727

	TOTAL ASSET BACKED SECURITIES (Cost $28,311,645)				18,671,938

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.7%
43,652	Fannie Mae REMICS Series 2012-126 DI(d)		3.0000	11/25/27	545
2,001,330	Fannie Mae REMICS Series 2010-27 SG(c),(d)	-(SOFR30A+.114%) + 4.886%	1.2580	04/25/40	96,960
2,029,826	Fannie Mae REMICS Series 2012-88 SB(c),(d)	-(SOFR30A+.114%) + 6.556%	2.9280	07/25/42	207,824
12,839	Fannie Mae REMICS Series 2017-6 MI(d)		4.0000	08/25/44	389
1,726,870	Fannie Mae REMICS Series 2016-64 SA(c),(d)	-(SOFR30A+.114%) + 5.886%	2.2580	09/25/46	168,464
461,804	Fannie Mae REMICS Series 2017-38 S(c),(d)	-(SOFR30A+.114%) + 6.100%	2.3580	05/25/47	49,815
206,411	Fannie Mae REMICS Series 2020-16 SJ(c),(d)	-(SOFR30A+.114%) + 6.050%	2.3080	03/25/50	17,933
3,040,445	Fannie Mae REMICS Series 2021-56 IM(c),(d),(g)	-0.67 x SOFR30A + 2.200%	0.0000	09/25/51	49,657
17,132,150	Fannie Mae REMICS Series 2021-69 JS(c),(d),(g)	-SOFR30A + 2.550%	0.0000	10/25/51	100,914
48,859	Freddie Mac REMICS Series 4205 AI(d)		2.5000	05/15/28	741
44,030	Freddie Mac REMICS Series 4639 GS(c),(d)		1.9280	03/15/36	2,211
104,419	Freddie Mac REMICS Series 3980 TS(c),(d)	-(SOFR30A+.114%) + 6.500%	2.7930	09/15/41	11,885

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.7% (Continued)
535,623	Freddie Mac REMICS Series 4100 JI(d)		3.5000	10/15/41	$51,296
5,250,294	Freddie Mac REMICS Series 4239 NI(c),(d)	-5.8333 x (SOFR30A+.114%) + 28.791%	3.2080	07/15/43	922,171
35,688	Freddie Mac REMICS Series 4449 PI(d)		4.0000	11/15/43	2,157
275,353	Freddie Mac REMICS Series 4431 ST(c),(d)	-(SOFR30A+.114%) + 5.986%	2.3930	01/15/45	26,491
4,083,193	Freddie Mac REMICS Series 4604 SA(c),(d)	-(SOFR30A+.114%) + 5.986%	2.3930	08/15/46	364,906
16,543,012	Freddie Mac REMICS Series 5090 SA(c),(d),(g)	-SOFR30A + 1.550%	0.0000	03/25/51	38,115
12,672,064	Freddie Mac REMICS Series 5177 AS(c),(d),(g)	-SOFR30A + 3.150%	0.0000	12/25/51	63,795
8,426,501	Government National Mortgage Association Series 2011-99 DS(c),(d)	-(TSFR1M+.114%) + 5.986%	2.3520	07/16/41	731,528
1,881,838	Government National Mortgage Association Series 2011-100 SA(c),(d)	-(TSFR1M+.114%) + 5.336%	1.6960	07/20/41	146,761
1,065,114	Government National Mortgage Association Series 2015-3 DS(c),(d)	-(TSFR1M+.114%) + 5.486%	1.8460	11/20/41	8,629
123,081	Government National Mortgage Association Series 2012-36 QS(c),(d)	-(TSFR1M+.114%) + 6.506%	2.8660	03/20/42	10,429
1,241,788	Government National Mortgage Association Series 2014-3 SE(c),(d)	-(TSFR1M+.114%) + 6.036%	2.4020	01/16/44	113,815
1,803,043	Government National Mortgage Association Series 2014-36 SY(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4520	03/16/44	165,077
1,845,372	Government National Mortgage Association Series 2014-133 SA(c),(d)	-(TSFR1M+.114%) + 6.136%	2.5020	09/16/44	146,256
170,746	Government National Mortgage Association Series 2016-1 ST(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4460	01/20/46	18,532
1,704,359	Government National Mortgage Association Series 2018-120 JS(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4460	09/20/48	171,794
2,721,477	Government National Mortgage Association Series 2018-154 HS(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4460	11/20/48	267,950
9,035,278	Government National Mortgage Association Series 2019-20 ES(c),(d)	-(TSFR1M+.114%) + 3.676%	0.0360	02/20/49	96,458
17,309,881	Government National Mortgage Association Series 2019-112 AS(c),(d),(g)	-(TSFR1M+.114%) + 3.296%	0.0000	09/20/49	153,971
12,386,107	Government National Mortgage Association Series 2022-22 PS(c),(d)	-SOFR30A + 3.650%	0.0410	08/20/51	193,621
14,961,052	Government National Mortgage Association Series 2022-93 AS(c),(d)	-SOFR30A + 4.150%	0.5410	05/20/52	418,335
33,774,135	Government National Mortgage Association Series 2022-121 SA(c),(d)	-SOFR30A + 3.690%	0.0810	07/20/52	312,951
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $8,889,897)				5,132,376

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
627,872	First American Treasury Obligations Fund, Class X, 3.57% (Cost $627,872)(e)	$627,872

	TOTAL INVESTMENTS - 93.8% (Cost $37,829,414)	$24,432,186
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2%	1,611,637
	NET ASSETS - 100.0%	$26,043,823

REMIC	- Real Estate Mortgage Investment Conduit

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	- Secured Overnight Financing Rate 1 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $11,328,550 or 43.5% of net assets.

(c)	Variable rate security; the rate shown represents the rate on June 30, 2026.

(d)	Interest only securities.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(f)	Maturity is not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Zero coupon bond.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 53.7%
	AEROSPACE & DEFENSE - 0.8%
510	Honeywell Aerospace Inc.(a)	$112,751

	APPAREL & TEXTILE PRODUCTS - 0.4%
100	LVMH Moet Hennessy Louis Vuitton S.E.	55,281

	BEVERAGES - 1.1%
13,020	Arca Continental S.A.B. de C.V.	155,680

	BIOTECH & PHARMA - 6.9%
386	Johnson & Johnson	98,032
1,524	Novartis A.G. - ADR	238,841
7,528	Sanofi S.A. - ADR	321,144
23,000	Takeda Pharmaceutical Company Ltd. - ADR	368,691
		1,026,708
	CHEMICALS - 1.0%
4,790	Mosaic Company	101,500
562	Solstice Advanced Materials, Inc.	49,793
		151,293
	E-COMMERCE DISCRETIONARY - 0.8%
496	Amazon.com, Inc.(a)	118,217

	ELECTRICAL EQUIPMENT - 1.5%
270	Eaton Corporation PLC	115,052
510	Honeywell International, Inc.	114,189
		229,241
	ENGINEERING & CONSTRUCTION - 1.6%
8,000	Tetra Tech, Inc.	231,120

	ENTERTAINMENT CONTENT - 1.3%
49,480	Vivendi S.E.	122,047
30,000	Vivendi S.E. - ADR	72,300
		194,347

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 53.7% (Continued)
	FOOD - 2.6%
3,625	Nestle S.A. - ADR	$372,251

	GAS & WATER UTILITIES - 3.0%
7,400	MDU Resources Group, Inc.	156,954
3,775	National Fuel Gas Company	291,468
		448,422
	HOUSEHOLD PRODUCTS - 1.5%
3,801	Unilever PLC - ADR	228,516

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
501	CME Group, Inc.	110,636

	INSURANCE - 1.6%
500	Aon PLC, A	165,844
140	Berkshire Hathaway, Inc., Class B(a)	70,055
		235,899
	INTERNET MEDIA & SERVICES - 2.7%
600	Alphabet, Inc., Class C	211,999
153	Meta Platforms, Inc., Class A	86,183
1,427	Uber Technologies, Inc.(a)	102,972
		401,154
	LEISURE FACILITIES & SERVICES - 0.9%
17,450	Arcos Dorados Holdings, Inc., Class A	140,647

	MEDICAL EQUIPMENT & DEVICES - 1.5%
2,900	Medtronic PLC	226,867

	METALS & MINING - 1.8%
2,000	Freeport-McMoRan, Inc.	125,780
12,000	Grupo Mexico S.A.B. de C.V.	135,593
		261,373
	OIL & GAS PRODUCERS - 1.7%
1,500	Chevron Corporation	248,640

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 53.7% (Continued)
	RETAIL - CONSUMER STAPLES - 2.7%
25,000	Tesco PLC	$152,107
45,942	Wal-Mart de Mexico S.A.B de C.V.	134,652
1,000	Walmart, Inc.	113,260
		400,019
	RETAIL - DISCRETIONARY - 0.8%
323	Home Depot, Inc.	113,916

	SEMICONDUCTORS - 7.4%
600	Applied Materials, Inc.	433,799
220	Micron Technology, Inc.	253,944
650	Tokyo Electron Ltd.	308,441
400	Tokyo Electron Ltd. - ADR	97,204
		1,093,388
	SOFTWARE - 1.3%
511	Microsoft Corporation	190,613

	TECHNOLOGY HARDWARE - 1.2%
1,500	Cisco Systems, Inc.	176,190

	TECHNOLOGY SERVICES - 1.5%
1,000	Fidelity National Information Services, Inc.	38,880
550	Visa, Inc., Class A	188,700
		227,580
	TELECOMMUNICATIONS - 2.6%
10,725	Orange S.A. - ADR	201,845
4,500	Verizon Communications, Inc.	190,530
		392,375
	WHOLESALE - CONSUMER STAPLES - 2.8%
3,217	Bunge Global S.A.	343,350
24,000	GrainCorp Ltd.	81,545
		424,895

	TOTAL COMMON STOCKS (Cost $5,720,355)	7,968,019

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.2%
	COMMODITY - 4.2%
7,900	SPDR Gold MiniShares Trust(a)	$627,418
	TOTAL EXCHANGE-TRADED FUNDS (Cost $292,261)

Shares		Dividend Rate(b)
	PREFERRED STOCKS — 2.0%
	HOUSEHOLD PRODUCTS — 2.0%
3,500	Henkel A.G. & Company KGaA	2.07		293,925
	TOTAL PREFERRED STOCKS (Cost $323,349)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 36.4%
	AUTOMOTIVE — 3.4%
300,000	Ford Motor Credit Company, LLC	5.8500	05/17/27	302,254
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	197,402
				499,656
	CHEMICALS — 2.8%
425,000	Methanex Corporation	5.1250	10/15/27	424,820

	COMMERCIAL SUPPORT SERVICES — 2.4%
350,000	CoreCivic, Inc.	4.7500	10/15/27	349,368

	ENTERTAINMENT CONTENT — 1.4%
212,000	Warner Media, LLC	3.8000	02/15/27	208,689

	HOME & OFFICE PRODUCTS — 1.3%
201,000	Steelcase, Inc.	5.1250	01/18/29	196,519

	INDUSTRIAL SUPPORT SERVICES — 1.5%
225,000	United Rentals North America, Inc.	4.8750	01/15/28	224,345

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 36.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.1%
250,000	Nomura Holdings, Inc.	1.6530	07/14/26	$249,776
200,000	Nomura Holdings, Inc.	2.3290	01/22/27	197,767
				447,543
	LEISURE FACILITIES & SERVICES — 1.7%
250,000	Carnival Corporation	6.6500	01/15/28	254,900

	LEISURE PRODUCTS — 1.6%
225,000	Brunswick Corporation	5.8500	03/18/29	230,289

	OIL & GAS PRODUCERS — 4.3%
450,000	Buckeye Partners, L.P.	4.1250	12/01/27	444,394
200,000	Sunoco, L.P. / Sunoco Finance Corporation	4.5000	05/15/29	196,029
				640,423
	OIL & GAS SERVICES & EQUIPMENT — 1.4%
200,000	Oceaneering International, Inc.	6.0000	02/01/28	203,418

	PUBLISHING & BROADCASTING — 3.2%
466,000	Belo Corporation	7.7500	06/01/27	476,303

	RETAIL - DISCRETIONARY — 2.7%
175,000	Advance Auto Parts, Inc.	1.7500	10/01/27	168,301
225,000	Nordstrom, Inc.	6.9500	03/15/28	232,225
				400,526
	SPECIALTY FINANCE — 1.3%
200,000	AerCap Ireland Capital DAC / AerCap Global Global Aviation Trust 2	2.4500	10/29/26	198,808

	STEEL — 2.8%
400,000	ArcelorMittal S.A.	6.5500	11/29/27	409,701

	TECHNOLOGY HARDWARE — 1.5%
225,000	Nokia OYJ	4.3750	06/12/27	224,026

	TOTAL CORPORATE BONDS (Cost $5,387,089)			5,389,334

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
446,656	First American Treasury Obligations Fund, Class X, 3.57% (Cost $446,656)(c)	$446,656

	TOTAL INVESTMENTS - 99.3% (Cost $12,169,710)	$14,725,352
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	98,332
	NET ASSETS - 100.0%	$14,823,684

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

DAC	- Designated Activity Company

KGaA	- Kommanditgesellschaft auf Aktien

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.A.B de C.V.	- Sociedad Anónima Bursátil de Capital Variable

S.E.	- Societas Europeae

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Euro. Pays annually.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.3%
	FIXED INCOME - 4.3%
901,688	Invesco Senior Loan ETF	$18,367,385
374,591	State Street SPDR Blackstone Senior Loan ETF	15,092,271
		33,459,656

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,526,245)	33,459,656

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 4.4%
	CLO — 4.4%
2,000,000	Apidos CLO LI Ltd. Series 2024-51A E(a),(b)	TSFR3M + 4.850%	8.5250	01/20/38	1,985,480
1,500,000	Apidos Clo XL Ltd. Series 2022-40A ER(a),(b)	TSFR3M + 5.600%	9.2730	07/15/37	1,508,283
1,250,000	Apidos CLO XXXII Series 2019-32A ER(a),(b)	TSFR3M + 5.500%	9.1750	01/20/33	1,261,676
1,000,000	Benefit Street Partners CLO XVI Ltd. Series 2018-16A ER2(a),(b)	TSFR3M + 4.900%	8.5800	01/17/38	974,990
1,510,000	Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A ER(a),(b)	TSFR3M + 5.400%	9.0750	10/20/37	1,480,677
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b),(c)	TSFR3M + 6.212%	9.8780	10/25/30	339,263
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b),(c)	TSFR3M + 5.312%	8.9850	07/15/31	440,122
1,000,000	Captree Park CLO Ltd. Series 1A E(a),(b)	TSFR3M + 6.000%	9.6750	07/20/37	963,063
2,000,000	Carlyle Global Market Strategies CLO Ltd Series 2014-2R(a),(b)	TSFR3M + 5.612%	9.2630	05/15/31	2,009,935
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b),(c)	TSFR3M + 6.462%	10.1370	10/19/29	716,923
2,000,000	Elmwood CLO IX Ltd. Series 2A ER(a),(b)	TSFR3M + 4.650%	8.3250	04/20/38	2,008,412
2,000,000	Goldentree Loan Management US CLO 15 Ltd. Series 15A ER2(a),(b)	TSFR3M + 5.000%	8.6750	10/20/38	2,008,640
2,000,000	GoldenTree Loan Management US CLO 23 Ltd. Series 23A E(a),(b)	TSFR3M + 5.000%	8.6750	01/20/39	1,983,476
1,000,000	Hartwick Park CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.850%	8.5250	01/20/37	909,228
2,000,000	KKR CLO 14 Ltd. Series 14 ER(a),(b),(c)	TSFR3M + 6.412%	10.0850	07/15/31	1,886,686
1,000,000	KKR CLO 31 Ltd. Series 31A E(a),(b),(c)	TSFR3M + 6.732%	10.4070	04/20/34	903,128
1,500,000	Meacham Park Clo Ltd. Series 2024-1A E(a),(b)	TSFR3M + 5.350%	9.0250	10/20/37	1,418,748
1,000,000	Neuberger Berman CLO XXI Ltd. Series 2016-21A ER3(a),(b)	TSFR3M + 5.250%	8.9250	01/20/39	991,205
500,000	Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A E(a),(b)	TSFR3M + 4.800%	8.4660	01/23/39	502,034
1,000,000	OCP CLO Ltd. Series 2021-23A ER2(a),(b)	TSFR3M + 4.500%	8.1800	01/17/39	983,928
112,190	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b),(c)	TSFR3M + 5.662%	9.3350	07/15/30	74,603
1,325,000	OHA Credit Funding 2 Ltd. Series 2019-2A ER2(a),(b)	TSFR3M + 4.800%	8.4720	01/21/38	1,304,697
1,250,000	OHA Credit Partners VII Ltd. Series 2012-7A ER4(a),(b)	TSFR3M + 4.500%	8.1420	02/20/38	1,205,803
2,000,000	Palmer Square CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.900%	8.5750	01/20/38	1,952,096
1,000,000	Palmer Square CLO Ltd. Series 2021-1A DR(a),(b)	TSFR3M + 4.750%	8.4250	04/20/38	933,137

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.4% (Continued)
	CLO — 4.4% (Continued)
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A E(a),(b)	TSFR3M + 6.012%	9.6870	10/20/30	$928,567
1,000,000	Shackleton CLO Ltd. Series 2013-4RA D(a),(b),(c)	TSFR3M + 6.112%	9.7800	04/13/31	935,162
1,000,000	Shackleton CLO Ltd. Series 2015-7RA E(a),(b),(c)	TSFR3M + 6.462%	10.1350	07/15/31	881,127
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	9.8370	04/20/31	459,444
					33,950,533

	TOTAL ASSET BACKED SECURITIES (Cost $34,777,839)				33,950,533

	CORPORATE BONDS — 6.0%
	ADVERTISING & MARKETING — 0.3%
2,000,000	Outfront Media Capital, LLC / Outfront Media Capital Corporation(a)		4.2500	01/15/29	1,948,539

	AEROSPACE & DEFENSE — 0.3%
2,000,000	TransDigm, Inc.(a)		6.7500	01/31/34	2,052,968

	BIOTECH & PHARMA — 0.1%
547,000	GENMAB A/S/GENMAB FINANCE, LLC(a)		7.2500	12/15/33	572,014
167,000	Prestige Brands, Inc.(a)		6.2500	07/15/34	167,000
					739,014

	CHEMICALS — 0.3%
2,500,000	Valvoline, Inc.(a)		3.6250	06/15/31	2,307,254

	CONTAINERS & PACKAGING — 0.2%
1,441,000	Graphic Packaging International, LLC(a)		3.5000	03/01/29	1,371,193
444,000	Sword Purchaser, LLC(a)		8.2500	04/15/33	460,079
					1,831,272
	ELECTRIC UTILITIES — 0.3%
2,000,000	Talen Energy Supply, LLC(a)		6.5000	02/01/36	2,017,326

	ENGINEERING & CONSTRUCTION — 0.1%
457,000	Granite Construction, Inc.(a)		6.3750	06/15/34	465,843

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 6.0% (Continued)
	ENTERTAINMENT CONTENT — 0.3%
2,000,000	OAK-Eagle Acquireco, Inc.(a)	7.2500	07/01/33	$2,089,606

	HEALTH CARE FACILITIES & SERVICES — 0.4%
615,000	Charlotte Buyer, Inc.(a)	8.0000	06/30/31	623,366
1,144,000	DaVita, Inc.(a)	6.7500	07/15/33	1,181,127
1,000,000	Team Health Holdings, Inc.(a)	8.3750	06/30/28	1,007,145
				2,811,638
	HOME & OFFICE PRODUCTS — 0.3%
219,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	206,025
2,137,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	2,003,941
				2,209,966
	HOME CONSTRUCTION — 0.3%
1,174,000	APi Group DE, Inc.(a)	4.1250	07/15/29	1,126,760
1,500,000	M/I Homes, Inc.	3.9500	02/15/30	1,426,038
				2,552,798
	HOUSEHOLD PRODUCTS — 0.1%
1,245,000	Prestige Brands, Inc.(a)	3.7500	04/01/31	1,144,859

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
2,000,000	Roller Bearing Company of America, Inc.(a)	4.3750	10/15/29	1,952,417

	INDUSTRIAL SUPPORT SERVICES — 0.1%
665,000	Core & Main, L.P.(a)	6.0000	07/01/34	667,985
459,000	Synergy Infrastructure Holdings, LLC(a)	7.0000	07/15/34	466,270
				1,134,255
	INSURANCE — 0.4%
2,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	6.7500	07/01/32	1,799,196
1,165,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	1,176,242
				2,975,438
	INTERNET MEDIA & SERVICES — 0.1%
524,000	AP Core Holdings II, LLC(a)	11.0000	05/15/31	548,913

	LEISURE FACILITIES & SERVICES — 0.1%
490,000	Gaia Purchaser, Inc.(a)	7.6250	07/15/33	496,467

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 6.0% (Continued)
	OIL & GAS PRODUCERS — 0.4%
450,000	Harvest Midstream I, L.P.(a)	6.7500	05/15/34	$456,544
2,223,000	Venture Global Plaquemines LNG, LLC(a)	6.7500	01/15/36	2,358,181
				2,814,725
	PUBLISHING & BROADCASTING — 0.4%
2,000,000	McGraw-Hill Education, Inc.(a)	7.3750	09/01/31	2,034,115
2,000,000	Nexstar Media, Inc.(a)	6.5000	09/15/33	2,001,265
				4,035,380
	RETAIL - CONSUMER STAPLES — 0.1%
434,000	Albertsons Companies, Inc.(a)	5.7500	03/31/34	413,805

	RETAIL - DISCRETIONARY — 0.5%
2,000,000	Builders FirstSource, Inc.(a)	6.7500	05/15/35	2,041,285
2,000,000	Metis Merger Sub, LLC(a)	6.5000	05/15/29	1,993,522
459,000	QXO Building Products, Inc.(a)	6.8750	07/15/34	471,919
				4,506,726
	SPECIALTY FINANCE — 0.1%
527,000	Starwood Property Trust, Inc.(a)	6.1250	06/01/31	530,115

	TELECOMMUNICATIONS — 0.3%
2,000,000	Level 3 Financing, Inc.(a)	6.8750	06/30/33	2,056,092
416,000	Level 3 Financing, Inc.(a)	8.5000	01/15/36	447,035
451,000	Level 3 Financing, Inc.(a)	7.5000	02/15/37	463,043
				2,966,170
	TRANSPORTATION & LOGISTICS — 0.2%
2,000,000	Beacon Mobility Corporation(a)	7.2500	08/01/30	2,082,985

	TOTAL CORPORATE BONDS (Cost $46,441,022)			46,628,479

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9%
	ADVERTISING & MARKETING — 0.8%
1,989,761	CMG Media Corporation(b)	TSFR3M + 3.500%	7.2640	06/18/29	$1,804,047
4,278,446	Endeavor Operating Company, LLC(b)	TSFR1M + 3.000%	6.4220	01/28/32	4,288,607
					6,092,654
	AEROSPACE & DEFENSE — 1.1%
1,104,148	Azorra Soar Tlb Finance Ltd.(b)	TSFR1M + 2.500%	6.1600	10/18/29	1,107,366
325,862	Mahseer Holdings, LLC(b)	TSFR1M + 3.250%	6.9250	02/07/33	328,104
52,138	Mahseer Holdings, LLC(b),(d)	TSFR1M + 3.250%	6.9250	02/07/33	52,497
80,600	Signia Aerospace, LLC(b),(d)	TSFR3M + 2.750%	6.1640	12/11/31	80,752
2,314,564	Signia Aerospace, LLC(b)	TSFR3M + 2.750%	6.1640	12/11/31	2,318,915
2,992,481	TransDigm Group, Inc.(b)	TSFR1M + 2.500%	6.1730	08/13/32	2,996,341
600,000	TransDigm, Inc.(b)	TSFR3M + 2.250%	5.9230	03/22/30	600,726
985,000	TransDigm, Inc.(b)	TSFR1M + 2.500%	6.1200	02/28/31	986,290
423,938	V2X, LLC(b)	TSFR1M + 2.000%	9.4290	12/06/28	424,012
					8,895,003
	APPAREL & TEXTILE PRODUCTS — 0.3%
598,477	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 2.250%	6.5750	12/21/28	599,378
1,954,072	Varsity Brands, Inc.(b)	TSFR1M + 3.000%	6.6720	08/26/31	1,959,133
					2,558,511
	ASSET MANAGEMENT — 5.2%
1,819,885	Creative Planning, LLC(b)	TSFR1M + 2.000%	5.6200	05/12/31	1,814,953
687,254	DRW Holdings, LLC(b)	TSFR6M + 3.500%	7.1200	06/26/31	661,870
2,566,949	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 4.000%	7.6490	11/30/31	2,577,179
95,211	Emma Buyer, LLC(b)	TSFR1M + 3.500%	7.1140	06/16/33	95,092
47,606	Emma Buyer, LLC(b)	TSFR1M + 3.500%	7.1140	06/16/33	47,546
364,183	Emma Buyer, LLC(b)	TSFR1M + 3.500%	7.1140	06/16/33	363,728
4,700,000	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	6.1720	09/15/31	4,596,341
532,726	GC Ferry Acquisition I, Inc.(b),(d)	TSFR1M + 3.500%	3.5000	06/07/32	532,961
3,114,640	GC Ferry Acquisition I, Inc.(b)	TSFR1M + 3.500%	7.1720	06/07/32	3,116,011
500,000	GTCR Everest Borrower, LLC(b)	TSFR1M + 2.500%	6.1730	09/05/31	498,635
66,500	Hightower Holding, LLC(b)	TSFR1M + 2.750%	6.3640	02/03/32	66,137
199,500	Hightower Holding, LLC(b)	TSFR3M + 2.750%	6.4020	02/03/32	199,001
272,000	IMC Financing, LLC(b)	TSFR1M + 2.500%	6.1120	06/21/32	272,567
325,337	June Purchaser, LLC(b),(d)	TSFR1M + 3.250%	2.7500	09/11/31	326,049
1,931,021	June Purchaser, LLC(b)	TSFR1M + 3.250%	6.4220	09/11/31	1,935,250

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	ASSET MANAGEMENT — 5.2% (Continued)
4,100,000	Jupiter Borrower, Inc.(b)	TSFR1M + 2.750%	6.4230	03/25/33	$4,101,722
2,518,599	Nexus Buyer, LLC(b)	TSFR1M + 3.500%	7.1730	07/31/31	2,433,596
3,738,239	Nexus Buyer, LLC(b)	TSFR1M + 4.000%	7.6730	07/31/31	3,626,765
3,760,524	Osaic Holdings, Inc.(b)	TSFR1M + 2.500%	6.1820	08/02/32	3,716,807
732,153	Saphilux Sarl(b)	TSFR1M + 3.000%	6.6790	07/27/28	736,426
6,072,289	Sophos Intermediate II Ltd.(b)	TSFR1M + 3.610%	7.2870	03/05/27	5,679,502
2,575,205	Victory Capital Holdings, Inc.(b)	TSFR1M + 2.000%	5.4500	09/10/32	2,568,175
					39,966,313
	AUTOMOTIVE — 0.9%
4,688,654	Tenneco, Inc.(b)	TSFR1M + 4.750%	8.5110	11/17/28	4,673,768
2,602,505	Tenneco, Inc.(b)	TSFR1M + 5.000%	8.7640	11/17/28	2,596,324
					7,270,092
	BEVERAGES — 0.2%
420,000	Pegasus Bidco BV(b)	TSFR1M + 2.500%	6.1430	07/12/32	420,701
985,999	Primo Brands Corporation(b)	TSFR1M + 2.750%	6.4230	03/19/31	991,634
					1,412,335
	BIOTECH & PHARMA — 1.5%
1,410,783	Alvogen Pharma US, Inc.(b),(c)	TSFR1M + 2.500%	6.2000	03/01/29	828,835
4,886,768	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 3.000%	6.6820	08/02/32	4,913,498
2,523,063	Curium Bidco Sarl(b)	TSFR1M + 3.000%	6.6720	08/07/31	2,524,639
1,534,838	Genmab A/S(b)	TSFR1M + 2.000%	5.6380	12/13/32	1,535,514
1,700,192	Grifols International Services USA, Inc.(b)	TSFR1M + 2.500%	6.1790	04/01/33	1,706,466
361,000	Prestige Brands, Inc.(b),(d)	TSFR1M + 2.000%	5.6280	06/12/33	361,791
					11,870,743
	CABLE & SATELLITE — 0.7%
910,978	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	6.9230	09/18/30	822,535
911,298	COGECO Financing 2, L.P.(b)	TSFR1M + 2.615%	6.2870	09/01/28	865,733
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	7.0520	03/06/31	1,044,779
2,608,023	WideOpenWest Finance, LLC(b)	TSFR1M + 7.262%	10.9290	12/11/28	2,648,774
					5,381,821
	CHEMICALS — 1.6%
831,000	ChemCat AcquisitionCo, LLC(b)	TSFR1M + 4.750%	3.7322	03/02/33	797,760
611,391	Herens US Holdco Corporation(b)	TSFR3M + 3.925%	8.7300	04/30/28	581,938
369,061	INEOS US Finance, LLC(b)	TSFR1M + 3.000%	6.6610	02/07/31	328,741

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	CHEMICALS — 1.6% (Continued)
530,422	INEOS US Finance, LLC(b)	TSFR1M + 5.000%	8.6120	06/17/32	$499,482
4,700,000	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.0360	04/03/28	4,700,017
2,168,000	Nouryon Finance BV(b)	TSFR1M + 3.500%	7.1250	07/31/31	2,171,165
2,617,291	Olympus Water US Holding Corporation(b)	TSFR1M + 3.250%	6.9220	07/26/32	2,618,561
425,000	SP Motion Holdco Ltd.(b)	TSFR1M + 2.500%	6.1250	06/24/33	425,045
					12,122,709
	COMMERCIAL SUPPORT SERVICES — 7.0%
1,296,410	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	6.6720	10/05/30	1,283,446
708,511	AlixPartners LLP(b)	TSFR1M + 2.000%	6.3530	07/30/32	705,103
7,549,411	Allied Universal Holdco, LLC(b)	TSFR1M + 3.250%	6.9230	08/06/32	7,561,829
4,823,162	Amspec Parent, LLC(b)	TSFR1M + 3.500%	7.1720	12/22/31	4,845,469
3,102,196	Bifm CA Buyer, Inc.(b)	TSFR1M + 3.250%	6.9230	05/31/28	3,116,094
655,000	Brightview Landscapes, LLC(b)	TSFR3M + 2.000%	5.6520	06/11/33	653,634
4,055,468	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.000%	6.6430	09/30/31	4,061,612
5,134,662	Citrin Cooperman Advisors, LLC(b)	TSFR1M + 3.000%	6.6720	03/31/32	5,004,472
1,103,476	Creative Artists Agency, LLC(b)	TSFR1M + 2.500%	6.1800	10/01/31	1,104,601
3,358,789	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	6.6750	01/28/33	3,349,553
6,531,645	Garda World Security Corporation(b)	TSFR1M + 2.750%	6.4210	02/01/29	6,531,645
260,000	GFL Environmental Services, Inc./ON(b)	TSFR1M + 2.500%	6.1560	02/04/32	260,338
5,500,000	Golden State Foods, LLC(b)	TSFR1M + 3.500%	7.1800	12/04/31	5,515,758
4,207,443	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.000%	5.6880	10/15/30	4,185,880
1,951,452	Prime Security Services Borrower, LLC(b)	TSFR1M + 1.750%	5.3690	02/09/32	1,925,030
287,198	Raven Acquisition Holdings, LLC(b),(d)	TSFR1M + 1.000%	3.0000	10/24/31	283,764
3,980,571	Raven Acquisition Holdings, LLC(b)	TSFR1M + 3.250%	6.6730	10/24/31	3,932,963
					54,321,191
	CONSTRUCTION MATERIALS — 0.2%
1,298,728	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	5.8700	03/26/29	1,300,786
501,429	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	5.9220	04/14/31	501,614
					1,802,400
	CONSUMER DISCRETIONARY — 0.1%
993,758	Peer USA, LLC(b)	TSFR1M + 2.250%	5.9500	09/27/32	995,726

	CONSUMER SERVICES — 1.7%
2,224,512	KUEHG Corporation(b)	TSFR3M + 2.750%	6.4220	06/12/30	2,147,433

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	CONSUMER SERVICES — 1.7% (Continued)
4,707,206	Lernen US Finco, LLC(b)	TSFR1M + 3.500%	7.1500	10/27/31	$4,642,482
1,442,092	Prometric Holdings, Inc.(b)	TSFR1M + 3.750%	7.4230	06/18/32	1,443,440
4,719,453	University Support Services, LLC(b)	TSFR1M + 2.750%	6.3700	02/12/29	4,657,132
					12,890,487
	CONTAINERS & PACKAGING — 1.2%
1,770,495	Altium Packaging, LLC(b)	TSFR1M + 2.500%	6.1720	06/05/31	1,725,347
500,843	Charter Next Generation, Inc.(b)	TSFR1M + 2.500%	6.1710	12/02/30	501,572
5,117,078	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.250%	6.9500	03/29/32	4,927,312
1,032,000	Proampac PG Borrower, LLC(b)	TSFR3M + 4.000%	7.6600	02/22/33	1,016,520
1,494,319	Sword Purchaser, LLC(b)	TSFR1M + 4.000%	7.6380	04/04/33	1,460,114
					9,630,865
	E-COMMERCE DISCRETIONARY — 0.1%
479,000	Chewy, Inc.(b)	TSFR1M + 1.750%	5.3710	06/16/33	479,299

	ELECTRIC UTILITIES — 0.7%
1,108,033	Alpha Generation, LLC(b)	TSFR1M + 1.750%	5.3340	05/29/33	1,097,645
750,000	Calpine Construction Finance Company, L.P.(b)	TSFR1M + 1.750%	5.7220	07/31/31	750,349
191,000	CPV Three Rivers, LLC(b)	TSFR1M + 2.750%	6.4280	04/01/33	191,040
279,000	NRG Energy, Inc.(b)	TSFR1M + 1.750%	5.3990	04/15/33	278,965
1,007,000	Pathfinder Power, LLC(b)	TSFR1M + 2.000%	5.6250	06/22/33	1,006,058
1,775,000	Talen Energy Supply, LLC(b)	TSFR1M + 2.000%	5.6540	10/09/32	1,765,291
					5,089,348
	ELECTRICAL EQUIPMENT — 0.5%
1,687,000	ESCO Technologies, Inc.(b)	TSFR1M + 1.750%	5.3710	06/10/33	1,687,000
885,636	Skyshield US Bidco Ltd.(b)	TSFR1M + 2.500%	6.0840	06/02/33	886,468
961,782	TK Elevator US Newco, Inc.(b)	TSFR1M + 2.750%	6.4800	04/30/30	967,043
					3,540,511
	ENGINEERING & CONSTRUCTION — 0.4%
126,123	Azuria Water Solutions, Inc.(b),(d)	TSFR1M + 2.750%	6.4250	01/27/33	126,033
1,213,930	Azuria Water Solutions, Inc.(b)	TSFR1M + 2.750%	6.4250	01/27/33	1,213,068
1,255,318	Chromalloy Corporation(b)	TSFR1M + 3.750%	6.9110	03/24/31	1,262,769
69,551	Trilon Group, LLC(b),(d)	TSFR1M + 3.500%	7.3340	06/04/33	69,638
782,449	Trilon Group, LLC(b)	TSFR1M + 3.500%	7.3340	06/04/33	783,427
					3,454,935

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	ENTERTAINMENT CONTENT — 1.8%
1,034,000	Banijay US Holding, Inc.(b)	TSFR1M + 2.250%	5.8890	06/26/33	$1,036,585
6,289,904	Discovery Global Holdings, Inc.(b)	TSFR1M + 2.500%	6.1130	06/30/33	6,299,465
4,841,528	OAK-Eagle Acquireco, Inc.(b)	TSFR1M + 3.500%	7.1720	03/24/33	4,858,909
1,800,399	Univision Communications, Inc.(b)	TSFR1M + 3.500%	7.2350	01/31/29	1,790,839
					13,985,798
	FOOD — 1.2%
216,000	Alltech, Inc.(b)	TSFR1M + 4.250%	8.0320	08/13/30	216,440
1,459,733	Chobani, LLC(b)	TSFR1M + 2.250%	5.9230	10/22/32	1,464,295
5,000,000	Nourish Buyer I, Inc.(b)	TSFR1M + 4.000%	7.6740	07/12/32	5,045,300
136,640	Saratoga Food Specialties, LLC(b)	TSFR3M + 3.250%	6.8960	09/20/32	137,266
2,644,445	Snacking Investments US, LLC(b)	TSFR3M + 3.000%	6.1490	10/29/32	2,653,542
					9,516,843
	HEALTH CARE FACILITIES & SERVICES — 9.8%
916,195	ADMI Corporation(b)	TSFR1M + 3.375%	7.1620	12/23/27	823,430
518,680	ADMI Corporation(b)	TSFR1M + 3.750%	7.4850	12/23/27	466,543
1,273,023	ADMI Corporation(b)	TSFR1M + 5.750%	9.4220	12/23/27	1,200,620
4,089,724	Aveanna Healthcare, LLC(b)	TSFR3M + 3.000%	6.6200	09/17/32	4,111,788
1,986,000	Bella Holding Company, LLC(b)	TSFR1M + 3.250%	6.8700	06/10/33	1,971,929
1,533,000	Charlotte Buyer, Inc.(b)	TSFR1M + 4.500%	8.1120	06/17/31	1,533,583
352,968	Hanger, Inc.(b),(d)	TSFR1M + 1.000%	7.1730	10/16/31	354,671
2,724,050	Hanger, Inc.(b)	TSFR1M + 3.500%	7.1730	10/16/31	2,737,193
6,576,815	Heartland Dental, LLC(b)	TSFR1M + 3.750%	7.1200	08/07/32	6,589,147
8,450,000	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	7.4220	05/14/31	8,335,206
465,394	LifePoint Health, Inc.(b)	TSFR1M + 3.500%	7.1520	05/19/31	457,950
1,546,000	McKesson Medical-Surgical Top Holdings, Inc.(b)	TSFR1M + 2.250%	5.8580	06/03/32	1,548,257
1,098,718	MED ParentCo, L.P.(b)	TSFR1M + 3.000%	6.6730	04/15/31	1,101,239
3,964,260	Milano Acquisition Corporation(b)	TSFR3M + 4.000%	7.8000	08/17/27	3,911,416
4,651,965	National Mentor Holdings, Inc.(b)	TSFR1M + 6.000%	9.6730	12/05/30	4,694,135
1,002,402	Onex TSG Intermediate Corporation(b)	TSFR1M + 3.250%	6.9140	08/06/32	1,009,504
3,771,493	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.000%	6.6730	05/06/31	3,787,013
3,802,506	PAREXEL International Corporation(b)	TSFR1M + 2.750%	6.1200	12/09/31	3,807,659
124,283	Phoenix Guarantor, Inc.(b)	TSFR1M + 2.000%	5.6250	02/21/31	124,193
3,470,655	Precision Medicine Group, LLC(b)	TSFR3M + 3.500%	7.1720	08/16/32	3,459,080
755,885	Southern Veterinary Partners, LLC(b)	TSFR3M + 2.500%	6.1730	12/04/31	756,063

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 9.8% (Continued)
7,417,197	Star Parent, Inc.(b)	TSFR1M + 4.000%	7.6720	09/19/30	$7,435,554
6,300,000	Team Health Holdings, Inc.(b)	TSFR3M + 4.000%	7.6610	06/30/28	6,316,632
2,200,000	TEAM Services Holding, Inc.(b)	TSFR1M + 5.250%	8.9270	01/31/33	2,158,750
114,442	US Fertility Enterprises, LLC(b),(d)	TSFR3M + 3.500%	3.5000	12/10/32	114,943
2,249,031	US Fertility Enterprises, LLC(b)	TSFR3M + 3.500%	7.1670	12/10/32	2,258,870
2,108,277	VetStrategy Canada Holdings, Inc.(b)	TSFR3M + 3.750%	7.4300	12/06/28	2,105,821
2,423,379	VetStrategy Canada Holdings, Inc.(b)	TSFR3M + 3.750%	7.6640	12/08/31	2,409,238
					75,580,427
	HOME & OFFICE PRODUCTS — 1.0%
5,497,924	AI Aqua Merger Sub, Inc. (b)	TSFR1M + 2.750%	6.4226	07/31/28	5,499,270
2,214,000	AI Aqua Merger Sub, Inc. (b)	TSFR1M + 2.500%	6.1390	06/25/33	2,215,251
					7,714,521
	HOME CONSTRUCTION — 0.2%
1,340,000	Tamko Building Products, LLC(b)	TSFR1M + 3.000%	6.6240	09/17/30	1,341,675

	HOUSEHOLD PRODUCTS — 0.2%
1,385,929	Journey Personal Care Corporation(b)	TSFR1M + 3.750%	7.4110	03/01/28	1,386,102

	INDUSTRIAL SUPPORT SERVICES — 0.2%
272,000	Core & Main, L.P.(b)	TSFR1M + 1.750%	5.3890	06/25/33	272,000
989,550	FCG Acquisitions, Inc.(b)	TSFR1M + 3.250%	6.9160	02/28/33	994,423
					1,266,423
	INSTITUTIONAL FINANCIAL SERVICES — 3.8%
5,436,003	Aretec Group, Inc.(b)	TSFR1M + 3.000%	6.6730	08/09/30	5,430,757
5,268,398	Armor Holdco, Inc.(b)	TSFR1M + 3.750%	7.5490	12/11/31	5,272,929
4,897,830	Ascensus Holdings, Inc.(b)	TSFR1M + 3.000%	6.6200	11/22/32	4,791,719
200,000	Ascensus Holdings, Inc.(b)	TSFR1M + 5.250%	8.9220	11/20/33	202,000
2,650,000	Citadel Securities Global Holdings, LLC(b)	TSFR1M + 2.000%	5.6200	06/30/33	2,647,244
4,287,084	Eisner Advisory Group, LLC(b)	TSFR1M + 4.000%	7.6200	02/24/31	4,219,519
3,418,000	Hudson River Trading, LLC(b)	TSFR1M + 2.500%	6.1740	03/18/30	3,398,620
2,389,920	Jane Street Group, LLC(b)	TSFR1M + 2.000%	5.6730	12/11/31	2,371,195
132,656	Jump Financial, LLC(b)	TSFR3M + 3.500%	7.1360	02/26/32	132,822
863,900	Summit Acquisition, Inc.(b)	TSFR1M + 3.500%	7.1200	10/16/31	864,621
					29,331,426

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	INSURANCE — 7.4%
3,049,841	Acrisure, LLC(b)	TSFR1M + 3.000%	6.6730	11/06/30	$2,766,465
1,734,890	Acrisure, LLC(b)	TSFR1M + 3.250%	6.9230	06/07/32	1,573,112
5,096,657	Alera Group, Inc.(b)	TSFR1M + 2.750%	6.4240	05/28/32	4,856,502
3,838,059	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 2.500%	6.1730	09/19/31	3,791,408
384,000	Amynta Agency Borrower, Inc.(b)	TSFR1M + 2.500%	6.0790	12/29/31	379,521
477,313	Asurion, LLC(b)	TSFR1M + 4.000%	7.8160	08/17/28	477,363
4,119,601	Asurion, LLC(b)	TSFR1M + 5.250%	9.0810	01/14/29	4,082,525
985,434	Asurion, LLC(b)	TSFR1M + 4.250%	7.9130	09/19/30	976,072
451,386	Asurion, LLC(b)	TSFR1M + 4.250%	7.9130	09/19/30	447,531
3,375,565	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 2.500%	6.1600	05/27/31	3,312,290
9,028,630	Broadstreet Partners Group, LLC(b)	TSFR1M + 2.500%	6.1740	06/16/31	8,738,674
5,328,461	Hyperion Refinance Sarl(b)	TSFR1M + 2.750%	6.4230	04/18/30	5,036,728
2,406,715	Hyperion Refinance Sarl(b)	TSFR1M + 2.750%	6.4230	02/18/31	2,265,922
4,335,486	IMA Financial Group, Inc.(b)	TSFR1M + 3.000%	6.6800	11/01/28	4,328,853
297,000	Lockton, Inc.(b)	TSFR1M + 2.000%	5.6610	04/23/33	296,629
1,919,415	OneDigital Borrower, LLC(b)	TSFR1M + 3.000%	6.6730	07/02/31	1,864,712
1,241,823	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	8.9230	06/14/32	1,204,569
3,000,000	PCF Insurance Services of the West, LLC(b)	TSFR1M + 3.250%	6.9230	06/14/32	2,685,000
3,345,075	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	6.1730	02/17/28	3,308,697
5,758,816	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	6.4220	05/06/31	5,636,440
					58,029,013
	INTERNET MEDIA & SERVICES — 1.8%
2,485,000	AP Core Holdings II, LLC(b)	TSFR1M + 6.500%	10.1520	05/08/31	2,476,066
375,000	Go Daddy Operating Company, LLC(b)	TSFR1M + 1.750%	5.3710	11/13/29	367,500
670,536	Go Daddy Operating Company, LLC(b)	TSFR1M + 1.750%	5.3700	08/21/31	655,379
700,081	Knot Worldwide, Inc. (The)(b)	TSFR1M + 3.750%	7.4230	01/31/28	492,580
2,901,127	MH Sub I, LLC(b)	TSFR1M + 4.250%	7.9230	05/03/28	2,827,380
1,487,697	MH Sub I, LLC(b)	TSFR1M + 6.250%	9.9220	02/23/29	1,389,881
4,016,009	MH Sub I, LLC(b)	TSFR1M + 4.250%	7.9230	12/11/31	3,490,916
127,530	Newfold Digital Holdings Group, Inc.(b)	TSFR1M + 3.500%	7.2840	01/31/29	55,210
620,339	Newfold Digital Holdings Group, Inc.(b)	TSFR1M + 3.500%	7.2840	01/31/29	502,474
1,537,474	OverDrive, Inc.(b)	TSFR1M + 3.500%	7.1240	12/16/30	1,543,401
					13,800,787

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	LEISURE FACILITIES & SERVICES — 2.1%
2,577,482	Alterra Mountain Company(b)	TSFR1M + 2.500%	6.1730	08/17/28	$2,584,737
283,000	Catawba Nation Gaming Authority(b)	TSFR3M + 4.750%	8.4510	03/29/32	283,480
1,350,000	Entain Holdings Gibraltar Ltd.(b)	TSFR3M + 2.250%	5.9070	10/31/29	1,350,000
1,312,319	Fitness International, LLC(b)	TSFR1M + 4.500%	8.1690	02/12/29	1,315,108
2,568,405	Flynn Restaurant Group, L.P.(b)	TSFR1M + 3.750%	7.4220	01/28/32	2,546,625
1,204,000	Gaia Purchaser, Inc.(b)	TSFR1M + 4.000%	7.6330	06/24/33	1,205,505
541,000	Pioneer Opco, LLC(b)	TSFR1M + 3.250%	6.8990	05/07/33	543,754
1,957,271	TKO Worldwide Holdings, LLC(b)	TSFR1M + 1.750%	5.3750	11/21/31	1,953,337
1,895,452	Tortuga Resorts Ghd, LLC(b)	TSFR1M + 3.250%	6.9360	08/13/32	1,862,282
2,793,000	Voyager Parent, LLC(b)	TSFR1M + 4.250%	7.9110	07/01/32	2,798,194
					16,443,022
	MEDICAL EQUIPMENT & DEVICES — 1.4%
2,997,654	Archimedes Debt Merger Sub, LLC(b)	TSFR1M + 4.000%	7.6610	05/17/32	2,970,810
7,440,706	Bausch + Lomb Corporation(b)	TSFR1M + 3.750%	7.4250	01/15/31	7,467,679
413,000	WS Audiology A/S(b)	TSFR1M + 3.250%	6.8740	02/18/32	414,152
					10,852,641
	OIL & GAS PRODUCERS — 1.0%
2,005,201	Calcasieu Pass Funding, LLC(b)	TSFR1M + 3.250%	6.9230	04/04/33	2,013,422
164,000	Colossus Acquireco, LLC(b)	TSFR1M + 1.750%	5.3640	01/10/33	163,146
3,386,913	EG America, LLC(b)	TSFR1M + 3.250%	6.9230	01/30/31	3,403,322
308,510	GIP Pilot Acquisition Partners, L.P.(b)	TSFR1M + 2.000%	5.6320	05/17/32	308,896
1,484,181	Prairie Acquiror, L.P.(b)	TSFR1M + 3.250%	6.9230	08/01/29	1,491,973
486,094	RelaDyne, Inc.(b)	SOFRRATE + 4.250%	7.1730	12/23/28	479,919
					7,860,678
	PUBLISHING & BROADCASTING — 2.2%
7,000,000	Cengage Learning, Inc.(b)	TSFR1M + 3.000%	6.6710	03/24/31	6,936,790
1,648,781	Century DE Buyer, LLC(b)	TSFR3M + 3.000%	6.6610	10/30/30	1,643,340
3,230,330	Houghton Mifflin Harcourt Company(b)	TSFR1M + 5.350%	9.0230	04/09/29	2,566,610
3,989,950	Nexstar Media, Inc.(b)	TSFR1M + 2.500%	6.1730	06/24/32	3,955,038
1,830,467	Nexstar Media, Inc.(b)	TSFR1M + 2.750%	6.4190	03/23/33	1,814,615
					16,916,393
	REAL ESTATE SERVICES — 0.0%(e)
93,000	Cushman & Wakefield US Borrower, LLC(b)	TSFR1M + 2.250%	5.8640	06/03/33	93,000

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	RETAIL - CONSUMER STAPLES — 0.0%(e)
1,952	Heritage Grocers Group, LLC(b)	TSFR3M + 6.850%	10.5220	08/01/29	$1,253

	RETAIL - DISCRETIONARY — 2.9%
2,520,066	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.8940	01/16/32	2,531,091
2,083,146	Gulfside Supply, Inc.(b)	TSFR1M + 3.000%	7.2990	05/29/31	1,765,216
607,180	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.500%	6.5770	06/05/31	605,805
3,671,098	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.000%	6.6730	05/04/28	3,669,941
552,000	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.250%	6.9020	05/06/33	552,014
1,610,000	Petco Health & Wellness Company, Inc.(b)	TSFR1M + 4.250%	7.9240	01/22/31	1,593,063
926,735	PetSmart, LLC(b)	TSFR1M + 4.000%	7.6770	08/09/32	926,929
949,000	QXO Building Products, Inc.(b)	TSFR1M + 2.000%	5.6200	06/03/33	948,075
1,246,770	Restoration Hardware, Inc.(b)	TSFR1M + 3.250%	7.0270	10/20/28	1,230,412
2,510,091	Staples, Inc.(b)	TSFR1M + 5.750%	9.4130	08/23/29	2,338,301
1,936,746	Victoria’s Secret & Company(b)	TSFR1M + 2.750%	6.3710	06/30/28	1,943,195
4,004,644	White Cap Supply Holdings, LLC(b)	TSFR1M + 3.250%	6.8700	10/31/29	4,003,323
					22,107,365
	SEMICONDUCTORS — 0.3%
2,639,750	Icon Parent, Inc.(b)	TSFR3M + 2.750%	6.4280	11/13/31	2,475,175

	SOFTWARE — 14.7%
5,729,137	AthenaHealth Group, Inc.(b)	TSFR1M + 3.250%	6.8880	02/14/32	5,676,858
1,675,096	Avalara, Inc.(b)	TSFR3M + 2.750%	6.4220	03/29/32	1,608,092
4,768,850	BCPE Pequod Buyer, Inc.(b)	TSFR1M + 2.750%	6.4170	11/25/31	4,644,670
6,943,120	BMC Software, Inc.(b)	TSFR1M + 3.000%	6.6730	07/30/31	6,275,574
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	9.4170	07/06/32	964,950
4,703,986	Central Parent, Inc.(b)	TSFR1M + 3.250%	6.9220	07/06/29	3,104,631
4,156,735	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	6.9220	03/24/31	3,657,927
3,104,748	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	6.9220	08/09/32	2,696,132
3,375,119	Clover Holdings 2, LLC(b)	TSFR1M + 4.000%	7.3750	11/03/31	3,230,259
5,554,092	ConnectWise, LLC(b)	TSFR3M + 3.762%	7.4340	09/24/28	5,129,731
2,038,964	CoreWeave Financing DDTL V, LLC(b),(d)	TSFR1M + 4.500%	8.1520	11/06/31	2,082,771
6,739,819	Cotiviti, Inc.(b)	TSFR1M + 2.750%	6.4180	05/01/31	6,181,694

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	SOFTWARE — 14.7% (Continued)
4,465,500	Dayforce, Inc.(b)	TSFR1M + 3.000%	6.6610	10/07/32	$4,084,682
2,074,091	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	7.9220	06/05/31	1,985,196
2,930,049	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 2.500%	6.1730	01/26/32	2,813,257
615,000	Jaggaer, LLC(b)	TSFR1M + 5.250%	8.6730	10/08/32	557,599
5,043,356	Leia Finco US, LLC(b)	TSFR1M + 3.250%	6.8980	07/02/31	4,628,540
5,065,891	McAfee Corporation(b)	TSFR1M + 3.000%	6.6730	03/01/29	4,516,242
1,165,434	Mermaid Bidco, Inc.(b)	TSFR3M + 3.250%	6.9110	07/02/31	1,130,960
1,500,000	Metropolis Technologies, Inc.(b)	TSFR1M + 5.250%	8.9800	10/20/32	1,479,375
3,651,000	Mitchell International, Inc.(b)	TSFR1M + 3.000%	6.6710	06/17/31	3,486,048
2,311,391	Mitchell International, Inc.(b)	TSFR1M + 5.250%	8.9230	06/07/32	2,134,570
2,317,629	Modena Buyer, LLC(b)	TSFR1M + 4.500%	7.9170	04/21/31	2,147,284
5,568,191	Opal US, LLC(b)	TSFR6M + 2.500%	6.1870	04/23/32	5,571,170
181,000	PointClickCare Technologies, Inc.(b)	TSFR1M + 2.750%	6.4220	11/03/31	180,532
6,222,100	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	6.9220	10/28/30	4,545,244
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	9.7730	08/10/29	851,189
793,335	RealPage, Inc.(b)	TSFR1M + 3.250%	6.9340	02/18/28	743,506
895,969	RealPage, Inc.(b)	TSFR1M + 3.750%	7.4220	04/24/28	844,769
1,297,861	Red Planet Borrower, LLC(b)	TSFR1M + 4.000%	7.6730	08/09/32	1,299,756
5,400,000	Rocket Software, Inc.(b)	TSFR1M + 4.750%	7.4230	11/28/28	5,144,013
1,012,293	Starlight Parent, LLC(b)	TSFR1M + 4.000%	7.7010	03/15/32	850,326
4,231,206	Storable, Inc.(b)	TSFR1M + 3.250%	6.9230	04/17/31	3,797,507
8,014,138	UKG, Inc.(b)	TSFR1M + 2.250%	6.1670	02/10/31	7,566,067
1,000,000	Waystar Technologies, Inc.(b)	TSFR1M + 2.000%	5.6730	10/22/29	998,750
600,000	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	6.4230	09/28/29	586,773
5,636,963	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.250%	6.9230	10/27/31	5,511,907
					112,708,551
	SPECIALTY FINANCE — 0.8%
4,404,812	Apex Group Treasury, LLC(b)	TSFR1M + 3.500%	7.1660	02/20/32	4,183,888
581,280	Orion US Finco(b)	TSFR1M + 3.500%	7.1500	05/20/32	582,292
1,278,920	TPG RE Finance Trust, Inc.(b)	TSFR1M + 2.750%	6.4020	05/09/33	1,279,720
					6,045,900
	TECHNOLOGY HARDWARE — 0.7%
3,566,137	Bingo Holdings I, LLC(b)	TSFR1M + 4.750%	8.4220	06/14/32	3,567,919
2,172,404	Pitney Bowes, Inc.(b)	TSFR1M + 3.750%	7.4220	02/02/32	2,175,696
					5,743,615

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	TECHNOLOGY SERVICES — 4.1%
996,220	Access CIG, LLC(b)	TSFR1M + 4.000%	7.6730	08/19/30	$888,818
1,093,120	Ahead DB Holdings, LLC(b)	TSFR3M + 2.750%	6.2000	02/03/31	1,077,281
929,000	Amentum Holdings, Inc.(b)	TSFR1M + 1.750%	5.4180	09/29/31	929,348
1,000,000	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 3.500%	7.1730	03/12/29	997,035
2,725,098	CoreLogic, Inc.(b)	TSFR1M + 3.615%	7.2870	06/02/28	2,697,847
1,920,397	Ensono Holdings, LLC(b)	TSFR1M + 4.000%	7.7350	05/20/28	1,887,059
5,499,999	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.000%	6.6750	06/27/31	5,482,813
2,415,549	ION Platform Finance US, Inc.(b)	TSFR1M + 3.750%	7.4220	09/30/32	1,748,253
6,034,196	Kaseya, Inc.(b)	TSFR1M + 3.250%	6.9130	03/08/32	4,696,596
157,000	Maximus, Inc.(b)	TSFR1M + 2.000%	5.6200	05/21/31	156,804
1,714,336	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 2.750%	6.1720	11/17/31	1,674,203
4,949,698	Neptune Bidco US, Inc.(b)	TSFR3M + 5.000%	8.7600	01/28/33	4,916,337
252,000	Shift4 Payments, LLC(b)	TSFR1M + 2.000%	5.6870	07/06/32	251,476
1,757,718	Tenable, Inc.(b)	TSFR1M + 2.750%	6.4850	06/17/28	1,757,718
2,189,524	Trio Bidco, Inc.(b)	TSFR1M + 4.000%	7.6720	10/08/32	2,155,313
230,476	Trio Bidco, Inc.(b),(d)	TSFR1M + 4.000%	8.1650	10/08/32	226,875
					31,543,776
	TELECOMMUNICATIONS — 1.0%
3,107,901	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 3.000%	6.6730	01/30/31	3,121,373
1,496,250	Intrado Corporation(b)	TSFR1M + 3.000%	6.9500	01/25/30	1,479,230
3,271,734	QualityTech, L.P.(b)	TSFR1M + 3.500%	7.1820	11/04/31	3,288,093
					7,888,696
	TRANSPORTATION & LOGISTICS — 3.1%
621,903	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	5.9250	04/20/28	622,049
998,240	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.750%	6.3890	05/28/32	999,697
3,215,000	American Airlines, Inc.(b)	TSFR1M + 3.000%	6.6660	05/20/33	3,180,841
500,000	Apple Bidco, LLC(b)	TSFR1M + 2.500%	6.8100	09/25/31	501,045
1,100,000	AS Mileage Plan IP Ltd.(b)	TSFR1M + 2.000%	5.6460	05/07/33	1,097,943
182,371	Beacon Mobility Corporation(b),(d)	TSFR1M + 2.750%	3.7322	08/06/30	182,855
3,698,853	Beacon Mobility Corporation(b)	TSFR1M + 2.750%	6.4180	08/06/30	3,708,674
5,157,768	JetBlue Airways Corporation(b)	TSFR3M + 5.500%	8.4160	08/27/29	4,608,156
256,000	Modern Aviation Fbo Holdings, LLC(b)	TSFR1M + 3.000%	6.6380	05/15/33	256,960

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	TRANSPORTATION & LOGISTICS — 3.1% (Continued)
1,483,805	Rand Parent, LLC(b)	TSFR3M + 3.000%	6.6720	03/18/30	$1,482,469
323,613	Savage Enterprises, LLC(b)	TSFR1M + 2.000%	5.6480	08/05/32	324,047
1,367,519	Swissport Stratosphere Usa, LLC(b)	TSFR1M + 2.750%	6.4280	04/25/31	1,367,519
5,729,981	WestJet Loyalty, L.P.(b)	TSFR3M + 2.750%	6.4180	02/14/31	5,569,342
					23,901,597
	TOTAL TERM LOANS (Cost $679,111,153)				664,309,620

Shares
	SHORT-TERM INVESTMENTS — 6.0%
	MONEY MARKET FUNDS - 6.0%
46,495,127	First American Treasury Obligations Fund, Class X, 3.57% (Cost $46,495,127)(f)	46,495,127

	TOTAL INVESTMENTS - 106.6% (Cost $841,351,386)	$824,843,415
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6)%	(51,340,322)
	NET ASSETS - 100.0%	$773,503,093

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $76,943,009 or 9.9% of net assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2026.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2026 was $7,005,849, representing 0.91% of net assets.

(d)	This investment or portion thereof was not funded as of June 30, 2026. The Fund had $3,240,082 at par value in unfunded commitments as of June 30, 2026. See Note 1.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 4.2%
	ASSET MANAGEMENT — 1.7%
40,000	CION Investment Corporation(a)	7.5000	03/31/31	$974,400
80,000	Saratoga Investment Corporation	7.5000	02/06/31	1,964,000
				2,938,400
	REAL ESTATE INVESTMENT TRUSTS — 0.7%
45,149	Innovative Industrial Properties, Inc.	9.0000	Perpetual	1,121,050

	SPECIALTY FINANCE — 1.8%
120,000	Rithm Capital Corporation	8.7500	Perpetual	2,958,000

	TOTAL PREFERRED STOCKS (Cost $7,051,003)			7,017,450

Principal
Amount ($)
	CONVERTIBLE BONDS — 2.9%
	ASSET MANAGEMENT — 1.4%
2,000,000	WisdomTree, Inc.(a)	4.5000	10/01/31	2,276,200

	AUTOMOTIVE — 0.7%
2,500,000	Lucid Group, Inc.(a)	5.0000	04/01/30	1,198,500

	INTERNET MEDIA & SERVICES — 0.1%
200,000	Lyft, Inc.	0.6250	03/01/29	210,150

	MEDICAL EQUIPMENT & DEVICES — 0.4%
700,000	Alphatec Holdings, Inc.	0.7500	03/15/30	670,250

	RETAIL - CONSUMER STAPLES — 0.2%
300,000	Hims & Hers Health, Inc.(a),(b)	0.0000	05/15/30	272,700

	RETAIL - DISCRETIONARY — 0.1%
200,000	GameStop Corporation(b)	0.0000	06/15/32	203,600

	TOTAL CONVERTIBLE BONDS (Cost $5,063,218)			4,831,400

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 90.4%
	ASSET MANAGEMENT — 5.8%
6,000,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(a)	10.0000	11/15/29	$5,924,738
4,028,000	Prospect Capital Corporation	3.4370	10/15/28	3,778,017
				9,702,755
	AUTOMOTIVE — 1.5%
2,500,000	Cooper-Standard Automotive, Inc.(a)	9.2500	03/01/31	2,526,225

	BIOTECH & PHARMA — 8.8%
7,300,000	1261229 BC Ltd.(a)	10.0000	04/15/32	7,397,477
7,323,000	Harrow, Inc.(a)	8.6250	09/15/30	7,425,520
				14,822,997
	ENTERTAINMENT CONTENT — 8.0%
7,132,000	AMC Global Media, Inc.(a)	10.5000	07/15/32	7,335,589
1,250,000	Univision Communications, Inc.(a)	9.3750	08/01/32	1,271,010
4,985,000	Univision Communications, Inc.(a)	8.8750	04/15/33	4,910,686
				13,517,285
	HEALTH CARE FACILITIES & SERVICES — 0.6%
1,000,000	CHS/Community Health Systems, Inc.(a)	9.7500	01/15/34	1,045,285

	HOME CONSTRUCTION — 5.4%
6,000,000	K Hovnanian Enterprises, Inc.(a)	8.3750	10/01/33	6,170,946
3,000,000	LGI Homes, Inc.(a)	7.0000	11/15/32	2,985,602
				9,156,548
	INDUSTRIAL INTERMEDIATE PROD — 1.7%
2,700,000	Park-Ohio Industries, Inc.(a)	8.5000	08/01/30	2,819,675

	INDUSTRIAL SUPPORT SERVICES — 1.4%
2,500,000	Alta Equipment Group, Inc.(a)	9.0000	06/01/29	2,411,067

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 90.4% (Continued)
	INTERNET MEDIA & SERVICES — 2.9%
5,750,000	Getty Images, Inc.(a)	10.5000	11/15/30	$4,798,970

	LEISURE FACILITIES & SERVICES — 6.7%
2,000,000	AMC Entertainment Holdings, Inc.(a)	7.5000	02/15/29	1,858,081
1,550,000	Full House Resorts, Inc.(a)	8.2500	02/15/28	1,519,000
2,000,000	Kingpin Intermediate Holdings, LLC(a)	7.2500	10/15/32	1,691,772
6,000,000	Six Flags Entertainment Corporation’s Wonderland/Millennium Operations,LLC(a)	8.6250	01/15/32	6,184,206
				11,253,059
	METALS & MINING — 2.9%
4,750,000	Nickel Industries Ltd.(a)	9.0000	09/30/30	4,878,913

	OIL & GAS SERVICES & EQUIPMENT — 0.2%
250,000	Transocean, Inc.(a)	8.5000	05/15/31	259,560

	PUBLISHING & BROADCASTING — 0.1%
224,000	Gray Media, Inc.(a)	10.5000	07/15/29	236,583

	REAL ESTATE INVESTMENT TRUSTS — 4.5%
8,000,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	5,507,568
2,000,000	Uniti Group, L.P. / Uniti Group Finance 2019, Inc. / CSL Capital, LLC(a)	8.6250	06/15/32	2,097,157
				7,604,725
	RETAIL - DISCRETIONARY — 10.1%
10,400,000	Hertz Corporation (The)(a)	12.6250	07/15/29	8,472,875
10,818,000	Kohl’s Corporation	5.5500	07/17/45	7,649,350
1,075,000	Nordstrom, Inc.	5.0000	01/15/44	759,648
				16,881,873
	SOFTWARE — 8.7%
6,098,000	CoreWeave, Inc.(a)	9.0000	02/01/31	6,029,416
1,850,000	CoreWeave, Inc.(a)	9.7500	10/01/31	1,849,578
8,000,000	Pagaya US Holdings Company, LLC(a)	8.8750	08/01/30	6,869,127
				14,748,121

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 90.4% (Continued)
	SPECIALTY FINANCE — 8.6%
5,097,000	Arbor Realty SR, Inc.(a)	8.5000	12/15/28	$5,028,777
4,750,000	Atlanticus Holdings Corporation(a)	9.7500	09/01/30	4,811,294
500,000	Enova International, Inc.(a)	9.1250	08/01/29	523,653
4,000,000	Velocity Commercial Capital, LLC(a)	9.3750	02/15/31	4,150,084
				14,513,808
	TECHNOLOGY HARDWARE — 0.3%
8,669,000	Energy Conversion Devices, Inc.(a),(b)(c),(d),(e)	0.0000	12/15/49	—
500,000	Xerox Corporation(a)	10.2500	10/15/30	442,500
				442,500
	TECHNOLOGY SERVICES — 3.0%
5,298,000	Unisys Corporation(a)	10.6250	01/15/31	4,989,090

	TELECOMMUNICATIONS — 5.3%
3,750,000	APLD ComputeCo, LLC(a)	9.2500	12/15/30	4,049,074
4,500,000	Level 3 Financing, Inc.(a)	8.5000	01/15/36	4,835,717
				8,884,791
	TRANSPORTATION & LOGISTICS — 3.9%
2,000,000	Allegiant Travel Company(a)	7.1250	07/01/31	2,025,930
5,000,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)	9.8750	09/20/31	4,535,408
				6,561,338

	TOTAL CORPORATE BONDS (Cost $157,035,304)			152,055,168

Shares
	SHORT-TERM INVESTMENTS — 0.0%
	MONEY MARKET FUNDS - 0.0%
45,476	First American Treasury Obligations Fund, Class X, 3.57% (Cost $45,476)(f)	45,476

	TOTAL INVESTMENTS - 97.5% (Cost $169,195,001)	$163,949,494
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	4,227,421
	NET ASSETS - 100.0%	$168,176,915

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $139,082,385 or 82.7% of net assets.

(b)	Zero coupon bond.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Illiquid security. The total fair value of these securities as of June 30, 2026 was $0, representing 0% of net assets.

(e)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 52.7%
	ASSET MANAGEMENT - 33.5%
1,000	Apollo Global Management, Inc.	$118,310
11,244	Ares Capital Corporation	208,351
24,717	BlackRock TCP Capital Corporation	83,049
8,662	Blackstone Secured Lending Fund	205,376
18,249	Blue Owl Capital Corporation(a)	198,367
39,034	Blue Owl Capital, Inc.	341,548
49,000	Capital Southwest Corporation	1,164,729
11,000	Carlyle Group, Inc. (The)	463,210
7,087	Carlyle Secured Lending, Inc.(a)	74,626
14,600	CION Investment Corporation	90,958
15,527	Crescent Capital BDC, Inc.	169,555
40,565	Hercules Capital, Inc.	639,710
12,128	Main Street Capital Corporation(a)	629,201
42,466	Neostellar Capital Corporation	532,524
25,169	New Mountain Finance Corporation(a)	180,462
19,447	Palmer Square Capital BDC, Inc.(a)	202,638
14,000	Runway Growth Finance Corporation(a)	78,540
6,826	SLR Investment Corporation	84,438
3,400	TPG, Inc.(a)	137,870
70,337	Trinity Capital, Inc.(a)	1,258,328
19,494	TriplePoint Venture Growth BDC Corporation(a)	95,716
		6,957,506

	AUTOMOTIVE - 1.7%
26,200	Ford Motor Company	364,180

	OIL & GAS PRODUCERS - 4.2%
33,782	SM Energy Company	881,710

	REAL ESTATE INVESTMENT TRUSTS - 10.0%
1,200	American Tower Corporation, Class A	196,284
600	Extra Space Storage, Inc.	87,180
10,000	Innovative Industrial Properties, Inc.(a)	619,800
35,288	NexPoint Diversified Real Estate Trust	183,145

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 52.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 10.0% (Continued)
37,475	VICI Properties, Inc.(a)	$994,961
		2,081,370
	SPECIALTY FINANCE - 2.8%
26,000	Advanced Flower Capital, Inc.	80,600
54,106	Rithm Capital Corporation	508,055
		588,655
	TRANSPORTATION & LOGISTICS - 0.5%
700	Copa Holdings S.A., Class A	108,899

	TOTAL COMMON STOCKS (Cost $12,350,070)	10,982,320

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 7.1%
	ASSET MANAGEMENT — 2.2%
400,000	WisdomTree, Inc.(b)	4.5000	10/01/31	455,240

	INTERNET MEDIA & SERVICES — 4.0%
850,000	Lyft, Inc.(b),(c)	0.0000	09/15/30	833,425

	RETAIL - CONSUMER STAPLES — 0.9%
200,000	Hims & Hers Health, Inc.(b),(c)	0.0000	05/15/30	181,800

	TOTAL CONVERTIBLE BONDS (Cost $1,728,938)			1,470,465

	CORPORATE BONDS — 38.5%
	ASSET MANAGEMENT — 1.2%
250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(b)	10.0000	11/15/29	246,864

	BIOTECH & PHARMA — 2.4%
500,000	1261229 BC Ltd.(b)	10.0000	04/15/32	506,677

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.5% (Continued)
	ENTERTAINMENT CONTENT — 3.2%
500,000	AMC Networks, Inc.(b)	10.5000	07/15/32	$514,273
150,000	Univision Communications, Inc.(b)	9.3750	08/01/32	152,521
				666,794
	LEISURE FACILITIES & SERVICES — 2.4%
500,000	Full House Resorts, Inc.(b)	8.2500	02/15/28	490,000

	OIL & GAS SERVICES & EQUIPMENT — 4.2%
953,000	Transocean, Inc.	6.8000	03/15/38	884,592

	REAL ESTATE INVESTMENT TRUSTS — 1.7%
500,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	344,223

	RETAIL - DISCRETIONARY — 8.8%
40,017	Carvana Company(b)	9.0000	06/01/31	44,237
1,750,000	Hertz Corporation (The)(b)	12.6250	07/15/29	1,425,724
528,000	Kohl’s Corporation	5.5500	07/17/45	373,346
				1,843,307
	SOFTWARE — 6.9%
500,000	CoreWeave, Inc.(b)	9.0000	02/01/31	494,377
1,100,000	Pagaya US Holdings Company, LLC(b)	8.8750	08/01/30	944,504
				1,438,881
	SPECIALTY FINANCE — 2.8%
600,000	Arbor Realty SR, Inc.(b)	8.5000	12/15/28	591,969

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	Energy Conversion Devices, Inc.(b),(c),(d),(e),(f)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 1.4%
300,000	Unisys Corporation(b)	10.6250	01/15/31	282,508

	TELECOMMUNICATIONS — 1.3%
250,000	APLD ComputeCo, LLC(b)	9.2500	12/15/30	269,938

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.5% (Continued)
	TRANSPORTATION & LOGISTICS — 2.2%
500,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(b)	9.8750	09/20/31	$453,541

	TOTAL CORPORATE BONDS (Cost $9,976,546)			8,019,294

Shares
	SHORT-TERM INVESTMENTS — 31.3%
	COLLATERAL FOR SECURITIES LOANED - 31.0%
6,458,649	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $6,458,649)(g),(h)	6,458,649

	MONEY MARKET FUNDS - 0.3%
70,116	First American Treasury Obligations Fund, Class X, 3.57% (Cost $70,116)(h)	70,116

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,528,765)	6,528,765
	TOTAL INVESTMENTS - 129.6% (Cost $30,584,319)	$27,000,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.6)%	(6,160,829)
	NET ASSETS - 100.0%	$20,840,015

BDC	- Business Development Company

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

S.A.	- Société Anonyme

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $6,279,988.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is S7,887,598 or 37.8% of net assets.

(c)	Zero coupon bond.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Illiquid security. The total fair value of these securities as of June 30, 2026 was $0, representing 0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $6,458,649 at June 30, 2026.

(h)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2026

			Catalyst/MAP	Catalyst/CIFC			Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured		Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund		High Income Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$65,810,856	$37,829,414	$12,169,710	$841,351,386		$169,195,001	$30,584,319
Investment in Securities, at Value	$65,494,393	$24,432,186	$14,725,352	$824,843,415	(a)	$163,949,494	$27,000,844
Cash	—	—	—	1,043,452		—	—
Receivable for Fund shares sold	—	—	—	1,089,763		462,991	5
Receivable for securities sold	983,750	1,679,118	—	35,989,245		—	—
Dividends and interest receivable	789,259	160,871	91,761	5,505,062		4,373,511	354,546
Due from Advisor	—	—	7,838	—		—	—
Prepaid expenses and other assets	29,326	28,886	26,740	65,304		50,824	31,605
Total Assets	67,296,728	26,301,061	14,851,691	868,536,241		168,836,820	27,387,000

LIABILITIES:
Payable for securities purchased	—	—	—	88,827,207		—	—
Investment advisory fees payable	17,631	35,296	—	427,876		115,496	13,849
Distribution Payable	32,183	—	—	950,675		—	—
Payable upon return of securities loaned (Market value of securities on loan $0; $0; $0; $0; $0; $6,279,988)	—	—	—	—		—	6,458,649
Payable for Fund shares redeemed	58,254	182,550	3,000	4,543,171		485,740	41,884
Payable to related parties	4,985	8,145	4,908	37,447		9,609	5,723
Trustee fee payable	4,202	4,228	4,217	4,354		4,187	4,208
Accrued 12b-1 fees	2,217	3,961	1,557	83,019		22,878	7,136
Compliance Officer fees payable	—	—	—	51		—	—
Accrued expenses and other liabilities	22,675	23,058	14,325	159,348		21,995	15,536
Total Liabilities	142,147	257,238	28,007	95,033,148		659,905	6,546,985
Commitments and contingent liabilities (Note 1(o))
Net Assets	$67,154,581	$26,043,823	$14,823,684	$773,503,093		$168,176,915	$20,840,015

NET ASSETS CONSIST OF:
Paid in capital	$75,672,057	$176,285,288	$11,379,289	$816,588,835		$202,045,835	$41,725,511
Accumulated earnings (losses)	(8,517,476)	(150,241,465)	3,444,395	(43,085,742)		(33,868,920)	(20,885,496)
Net Assets	$67,154,581	$26,043,823	$14,823,684	$773,503,093		$168,176,915	$20,840,015

Class A
Net Assets	$3,516,644	$2,962,350	$2,031,591	$51,284,839		$23,435,704	$5,314,652
Shares of beneficial interest outstanding (b)	382,156	480,201	151,431	5,708,364		5,761,399	1,101,797
Net asset value per share (Net assets/shares outstanding)	$9.20	$6.17	$13.42	$8.98		$4.07	$4.82
Maximum offering price per share (c)	$9.66	$6.48	$14.24	$9.43		$4.27	$5.11
Minimum redemption price per share (d)	$9.11	$6.11	$13.29	$8.89		$4.03	$4.77

Class C
Net Assets	$2,429,478	$3,307,938	$4,133,636	$72,515,378		$9,292,168	$2,483,590
Shares of beneficial interest outstanding (b)	263,740	540,013	315,227	8,105,176		2,278,244	515,573
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.21	$6.13	$13.11	$8.95		$4.08	$4.82

Class I
Net Assets	$61,208,459	$19,773,535	$8,658,457	$646,777,915		$135,449,043	$13,041,773
Shares of beneficial interest outstanding (b)	6,635,661	3,206,254	644,726	71,952,642		33,250,852	2,713,715
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.22	$6.17	$13.43	$8.99		$4.07	$4.81

Class C-1 (e)
Net Assets				$2,924,961
Shares of beneficial interest outstanding (b)				327,161
Net asset value and offering price per share (Net assets/shares outstanding)				$8.94
Minimum redemption price per share (f)				$8.85

(a)	Includes unrealized appreciation on unfunded loan commitments of $6,949.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose a sales load of 5.75%.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

(e)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

(f)	Shares redeemed within 12 months after purchase will be charged a CDSC of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2026

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund

Investment Income:
Dividend Income	$—	$—	$205,679	$2,309,177	$317,105	$853,628
Interest Income	3,231,686	1,714,115	285,198	52,414,323	6,391,306	659,683
Securities Lending Income - net	—	—	—	—	1,404	48,449
Foreign tax withheld	—	—	(19,257)	—	—	(1,344)
Total Investment Income	3,231,686	1,714,115	471,620	54,723,500	6,709,815	1,560,416

Operating Expenses:
Investment advisory fees	467,546	701,834	147,010	7,291,319	800,861	202,446
12b-1 Fees:
Class A	8,494	15,837	5,104	115,871	41,519	13,450
Class C	25,248	51,946	42,293	747,658	49,274	25,587
Class C-1 *	—	—	—	25,799	—	—
Networking fees	66,517	51,223	14,935	712,993	65,956	18,265
Financial administration/Fund accounting fees	45,760	75,577	42,475	301,753	56,752	39,306
Registration fees	39,307	45,698	39,078	93,654	46,874	41,774
Trustees’ fees	16,873	16,783	16,849	16,215	16,800	16,849
Legal fees	14,992	17,668	16,506	20,163	22,958	28,160
Legal administration/Management services fees	10,306	7,494	2,474	121,227	12,913	3,305
Audit fees	8,420	21,011	6,956	35,765	8,637	7,199
Compliance Officer fees	7,368	12,708	8,963	28,584	10,901	9,465
Transfer Agent fees	6,968	5,602	7,246	27,026	11,075	6,839
Printing expense	6,096	3,015	2,496	41,814	5,752	2,120
Custody fees	3,206	3,792	10,793	31,659	4,818	3,278
Insurance expense	1,496	2,249	414	23,042	1,427	583
Interest expense	253	250	347	250	2,918	260
Miscellaneous expense	5,377	3,340	3,389	50,815	2,963	3,272
Total Operating Expenses	734,227	1,036,027	367,328	9,685,607	1,162,398	422,158
Less: Fees waived/ Expenses reimbursed by Advisor	(232,444)	(268,377)	(176,991)	(2,230,642)	(78,195)	(113,502)
Net Operating Expenses	501,783	767,650	190,337	7,454,965	1,084,203	308,656

Net Investment Income	2,729,903	946,465	281,283	47,268,535	5,625,612	1,251,760

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	52,963	(21,950,513)	1,202,452	(4,157,913)	2,526,882	(621,331)
Distribution of realized gains by underlying investment companies	—	—	—	—	—	21,223
Foreign currency transactions	—	—	(479)	—	—	—
Net realized gain (loss)	52,963	(21,950,513)	1,201,973	(4,157,913)	2,526,882	(600,108)

Net change in unrealized appreciation (depreciation) on:
Investments	(396,924)	13,472,792	216,842	(16,252,449)	(1,495,205)	1,478,941
Foreign currency translations	—	—	(99)	—	—	(46)
Net change in unrealized appreciation (depreciation)	(396,924)	13,472,792	216,743	(16,252,449)	(1,495,205)	1,478,895

Net Realized and Unrealized Gain (Loss) on Investments	(343,961)	(8,477,721)	1,418,716	(20,410,362)	1,031,677	878,787

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,385,942	$(7,531,256)	$1,699,999	$26,858,173	$6,657,289	$2,130,547

*	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operations:
Net investment income	$2,729,903	$2,545,931	$946,465	$11,003,228	$281,283	$616,634
Net realized gain (loss) on investments	52,963	645,105	(21,950,513)	(36,302,129)	1,201,973	347,735
Net change in unrealized appreciation (depreciation) on investments	(396,924)	594,415	13,472,792	28,545,599	216,743	566,606
Net increase (decrease) in net assets resulting from operations	2,385,942	3,785,451	(7,531,256)	3,246,698	1,699,999	1,530,975

Distributions to Shareholders from:
Return of capital
Class A	—	—	(159,612)	(157,440)	—	—
Class C	—	—	(101,372)	(127,445)	—	—
Class I	—	—	(922,445)	(1,102,140)	—	—
Accumulated Earnings
Class A	(152,386)	(160,489)	(60,622)	(1,087,933)	(44,176)	(90,111)
Class C	(91,378)	(107,714)	(41,321)	(623,604)	(63,171)	(173,687)
Class I	(2,604,813)	(2,270,176)	(412,072)	(10,015,827)	(206,012)	(350,792)

Total distributions to shareholders	(2,848,577)	(2,538,379)	(1,697,444)	(13,114,389)	(313,359)	(614,590)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,184,776	734,163	106,607	1,070,568	346,899	476,167
Class C	475,484	281,191	118,781	270,800	280,192	2,452,810
Class I	26,949,184	12,712,860	3,296,705	22,819,418	1,070,458	371,213
Reinvestment of distributions
Class A	119,245	148,648	163,552	1,051,258	42,202	86,271
Class C	86,456	102,761	124,211	659,448	62,755	172,509
Class I	2,266,587	1,960,688	1,164,385	9,909,878	188,842	285,759
Cost of shares redeemed
Class A	(1,133,403)	(2,114,744)	(4,950,289)	(9,937,090)	(660,575)	(2,783,926)
Class C	(913,264)	(481,635)	(3,151,527)	(3,643,372)	(1,209,898)	(1,379,987)
Class I	(16,487,644)	(15,153,852)	(38,336,220)	(155,237,901)	(1,279,737)	(588,338)
Net increase (decrease) in net assets from share transactions of beneficial interest	12,547,421	(1,809,920)	(41,463,795)	(133,036,993)	(1,158,862)	(907,522)

Total Increase (Decrease) in Net Assets	12,084,786	(562,848)	(50,692,495)	(142,904,684)	227,778	8,863

Net Assets:
Beginning of year	55,069,795	55,632,643	76,736,318	219,641,002	14,595,906	14,587,043
End of year	$67,154,581	$55,069,795	$26,043,823	$76,736,318	$14,823,684	$14,595,906

Share Activity:
Class A
Shares Sold	128,060	79,880	14,784	129,141	27,255	41,311
Shares Reinvested	12,900	16,177	23,082	130,349	3,257	7,459
Shares Redeemed	(122,566)	(231,403)	(722,917)	(1,225,502)	(51,905)	(238,954)
Net increase (decrease) in shares of Beneficial interest	18,394	(135,346)	(685,051)	(966,012)	(21,393)	(190,184)

Class C
Shares Sold	51,414	30,507	16,482	33,819	22,777	214,993
Shares Reinvested	9,347	11,159	17,622	82,898	4,949	15,284
Shares Redeemed	(98,561)	(52,183)	(452,930)	(452,471)	(98,465)	(120,914)
Net increase (decrease) in shares of Beneficial interest	(37,800)	(10,517)	(418,826)	(335,754)	(70,739)	109,363

Class I
Shares Sold	2,908,102	1,380,015	471,141	2,791,079	80,158	31,260
Shares Reinvested	244,741	212,620	164,242	1,223,748	14,516	24,681
Shares Redeemed	(1,779,904)	(1,645,462)	(5,384,886)	(19,212,303)	(97,688)	(50,148)
Net increase (decrease) in shares of Beneficial interest	1,372,939	(52,827)	(4,749,503)	(15,197,476)	(3,014)	5,793

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Senior				Catalyst/SMH Total
	Secured Income Fund		Catalyst/SMH High Income Fund		Return Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operations:
Net investment income	$47,268,535	$43,602,524	$5,625,612	$1,031,517	$1,251,760	$1,209,544
Net realized gain (loss) on investments	(4,157,913)	(2,229,800)	2,526,882	412,285	(600,108)	1,201,675
Net change in unrealized appreciation (depreciation) on investments	(16,252,449)	(1,166,459)	(1,495,205)	(50,599)	1,478,895	(1,711,548)
Net increase in net assets resulting from operations	26,858,173	40,206,265	6,657,289	1,393,203	2,130,547	699,671

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	—	(13,334)	—
Class C	—	—	—	—	(6,171)	—
Class I	—	—	—	—	(32,488)	—
Accumulated Earnings
Class A	(2,931,957)	(2,835,785)	(1,033,314)	(492,364)	(322,024)	(367,343)
Class C	(4,168,910)	(3,366,372)	(284,953)	(99,809)	(134,117)	(151,378)
Class I	(39,793,807)	(37,925,201)	(4,221,175)	(439,233)	(770,194)	(769,810)
Class C-1 (a)	(143,305)	(110,716)	—	—	—	—

Total distributions to shareholders	(47,037,979)	(44,238,074)	(5,539,442)	(1,031,406)	(1,278,328)	(1,288,531)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	18,791,765	22,051,980	26,934,076	466,313	780,800	559,463
Class C	56,857,581	44,500,109	7,994,503	35,668	509,825	217,816
Class I	356,773,259	383,440,796	156,114,966	4,628,603	3,496,060	2,579,000
Class C-1 (a)	1,424,262	1,918,576	—	—	—	—
Reinvestment of distributions
Class A	2,206,297	2,268,646	759,505	364,626	329,407	354,325
Class C	3,951,836	3,111,754	241,566	57,855	138,517	150,477
Class I	30,591,686	30,184,424	3,980,866	390,716	801,002	769,015
Class C-1 (a)	—	9	—	—	—	—
Cost of shares redeemed
Class A	(10,250,831)	(16,852,232)	(12,246,087)	(1,507,874)	(950,965)	(1,232,987)
Class C	(50,580,030)	(18,988,262)	(873,057)	(262,016)	(551,443)	(568,843)
Class I	(273,931,873)	(256,294,570)	(31,787,964)	(3,726,601)	(2,707,678)	(1,926,405)
Class C-1 (a)	(549,605)	(368,560)	—	—	—	—
Net increase in net assets from share transactions of beneficial interest	135,284,347	194,972,670	151,118,374	447,290	1,845,525	901,861

Total Increase in Net Assets	115,104,541	190,940,861	152,236,221	809,087	2,697,744	313,001

Net Assets:
Beginning of year	658,398,552	467,457,691	15,940,694	15,131,607	18,142,271	17,829,270
End of year	$773,503,093	$658,398,552	$168,176,915	$15,940,694	$20,840,015	$18,142,271

Share Activity:
Class A
Shares Sold	2,056,287	2,383,948	6,615,712	126,367	159,591	117,659
Shares Reinvested	242,023	245,471	188,613	99,416	67,987	74,463
Shares Redeemed	(1,122,887)	(1,825,653)	(3,058,459)	(409,259)	(194,727)	(260,897)
Net increase (decrease) in shares of Beneficial interest	1,175,423	803,766	3,745,866	(183,476)	32,851	(68,775)

Class C
Shares Sold	6,222,329	4,827,941	1,966,109	9,589	103,268	46,065
Shares Reinvested	435,154	338,240	59,810	15,735	28,638	31,644
Shares Redeemed	(5,557,047)	(2,069,207)	(216,541)	(71,193)	(113,439)	(121,184)
Net increase (decrease) in shares of Beneficial interest	1,100,436	3,096,974	1,809,378	(45,869)	18,467	(43,475)

Class I
Shares Sold	39,036,518	41,470,568	38,352,477	1,256,314	712,575	546,508
Shares Reinvested	3,353,843	3,265,628	986,361	106,419	165,975	162,536
Shares Redeemed	(30,046,669)	(27,868,525)	(7,880,107)	(1,017,829)	(560,172)	(415,861)
Net increase in shares of Beneficial interest	12,343,692	16,867,671	31,458,731	344,904	318,378	293,183

Class C-1 (a)
Shares Sold	156,236	207,864
Shares Reinvested	—	1
Shares Redeemed	(60,701)	(40,213)
Net increase in shares of Beneficial interest	95,535	167,652

(a)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$9.28		$9.06		$8.81		$8.82		$9.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.39		0.41		0.42		0.41		0.26
Net realized and unrealized gain (loss) on investments	(0.07)		0.22		0.26		(0.00	) (B)	(1.04)
Total from investment operations	0.32		0.63		0.68		0.41		(0.78)

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.41)		(0.43)		(0.42)		(0.25)
From net realized gains	—		—		—		—		(0.03)
Total distributions	(0.40)		(0.41)		(0.43)		(0.42)		(0.28)

Net asset value, end of year	$9.20		$9.28		$9.06		$8.81		$8.82

Total return (C)	3.56%		7.12%		7.84%		4.71%		(8.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,517		$3,376		$4,522		$4,422		$5,090
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.37	% (D)	1.41	% (D)	1.39	% (D)	1.39	% (D)	1.34%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00	% (D)	1.00	% (D)	1.01	% (D)	1.00%
Net investment Income, before waiver and reimbursement	3.81%		4.07%		4.26%		4.32%		2.34%
Net investment income, net waiver and reimbursement	4.18%		4.48%		4.65%		4.70%		2.68%
Portfolio turnover rate	104%		99%		17%		43%		70%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$9.28		$9.07		$8.82		$8.83		$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.32		0.34		0.35		0.35		0.18
Net realized and unrealized gain (loss) on investments	(0.06)		0.21		0.26		(0.01)		(1.03)
Total from investment operations	0.26		0.55		0.61		0.34		(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.34)		(0.36)		(0.35)		(0.18)
From net realized gains	—		—		—		—		(0.03)
Total distributions	(0.33)		(0.34)		(0.36)		(0.35)		(0.21)

Net asset value, end of year	$9.21		$9.28		$9.07		$8.82		$8.83

Total return (C)	2.90%		6.20%		7.04%		3.94%		(8.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,429		$2,798		$2,830		$2,631		$3,658
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.12	% (E)	2.16	% (E)	2.14	% (E)	2.14	% (E)	2.09%
Expenses, net waiver and reimbursement	1.75	% (E)	1.75	% (E)	1.75	% (E)	1.76	% (E)	1.75%
Net investment income, before waiver and reimbursement	3.06%		3.31%		3.51%		3.57%		1.57%
Net investment income, net waiver and reimbursement	3.43%		3.72%		3.90%		3.95%		1.91%
Portfolio turnover rate	104%		99%		17%		43%		70%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Less than 0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.37%	1.41%	1.39%	1.38%
Expenses, net waiver and reimbursement	1.00%	1.00%	1.00%	1.00%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.12%	2.16%	2.14%	2.13%
Expenses, net waiver and reimbursement	1.75%	1.75%	1.75%	1.75%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$9.29		$9.08		$8.83		$8.84		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.41		0.44		0.44		0.44		0.28
Net realized and unrealized gain (loss) on investments	(0.05)		0.21		0.26		(0.01)		(1.03)
Total from investment operations	0.36		0.65		0.70		0.43		(0.75)

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.44)		(0.45)		(0.44)		(0.28)
From net realized gains	—		—		—		—		(0.03)
Total distributions	(0.43)		(0.44)		(0.45)		(0.44)		(0.31)

Net asset value, end of year	$9.22		$9.29		$9.08		$8.83		$8.84

Total return (B)	3.93%		7.27%		8.11%		4.97%		(7.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$61,208		$48,897		$48,280		$53,869		$88,201
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.12	% (C)	1.16	% (C)	1.14	% (C)	1.14	% (C)	1.09%
Expenses, net waiver and reimbursement	0.75	% (C)	0.75	% (C)	0.75	% (C)	0.76	% (C)	0.75%
Net investment Income, before waiver and reimbursement	4.06%		4.32%		4.51%		4.57%		2.57%
Net investment income, net waiver and reimbursement	4.43%		4.73%		4.90%		4.95%		2.91%
Portfolio turnover rate	104%		99%		17%		43%		70%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.12%	1.16%	1.14%	1.13%
Expenses, net waiver and reimbursement	0.75%	0.75%	0.75%	0.75%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$7.62		$8.27		$9.17		$10.33		$11.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.57	(F)	0.62		0.60		0.66
Net realized and unrealized loss on investments	(1.36)		(0.46)		(0.77)		(1.11)		(0.87)
Total from investment operations	(1.22)		0.11		(0.15)		(0.51)		(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.62)		(0.75)		(0.65)		(0.66)
From net realized gains	—		—		—		—		(0.01)
From return of capital	(0.18)		(0.14)		—		—		—
Total distributions	(0.23)		(0.76)		(0.75)		(0.65)		(0.67)

Net asset value, end of year	$6.17		$7.62		$8.27		$9.17		$10.33

Total return (B)	(16.26)%		1.28	% (C)	(1.64	)% (C)	(5.06	)% (C)	(2.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,962		$8,876		$17,616		$31,114		$33,489
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.32	% (D)	2.07	% (D)	2.08	% (D)	2.03%		1.99%
Expenses, net waiver and reimbursement	1.75	% (D)	1.75	% (D)	1.78	% (D)	1.75%		1.75%
Net investment income, before waiver and reimbursement	1.39%		6.69	% (G)	6.82%		5.84%		5.81%
Net investment income, net waiver and reimbursement	1.96%		7.00	% (H)	7.12%		6.12%		6.05%
Portfolio turnover rate	6%		18%		13%		29%		57%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$7.57		$8.22		$9.12		$10.28		$11.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.45	(F)	0.55		0.52		0.58
Net realized and unrealized loss on investments	(1.33)		(0.40)		(0.76)		(1.10)		(0.87)
Total from investment operations	(1.26)		0.05		(0.21)		(0.58)		(0.29)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.57)		(0.69)		(0.58)		(0.58)
From net realized gains	—		—		—		—		(0.01)
From return of capital	(0.14)		(0.13)		—		—		—
Total distributions	(0.18)		(0.70)		(0.69)		(0.58)		(0.59)

Net asset value, end of year	$6.13		$7.57		$8.22		$9.12		$10.28

Total return (B)	(16.87)%		0.54	% (C)	(2.38	)% (C)	(5.79	)% (C)	(2.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,308		$7,255		$10,637		$18,626		$27,398
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.07	% (E)	2.82	% (E)	2.83	% (E)	2.78%		2.74%
Expenses, net waiver and reimbursement	2.50	% (E)	2.50	% (E)	2.53	% (E)	2.50%		2.50%
Net investment Income, before waiver and reimbursement	0.39%		5.30	% (G)	6.06%		5.04%		5.06%
Net investment income, net waiver and reimbursement	0.96%		5.62	% (H)	6.36%		5.32%		5.30%
Portfolio turnover rate	6%		18%		13%		29%		57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.32%	2.07%	2.05%
Expenses, net waiver and reimbursement	1.75%	1.75%	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.07%	2.82%	2.80%
Expenses, net waiver and reimbursement	2.50%	2.50%	2.50%

(F)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income, the net investment income per share without this change in estimate was $0.63 and $0.51 for Class A and Class C, respectively.

(G)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, before waiver and reimbursement was 7.38% and 6.00% for Class A and Class C, respectively

(H)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, net waiver and reimbursement was 7.71% and 6.33% for Class A and Class C, respectively.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$7.62		$8.27		$9.17		$10.33		$11.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.63	(E)	0.64		0.62		0.69
Net realized and unrealized gain (loss) on investments	(1.35)		(0.50)		(0.77)		(1.11)		(0.87)
Total from investment operations	(1.19)		0.13		(0.13)		(0.49)		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.64)		(0.77)		(0.67)		(0.69)
From net realized gains	—		—		—		—		(0.01)
From return of capital	(0.20)		(0.14)		—		—		—
Total distributions	(0.26)		(0.78)		(0.77)		(0.67)		(0.70)

Net asset value, end of year	$6.17		$7.62		$8.27		$9.17		$10.33

Total return (B)	(16.04)%		1.54	% (C)	(1.39	)% (C)	(4.82	)% (C)	(1.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$19,774		$60,606		$191,388		$354,447		$480,968
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.07	% (D)	1.82	% (D)	1.83	% (D)	1.78%		1.74%
Expenses, net waiver and reimbursement	1.50	% (D)	1.50	% (D)	1.53	% (D)	1.50%		1.50%
Net investment income, before waiver and reimbursement	1.63%		7.45	% (F)	7.06%		6.05%		6.07%
Net investment income, net waiver and reimbursement	2.20%		7.77	% (G)	7.36%		6.33%		6.31%
Portfolio turnover rate	6%		18%		13%		29%		57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.07%	1.82%	1.80%
Expenses, net waiver and reimbursement	1.50%	1.50%	1.50%

(E)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income, the net investment income per share without this change in estimate was $0.69 for Class I.

(F)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, before waiver and reimbursement was 8.15% for Class I.

(G)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, net waiver and reimbursement was 8.47% for Class I.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$12.18		$11.42		$11.44	$11.36	$12.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.48		0.28	0.23	0.22
Net realized and unrealized gain (loss) on investments	1.27		0.79		0.29	0.15	(0.80)
Total from investment operations	1.53		1.27		0.57	0.38	(0.58)

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.51)		(0.27)	(0.23)	(0.28)
From net realized gains	—		—		(0.32)	(0.07)	(0.47)
Total distributions	(0.29)		(0.51)		(0.59)	(0.30)	(0.75)

Net asset value, end of year	$13.42		$12.18		$11.42	$11.44	$11.36

Total return (B)	12.63%		11.46%		5.20%	3.40%	(4.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,032		$2,104		$4,147	$2,219	$2,418
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.42	% (E)	2.47	% (E)	2.37%	2.27%	2.07%
Expenses, net waiver and reimbursement (C)	1.22	% (E)	1.22	% (E)	1.22%	1.22%	1.22%
Net investment income, before waiver and reimbursement (C,D)	0.78%		2.88%		1.32%	0.95%	0.95%
Net investment income, net waiver and reimbursement (C,D)	1.98%		4.13%		2.47%	2.00%	1.81%
Portfolio turnover rate	41%		60%		30%	36%	25%

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$11.91		$11.20		$11.23	$11.18	$12.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.43		0.20	0.14	0.13
Net realized and unrealized gain (loss) on investments	1.23		0.71		0.28	0.15	(0.78)
Total from investment operations	1.39		1.14		0.48	0.29	(0.65)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.43)		(0.19)	(0.17)	(0.25)
From net realized gains	—		—		(0.32)	(0.07)	(0.47)
Total distributions	(0.19)		(0.43)		(0.51)	(0.24)	(0.72)

Net asset value, end of year	$13.11		$11.91		$11.20	$11.23	$11.18

Total return (B)	11.75%		10.48%		4.43%	2.60%	(5.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,134		$4,597		$3,097	$5,217	$5,972
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.17	% (F)	3.22	% (F)	3.12%	3.02%	2.82%
Expenses, net waiver and reimbursement (C)	1.97	% (F)	1.97	% (F)	1.97%	1.97%	1.97%
Net investment income, before waiver and reimbursement (C,D)	0.03%		2.52%		0.68%	0.17%	0.19%
Net investment income, net waiver and reimbursement (C,D)	1.23%		3.77%		1.83%	1.22%	1.04%
Portfolio turnover rate	41%		60%		30%	36%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.42%	2.47%
Expenses, net waiver and reimbursement (C)	1.22%	1.22%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.17%	3.22%
Expenses, net waiver and reimbursement (C)	1.97%	1.97%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$12.19		$11.44		$11.47	$11.39	$12.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.29		0.54		0.32	0.25	0.25
Net realized and unrealized gain (loss) on investments	1.27		0.76		0.29	0.15	(0.79)
Total from investment operations	1.56		1.30		0.61	0.40	(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.55)		(0.32)	(0.25)	(0.30)
From net realized gains	—		—		(0.32)	(0.07)	(0.47)
Total distributions	(0.32)		(0.55)		(0.64)	(0.32)	(0.77)

Net asset value, end of year	$13.43		$12.19		$11.44	$11.47	$11.39

Total return (B)	12.90%		11.65%		5.55%	3.59%	(4.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,658		$7,894		$7,343	$7,525	$8,744
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.17	% (E)	2.22	% (E)	2.12%	2.02%	1.82%
Expenses, net waiver and reimbursement (C)	0.97	% (E)	0.97	% (E)	0.97%	0.97%	0.97%
Net investment income, before waiver and reimbursement (C,D)	1.04%		3.38%		1.64%	1.18%	1.16%
Net investment income, net waiver and reimbursement (C,D)	2.24%		4.63%		2.79%	2.23%	2.01%
Portfolio turnover rate	41%		60%		30%	36%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.17%	2.22%
Expenses, net waiver and reimbursement (C)	0.97%	0.97%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$9.22	$9.27	$9.06	$8.94	$9.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.58	0.68	0.78	0.66	0.33
Net realized and unrealized gain (loss) on investments	(0.24)	(0.03)	0.21	0.13	(0.69)
Total from investment operations	0.34	0.65	0.99	0.79	(0.36)

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.70)	(0.78)	(0.67)	(0.32)
Total distributions	(0.58)	(0.70)	(0.78)	(0.67)	(0.32)

Net asset value, end of year	$8.98	$9.22	$9.27	$9.06	$8.94

Total return (B)	3.76%	7.26%	11.29%	9.12%	(3.91)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$51,285	$41,811	$34,556	$16,572	$23,683
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,D)	1.46%	1.47%	1.48%	1.55%	1.53%
Expenses, net waiver and reimbursement (C,D)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income, before waiver and reimbursement (C,F)	6.05%	7.04%	8.13%	6.88%	3.10%
Net investment income, net waiver and reimbursement (C,F)	6.35%	7.36%	8.46%	7.28%	3.48%
Portfolio turnover rate	69%	117%	103%	84%	95%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$9.19	$9.23	$9.03	$8.91	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.51	0.60	0.71	0.60	0.26
Net realized and unrealized gain (loss) on investments	(0.24)	(0.01)	0.20	0.12	(0.69)
Total from investment operations	0.27	0.59	0.91	0.72	(0.43)

LESS DISTRIBUTIONS:
From net investment income	(0.51)	(0.63)	(0.71)	(0.60)	(0.25)
Total distributions	(0.51)	(0.63)	(0.71)	(0.60)	(0.25)

Net asset value, end of year	$8.95	$9.19	$9.23	$9.03	$8.91

Total return (B)	2.98%	6.58%	10.36%	8.32%	(4.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$72,516	$64,343	$36,066	$23,226	$21,907
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.21%	2.22%	2.23%	2.30%	2.28%
Expenses, net waiver and reimbursement (C,E)	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income, before waiver and reimbursement (C,F)	5.30%	6.20%	7.38%	6.26%	2.37%
Net investment income, net waiver and reimbursement (C,F)	5.61%	6.52%	7.72%	6.66%	2.74%
Portfolio turnover rate	69%	117%	103%	84%	95%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.46%	1.47%	1.48%	1.55%	1.53%
Expenses, net waiver and reimbursement (C)	1.15%	1.15%	1.15%	1.15%	1.15%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.21%	2.22%	2.23%	2.30%	2.28%
Expenses, net waiver and reimbursement (C)	1.90%	1.90%	1.90%	1.90%	1.90%

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2026	June 30, 2025		June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$9.23	$9.27		$9.07	$8.94		$9.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.60	0.70		0.80	0.68		0.36
Net realized and unrealized gain (loss) on investments	(0.24)	(0.02)		0.20	0.14		(0.71)
Total from investment operations	0.36	0.68		1.00	0.82		(0.35)

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.72)		(0.80)	(0.69)		(0.34)
Total distributions	(0.60)	(0.72)		(0.80)	(0.69)		(0.34)

Net asset value, end of year	$8.99	$9.23		$9.27	$9.07		$8.94

Total return (C)	4.02%	7.64%		11.44%	9.51%		(3.74	)% (H)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$646,782	$550,118		$396,246	$198,164		$202,444
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.21%	1.22%		1.23%	1.30%		1.28%
Expenses, net waiver and reimbursement (D,E)	0.90%	0.90%		0.90%	0.90%		0.90%
Net investment income, before waiver and reimbursement (D,G)	6.30%	7.26%		8.38%	7.19%		3.39%
Net investment income, net waiver and reimbursement (D,G)	6.60%	7.59%		8.71%	7.59%		3.77%
Portfolio turnover rate	69%	117%		103%	84%		95%

	Class C-1 (A)
	For the	For the		For the	For the
	Year Ended	Year Ended		Year Ended	Period Ended
	June 30, 2026	June 30, 2025		June 30, 2024	June 30, 2023
Net asset value, beginning of year/period	$9.18	$9.22		$9.03	$8.84

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.51	0.59		0.70	0.45
Net realized and unrealized gain (loss) on investments	(0.24)	(0.00	) (K)	0.20	0.19
Total from investment operations	0.27	0.59		0.90	0.64

LESS DISTRIBUTIONS:
From net investment income	(0.51)	(0.63)		(0.71)	(0.45)
Total distributions	(0.51)	(0.63)		(0.71)	(0.45)

Net asset value, end of year/period	$8.94	$9.18		$9.22	$9.03

Total return (C)	2.98%	6.58%		10.34%	7.41	% (I)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,925	$2,126		$590	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.21%	2.22%		2.23%	2.51	% (J)
Expenses, net waiver and reimbursement (D,F)	1.90%	1.90%		1.90%	1.90	% (J)
Net investment income, before waiver and reimbursement (D,G)	5.27%	6.08%		7.26%	6.95	% (J)
Net investment income, net waiver and reimbursement (D,G)	5.58%	6.40%		7.58%	7.56	% (J)
Portfolio turnover rate	69%	117%		103%	84	% (I)

(A)	Class C-1 commenced investment operations on November 1, 2022.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.21%	1.22%	1.23%	1.30%	1.28%
Expenses, net waiver and reimbursement (D)	0.90%	0.90%	0.90%	0.90%	0.90%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.21%	2.22%	2.23%	2.51	% (J)
Expenses, net waiver and reimbursement (D)	1.90%	1.90%	1.90%	1.90	% (J)

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

(K)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$3.73		$3.63		$3.43		$3.33		$4.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27		0.23		0.25		0.22		0.19
Net realized and unrealized gain (loss) on investments	0.30		0.10		0.20		0.10		(0.90)
Total from investment operations	0.57		0.33		0.45		0.32		(0.71)

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.23)		(0.25)		(0.22)		(0.19)
From net realized gains	—		—		—		—		(0.00	) (C)
From return of capital	—		—		—		—		(0.00	) (C)
Total distributions	(0.23)		(0.23)		(0.25)		(0.22)		(0.19)

Net asset value, end of year	$4.07		$3.73		$3.63		$3.43		$3.33

Total return (B)	15.62%		9.42%		13.65%		9.94%		(17.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$23,436		$7,508		$7,993		$7,495		$8,002
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	1.56	% (D)	2.36	% (D)	2.38	% (D)	2.36	% (D)	1.95	% (D)
Expenses, net waiver and reimbursement (F)	1.48	% (D)	1.48	% (D)	1.48	% (D)	1.52	% (D)	1.49	% (D)
Net investment income, before waiver and reimbursement (F,G)	6.58%		5.41%		6.13%		5.72%		4.31%
Net investment income, net waiver and reimbursement (F,G)	6.66%		6.29%		7.02%		6.56%		4.78%
Portfolio turnover rate	48%		54%		33%		41%		42%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$3.74		$3.64		$3.44		$3.33		$4.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.24		0.20		0.22		0.20		0.15
Net realized and unrealized gain (loss) on investments	0.31		0.10		0.21		0.10		(0.88)
Total from investment operations	0.55		0.30		0.43		0.30		(0.73)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.20)		(0.23)		(0.19)		(0.16)
From net realized gains	—		—		—		—		(0.00	) (C)
From return of capital	—		—		—		—		(0.01)
Total distributions	(0.21)		(0.20)		(0.23)		(0.19)		(0.17)

Net asset value, end of year	$4.08		$3.74		$3.64		$3.44		$3.33

Total return (B)	14.79%		8.56%		12.77%		9.40%		(17.91)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$9,292		$1,751		$1,875		$1,974		$2,534
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	2.31	% (E)	3.11	% (E)	3.13	% (E)	3.11	% (E)	2.70	% (E)
Expenses, net waiver and reimbursement (F)	2.23	% (E)	2.23	% (E)	2.23	% (E)	2.27	% (E)	2.24	% (E)
Net investment income, before waiver and reimbursement (F,G)	5.93%		4.66%		5.38%		4.95%		3.36%
Net investment income, net waiver and reimbursement (F,G)	6.01%		5.54%		6.28%		5.79%		3.81%
Portfolio turnover rate	48%		54%		33%		41%		42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.56%	2.36%	2.38%	2.32%	1.94%
Expenses, net waiver and reimbursement (F)	1.48%	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.31%	3.11%	3.13%	3.07%	2.69%
Expenses, net waiver and reimbursement (F)	2.23%	2.23%	2.23%	2.23%	2.23%

(F)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$3.73		$3.64		$3.43		$3.33		$4.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.29		0.24		0.26		0.23		0.20
Net realized and unrealized gain (loss) on investments	0.29		0.09		0.21		0.10		(0.90)
Total from investment operations	0.58		0.33		0.47		0.33		(0.70)

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.24)		(0.26)		(0.23)		(0.20)
From net realized gains	—		—		—		—		(0.00	) (C)
From return of capital	—		—		—		—		(0.00	) (C)
Total distributions	(0.24)		(0.24)		(0.26)		(0.23)		(0.20)

Net asset value, end of year	$4.07		$3.73		$3.64		$3.43		$3.33

Total return (B)	15.88%		9.38%		14.24%		10.22%		(17.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$135,449		$6,681		$5,264		$4,150		$7,566
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.31	% (D)	2.11	% (D)	2.13	% (D)	2.11	% (D)	1.70	% (D)
Expenses, net waiver and reimbursement (E)	1.23	% (D)	1.23	% (D)	1.23	% (D)	1.27	% (D)	1.24	% (D)
Net investment income, before waiver and reimbursement (E,F)	7.09%		5.65%		6.39%		5.94%		4.49%
Net investment income, net waiver and reimbursement (E,F)	7.17%		6.53%		7.28%		6.72%		4.94%
Portfolio turnover rate	48%		54%		33%		41%		42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.31%	2.11%	2.13%	2.07%	1.69%
Expenses, net waiver and reimbursement (E)	1.23%	1.23%	1.23%	1.23%	1.23%

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$4.59		$4.73		$4.39		$4.23		$5.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.30		0.31		0.30		0.24		0.18
Net realized and unrealized gain (loss) on investments	0.23		(0.12)		0.32		0.13		(0.87)
Total from investment operations	0.53		0.19		0.62		0.37		(0.69)

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.33)		(0.28)		(0.21)		(0.15)
From return of capital	(0.01)		—		—		—		(0.08)
Total distributions	(0.30)		(0.33)		(0.28)		(0.21)		(0.23)

Net asset value, end of year	$4.82		$4.59		$4.73		$4.39		$4.23

Total return (B)	11.79%		4.02%		14.54	% (G)	9.01%		(13.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,315		$4,907		$5,376		$6,169		$6,756
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.14	% (E)	2.39	% (E)	2.26	% (E)	2.18	% (E)	1.99%
Expenses, net waiver and reimbursement (C)	1.58	% (E)	1.58	% (E)	1.58	% (E)	1.59	% (E)	1.58%
Net investment income, before waiver and reimbursement (C,D)	5.54%		5.76%		5.94%		4.86%		3.22%
Net investment income, net waiver and reimbursement (C,D)	6.10%		6.57%		6.62%		5.45%		3.63%
Portfolio turnover rate	78%		62%		35%		15%		26%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$4.58		$4.72		$4.39		$4.23		$5.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.28		0.27		0.20		0.15
Net realized and unrealized gain (loss) on investments	0.25		(0.12)		0.31		0.14		(0.87)
Total from investment operations	0.51		0.16		0.58		0.34		(0.72)

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.30)		(0.25)		(0.18)		(0.11)
From return of capital	(0.01)		—		—		—		(0.08)
Total distributions	(0.27)		(0.30)		(0.25)		(0.18)		(0.19)

Net asset value, end of year	$4.82		$4.58		$4.72		$4.39		$4.23

Total return (B)	11.22%		3.24%		13.46%		8.19%		(14.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,484		$2,279		$2,551		$2,834		$3,296
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.89	% (F)	3.14	% (F)	3.01	% (F)	2.93	% (F)	2.74%
Expenses, net waiver and reimbursement (C)	2.33	% (F)	2.33	% (F)	2.33	% (F)	2.34	% (F)	2.33%
Net investment income, before waiver and reimbursement (C,D)	4.79%		5.02%		5.20%		4.09%		2.61%
Net investment income, net waiver and reimbursement (C,D)	5.35%		5.83%		5.87%		4.68%		2.99%
Portfolio turnover rate	78%		62%		35%		15%		26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.14%	2.39%	2.26%	2.17%
Expenses, net waiver and reimbursement (C)	1.58%	1.58%	1.58%	1.58%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.89%	3.14%	3.01%	2.92%
Expenses, net waiver and reimbursement (C)	2.33%	2.33%	2.33%	2.33%

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$4.57		$4.71		$4.38		$4.22		$5.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.31		0.32		0.32		0.25		0.19
Net realized and unrealized gain (loss) on investments	0.24		(0.12)		0.30		0.13		(0.86)
Total from investment operations	0.55		0.20		0.62		0.38		(0.67)

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.34)		(0.29)		(0.22)		(0.16)
From return of capital	(0.01)		—		—		—		(0.08)
Total distributions	(0.31)		(0.34)		(0.29)		(0.22)		(0.24)

Net asset value, end of year	$4.81		$4.57		$4.71		$4.38		$4.22

Total return (B)	12.35%		4.30%		14.63%		9.32%		(13.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,042		$10,957		$9,902		$7,213		$8,702
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	1.89	% (E)	2.14	% (E)	2.01	% (E)	1.93	% (E)	1.74%
Expenses, net waiver and reimbursement (C)	1.33	% (E)	1.33	% (E)	1.33	% (E)	1.34	% (E)	1.33%
Net investment income, before waiver and reimbursement (C,D)	5.83%		6.00%		6.23%		5.10%		3.52%
Net investment income, net waiver and reimbursement (C,D)	6.39%		6.81%		6.92%		5.69%		3.93%
Portfolio turnover rate	78%		62%		35%		15%		26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.89%	2.14%	2.01%	1.92%
Expenses, net waiver and reimbursement (C)	1.33%	1.33%	1.33%	1.33%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return, which consists of current income and capital appreciation
Catalyst/CIFC Senior Secured Income (“Senior Secured Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”) objective	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary
Catalyst/SMH Total Return Income	SMH	Income and capital appreciation

Insider Income, High Income and Total Return Income are each registered as non-diversified series of the trust, while Enhanced Income, Global Balanced and Senior Secured Income are diversified series of the Trust.

As of June 30, 2026, each Fund offers Class A, Class C and Class I shares. Additionally, Senior Secured Income offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities, including Bank Loans (other than short-term obligations), are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies the (“closed-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end fund purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026, for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$7,138,200	$—	$7,138,200
Corporate Bonds	—	58,013,950	—	58,013,950
Money Market Funds	342,243	—	—	342,243
Total Assets	$342,243	$65,152,150	$—	$65,494,393

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$18,671,938	$—	$18,671,938
U.S. Government & Agency Obligations	—	5,132,376	—	5,132,376
Money Market Funds	627,872	—	—	627,872
Total Assets	$627,872	$23,804,314	$—	$24,432,186

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,968,019	$—	$—	$7,968,019
Exchange-Traded Funds	627,418	—	—	627,418
Preferred Stocks	293,925	—	—	293,925
Corporate Bonds	—	5,389,334	—	5,389,334
Money Market Funds	446,656	—	—	446,656
Total Assets	$9,336,018	$5,389,334	$—	$14,725,352

Senior Secured Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$33,459,656	$—	$—	$33,459,656
Asset Backed Securities	—	33,950,533	—	33,950,533
Corporate Bonds	—	46,628,479	—	46,628,479
Term Loans	—	664,309,620	—	664,309,620
Money Market Funds	46,495,127	—	—	46,495,127
Total Assets	$79,954,783	$744,888,632	$—	$824,843,415

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Preferred Stocks	$7,017,450	$—	$—	$7,017,450
Convertible Bonds	—	4,831,400	—	4,831,400
Corporate Bonds	—	152,055,168	0	152,055,168
Money Market Funds	45,476	—	—	45,476
Total Assets	$7,062,926	$156,886,568	$0	$163,949,494

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,982,320	$—	$—	$10,982,320
Convertible Bonds	—	1,470,465	—	1,470,465
Corporate Bonds	—	8,019,294	0	8,019,294
Money Market Funds	70,116	—	—	70,116
Total	$11,052,436	$9,489,759	$0	$20,542,195
Collateral For Securities Loaned(b)				6,458,649
Total Assets				$27,000,844

Insider Income, Enhanced Income, Global Balanced and Senior Secured Income did not hold any Level 3 securities during the period. High Income and Total Return Income held Level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Schedule of Investments for security details.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
	Corporate Bond	Corporate Bond
Beginning balance June 30, 2025	$0	$0
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	—
Proceeds from sale/maturities/calls	—	—
Capital distribution	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance June 30, 2026	$0	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2026, was $0 for High Income and $0 for Total Return Income.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Market Value impact if input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at June 30, 2026, were 0.0% for High Income and 0.0% for Total Return Income.

c)       Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). During the year ended June 30, 2026, Global Balanced did not invest in options.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Derivatives Risk - The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivatives are not accounted for as hedging instruments under GAAP. As of June 30, 2026, the Funds did not invest in derivatives.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

d)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks,

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

but the Advisor/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e)       Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2026, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2023-2025 for the Funds) or expected to be taken in 2026 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLP”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)       Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i)       Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Senior Secured Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually

j)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

l)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Senior Secured Income, and High Income. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 in the event of certain redemption transactions within 12 months following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. During the year ended June 30, 2026, there were no CDSC fees paid by the shareholders of the Funds.

m)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

n)       Distributions from Real Estate Investment Trusts (“REITs”) — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

o)       Commitments and Contingencies – The Senior Secured Income Fund purchases commercial loans (whether through participations or as a lender of record) which may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of June 30, 2026, the Fund had the following unfunded loan commitments as noted in the Schedule of Investments with a total principal amount, fair value and net unrealized gain of $3,240,082, $3,264,432, and $6,949, respectively.

Borrower	Principal
Azuria Water Solutions, Inc.	$67,459
Beacon Mobility Corporation	65,466
CoreWeave Financing DDTL V, LLC	1,314,803
GC Ferry Acquisition I, Inc.	532,726
Hanger, Inc.	103,450
June Purchaser, LLC	325,337
Mahseer Holdings, LLC	52,138
Prestige Brands, Inc.	30,083
Raven Acquisition Holdings, LLC	253,551
Signia Aerospace, LLC	80,600
Trilon Group, LLC	69,551
Trio Bidco, Inc.	230,476
US Fertility Enterprises, LLC	114,442
Total	$3,240,082

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$75,898,609	$60,598,716
Enhanced Income	2,430,881	42,099,799
Global Balanced	5,857,913	7,310,425
Senior Secured Income	803,251,204	496,746,370
High Income	185,124,232	37,026,646
Total Return Income	17,201,345	14,986,833

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of a investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day operations of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds have entered into expense limitation agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below based on each Fund’s average daily net assets.

For the year ended June 30, 2026, the Advisor waived advisory fees and reimbursed expenses. The Advisor may recapture a portion of the waived and/or reimbursed amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

	Investment	Expense Limitation					Investment Advisory Fees Waived/ Expenses
Fund	Advisory Fee	Cl A	Cl C	Cl I	Cl C-1	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	N/A	10/31/2026	$232,444
Enhanced Income	1.50%	1.75%	2.50%	1.50%	N/A	10/31/2026	268,377
Global Balanced	1.00%	1.22%	1.97%	0.97%	N/A	10/31/2026	176,991
Senior Secured Income	1.00%	1.15%	1.90%	0.90%	1.90%	10/31/2026	2,230,642
High Income	1.00%	1.48%	2.23%	1.23%	N/A	10/31/2026	78,195
Total Return Income	1.00%	1.58%	2.33%	1.33%	N/A	10/31/2026	113,502

	Recapture Expires
	June 30,
Fund	2027	2028	2029
Insider Income	$227,205	$226,509	$232,444
Enhanced Income	839,150	471,356	268,377
Global Balanced	171,633	179,441	176,991
Senior Secured Income	1,172,703	1,872,063	2,230,642
High Income	130,771	143,405	78,195
Total Return Income	115,968	147,540	113,502

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving as a Trustee.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a “special” meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and Class C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and Class C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The Plan for Class I Shares of Enhanced Income allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum of the average daily net assets of the Fund’s Class I Shares, although the Fund is not currently paying 12b-1 fees and there are no plans to impose those fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and Class C-1 shares.

Pursuant to the management services agreement between the Trust and Mfund (the “Management Services Agreement”), MFund, an affiliate of the Advisor provides the Funds with various management and legal administrative services. For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the compliance services agreement between the Trust and MFund (the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each advisor and sub-advisor; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the year ended June 30, 2026, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Insider Income	$8,494	$25,248	N/A
Enhanced Income	15,837	51,946	N/A
Global Balanced	5,104	42,293	N/A
Senior Secured Income	115,871	747,658	25,799
High Income	41,519	49,274	N/A
Total Return Income	13,450	25,587	N/A

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Insider Income	$65,810,856	$143,275	$(459,738)	$(316,463)
Enhanced Income	37,829,414	606,917	(14,004,145)	(13,397,228)
Global Balanced	12,191,624	2,842,512	(308,784)	2,533,728
Senior Secured Income	842,253,845	2,675,497	(20,085,927)	(17,410,430)
High Income	169,218,932	2,766,611	(8,036,049)	(5,269,438)
Total Return Income	30,553,377	1,135,509	(4,688,042)	(3,552,533)

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2026 and June 30, 2025 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2026*	Income	Capital Gains	Capital	Total
Insider Income	$2,847,375	$—	$—	$2,847,375
Enhanced Income	514,015	—	1,183,429	1,697,444
Global Balanced	313,359	—	—	313,359
Senior Secured Income	46,882,459	—	—	46,882,459
High Income	5,539,442	—	—	5,539,442
Total Return Income	1,226,335	—	51,993	1,278,328

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2025*	Income	Capital Gains	Capital	Total
Insider Income	$2,550,848	$—	$—	$2,550,848
Enhanced Income	11,727,364	—	1,387,025	13,114,389
Global Balanced	614,590	—	—	614,590
Senior Secured Income	44,165,070	—	—	44,165,070
High Income	1,031,406	—	—	1,031,406
Total Return Income	1,288,531	—	—	1,288,531

*	Differences in distributions between the Statement of Changes paid from book and tax on the funds relate to the adjustments for dividends payable for tax purposes.

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Insider Income	$31,519	$—	$—	$(8,200,349)	$(32,183)	$(316,463)	$(8,517,476)
Enhanced Income	—	—	(12,382,535)	(122,385,265)	(2,076,437)	(13,397,228)	(150,241,465)
Global Balanced	1,050	909,480	—	—	—	2,533,865	3,444,395
Senior Secured Income	2,426,599	—	(1,928,240)	(25,222,996)	(950,675)	(17,410,430)	(43,085,742)
High Income	133,259	—	—	(28,732,741)	—	(5,269,438)	(33,868,920)
Total Return Income	—	—	(546,672)	(16,786,291)	—	(3,552,533)	(20,885,496)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, C-Corporation return of capital distributions, trust preferred securities, and grantor trusts. In addition, the amounts listed under other book/tax differences are primarily attributable to dividends payable and changes in estimates on income only securities. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Income	$—
Enhanced Income	53,013
Global Balanced	—
Senior Secured Income	—
High Income	—
Total Return Income	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Insider Income	$—
Enhanced Income	12,329,522
Global Balanced	—
Senior Secured Income	1,928,240
High Income	—
Total Return Income	546,672

At June 30, 2026, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non - Expiring			CLCF
	Short-Term	Long-Term	Total	Utilized
Insider Income	$4,439,122	$3,761,227	$8,200,349	$—
Enhanced Income	9,524,708	112,860,557	122,385,265	—
Global Balanced	—	—	—	182,173
Senior Secured Income	5,861,526	19,361,470	25,222,996	—
High Income	—	28,732,741	28,732,741	2,516,052
Total Return Income	—	16,786,291	16,786,291	67,607

During the fiscal period ended June 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2026, as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Insider Income	$—	$—
Enhanced Income	—	—
Global Balanced	73,124	(73,124)
Senior Secured Income	—	—
High Income	—	—
Total Return Income	—	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

(6)	LINE OF CREDIT

Currently, the Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 21, 2027. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2026, Enhanced Income and Senior Secured Income did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount Borrowings Outstanding	Number of Days Outstanding	Interest Expense (1)	Average Interest Rate	Outstanding Borrowings 6/30/2026
Insider Income	$17,000	1	$3	6.75%	$—
Global Balanced	118,000	4	97	7.39%	—
High Income	1,958,000	7	2,668	7.01%	—
Total Return Income	48,000	1	10	7.50%	—

(1)	Includes only Interest Expense for the year ended June 30, 2026 and may not agree back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interest.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the year ended June 30, 2026.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
Total Return Income*	6,279,988	6,458,649	3.10%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrow er to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:

Gross Amounts Not Offset in the Statements of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	Counterparty	Assets	& Liabilities	Assets & Liabilities	Instruments (1)	Received	Net Amount
Total Return Income
Assets
Securities Loaned	US Bank	$6,279,988	$—	$6,279,988	$(6,279,988)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Enhanced		Senior Secured	High	Total Return
Owner	Income	Income	Global Balanced	Income	Income	Income
Charles Schwab & Co.(1)	—	—	—	—	—	35%
LPL Financial (1)	44%	30%	—	—	38%	—
Raymond James (1)	—	—	32%	—	—	—
Wells Fargo (1)	—	—	—	—	—	34%

(1)	These owners are comprised of multiple investors and accounts.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Funds’ officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst Insider Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst/SMH High Income Fund, and Catalyst/SMH Total Return Income Fund and

Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Catalyst Insider Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst/SMH High Income Fund, and Catalyst/SMH Total Return Income Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

August 29, 2026

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst Systematic High Income Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/Aspect Enhanced Multi-Asset Fund, and Catalyst Welton Advantage Multi Strategy Fund.

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst Systematic High Income Fund (“Catalyst SHI”) , Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst Tactical Allocation Fund (“Catalyst TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”), Catalyst/Aspect Enhanced Multi-Asset Fund (“Aspect EMA”), and Catalyst/Welton Advantage Multi-Strategy Fund (“Welton AMS”) (collectively, the “Catalyst Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Funds, comparative fee and expense information, and profitability from advising the Catalyst Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services. The Board reviewed Catalyst’s officers, compliance record, and reviewed the key personnel servicing the Catalyst Funds, noting their expertise and years of experience. The Board considered that Catalyst provided oversight of the sub-advisors for many of the Catalyst Funds while also providing portfolio management services for some Catalyst Funds, oversaw each sub-advisor’s compliance and risk management programs, and analyzed and reviewed portfolio risks. The Board acknowledged that Catalyst served as the Rule 2a-5 valuation designee for the Catalyst Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board discussed Catalyst’s compliance program, and the observations of the Trust’s chief compliance officer related to the program. The Board noted that Catalyst coordinated with third-party service providers

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

on matters related to fund management, administration, and accounting. The Board recognized that Catalyst also provided valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board agreed that the advisor was appropriately focused on risk management which was beneficial to the Catalyst Funds and their respective shareholders. The Board concluded that Catalyst’s services to the Funds were comprehensive, and the quality of service met the Board’s expectations.

Performance. The Board reviewed the performance for each Catalyst Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board discussed that Catalyst SA outperformed the supplemental index for the 1-year period but underperformed all other benchmarks during the 1-year period and all benchmarks for the 3-year period. The Board noted that Catalyst SA outperformed the Morningstar category for the 5-year period and outperformed the peer group and Morningstar category for the 10-year periods. The Board noted that the advisor attributed Catalyst SA’s recent underperformance to dramatic price swings across equities, interest rates, and commodities. The Board recognized that the 10-year performance numbers contained the performance data from the prior strategy, which was significantly different than the current strategy.

Catalyst SHI: The Board reviewed that Catalyst SHI underperformed all benchmarks for all time periods. The Board recognized that Catalyst SHI changed portfolio managers and investment strategy in late 2025. The Board noted that Catalyst SHI’s new investment strategy differed from the predecessor investment strategy.

Catalyst Shield: The Board observed that Catalyst Shield outperformed the peer group average for 1-year period but underperformed the Morningstar category. The Board noted that Catalyst Shield outperformed the Morningstar Category and peer group for the 3- and 10-year periods but underperformed both for the 5-year period. The Board noted Catalyst Shield underperformed the S&P 500 benchmark index for all time periods. The Board discussed that the advisor attributed the 1-year underperformance to the long equity bias of the equity hedge which lagged in the recent market conditions.

Millburn HS: The Board reviewed that Millburn HS trailed all benchmarks for the 1- and 3-year periods but outperformed the peer group average for the 5- and 10-year periods. The Board observed that Millburn HS’ Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board noted that the Adviser explained that the Fund had performed as expected with strong positive returns during prolonged bear market environments such as 2022. The Board recognized that Millburn HS underperformed the S&P 500 for all periods, but that Millburn HS was not designed to track the S&P 500, because it was not fully allocated to equity securities.

Catalyst HE: The Board observed that Catalyst HE outperformed the peer group but trailed the Morningstar category for the 1-year period. The Board noted that the Fund significantly outperformed the peer group and Morningstar category for the 3-year period but trailed the peer group for the 5- and 10-year periods and the Morningstar category for the 5-year period. The Board recognized Catalyst HE trailed the S&P 500 and NASDAQ-100 indices for all time periods. The Board recognized that Catalyst HE changed its sub-advisor and investment strategy in October 2020 and thus the 1-, 3-, and 5-year performance numbers were the most relevant. The Board observed that Catalyst explained that Catalyst HE’s hedging strategy detracted from performance.

Catalyst IB: The Board discussed that Catalyst IB outperformed the Morningstar category for the 3-year period but trailed all other benchmarks for all other time periods. The Board noted that Catalyst explained that the recent underperformance in comparison to the S&P 500 was because, in general, executives had not purchased company stock in the top performing equity securities combined with the negative performance from the macro hedge overlay, and that the long term underperformance was still materially impacted as a result of Catalyst IB’s defensive

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

positioning in March and April 2020 where the Fund missed a significant portion of the post Covid-19 recovery in the U.S. equity market.

Catalyst Energy: The Board discussed that Catalyst Energy trailed all benchmarks for the 1-year period and the peer group average and Morningstar category for the 3- and 5-year periods but outperformed the Solactive MLP Infrastructure Index for both periods. The Board recognized the Fund had strong returns on an absolute basis for the 3-, 5-, and 10-year periods and outperformed all benchmarks except the S&P 500 for the 10-year period. The Board noted that Catalyst attributed 1-year performance lag to poor performance of liquid natural gas companies in the Fund’s portfolio due to market concerns about an oversupply of liquid natural gas.

MAP Global Equity: The Board observed that MAP Global Equity outperformed all benchmarks for the 1-year period but trailed despite strong absolute performance all benchmarks for the 3-, 5-, and 10-year periods. The Board observed that Catalyst explained the 3-year underperformance was due to MAP Global Equity’s security selection in the Utilities, Financials, and Energy sectors while the 5-year and 10-year underperformance was due to security selection in the Energy sector.

MAP Global Balanced: The Board reviewed that MAP Global Balanced outperformed the Morningstar category for the 1-year period but underperformed all other benchmarks for all time periods. The Board discussed that the advisor attributed the underperformance to security selection and to being underweight in the Information Technology and Financial sectors.

Catalyst TA: The Board discussed that Catalyst TA outperformed all benchmarks for the 1-year period but underperformed all benchmarks for the 3- and 5-year periods. The Board noted that Catalyst TA outperformed the peer group average and Morningstar category but lagged the S&P 500 for the 10-year period. The Board acknowledged that Catalyst TA changed portfolio managers in January 2026, but that the investment strategy remained consistent. The Board observed that Catalyst explained that the Fund’s long term underperformance was due to a shift to defensive positioning in mid-2022 and 2019 in which the Fund participated in most of the drawdowns and then was defensively positioned during the equity market rebound. The Board acknowledged that both defensive shifts under the previous manager.

Catalyst DA: The Board reviewed that Catalyst DA outperformed all benchmarks for the 1-year period but trailed all benchmarks for the 3-, 5-, and 10-year periods. The Board noted that the advisor explained the strong 1-year performance was due to a risk-on rally related to AI infrastructure and data center buildout stocks. The Board discussed that the advisor attributed Catalyst DA’s underperformance to the Fund’s all capitalization investment strategy, noting that in the past several years, large cap stocks had greatly outperformed all other capitalization classes..

Catalyst Insider: The Board observed that Catalyst Insider underperformed all benchmarks for the 1-year period but outperformed the Morningstar category for all other time periods. The Board discussed that Catalyst Insider outperformed the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for the 3- and 10-year periods, but underperformed both for the 5-year period, and underperformed the peer group average for all time periods. The Board recognized that Catalyst noted that Catalyst Insider underperformed during the 1-year period because of more conservative positioning and often underperformed the peer group because it was not fully invested in high yield bonds whereas several funds in the peer group include funds fully invested in high yield bonds.

SMH High Income: The Board noted that SMH High Income outperformed all benchmarks for all time periods. The Board noted that the Fund’s concentrated portfolio allowed the Fund to act quickly and focus on unique credit investment opportunities.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

SMH Total Return: The Board discussed that SMH Total Return underperformed all benchmarks for the 1-, 3- and 5-year periods except the Morningstar category for 5-year period. The Board noted SMH Total Return outperformed the peer group and Morningstar category for the 10-year period but underperformed the S&P 500 Index. The Board reviewed that the advisor explained that the 1-, 3-, and 5-year underperformance was due to the Fund’s exposure to Business Development Companies, Real Estate Investment Trusts, and private equity-oriented companies.

CIFC SSI: The Board observed that CIFC SSI outperformed the Morningstar category for the 1-year period but trailed the peer group, Bloomberg U.S. Aggregate Bond Index, S&P LSTA US Leveraged Loan Index. The Board discussed that CIFC SSI outperformed the peer group, Morningstar category, Bloomberg U.S. Aggregate Bond Index for the 3-, 5- and 10-year periods and equaled the S&P LSTA US Leveraged Loan Index for the 3-year period and underperformed the 5- and 10-year periods. The Board noted that Catalyst primarily attributed the underperformance relative to the S&P LSTA Leveraged Loan Index to structural decisions, including diversification, cash allocation for liquidity purposes, and security selection in the Healthcare, Chemicals, and business service industries.

Catalyst EIS: The Board reviewed that Catalyst EIS underperformed all benchmarks for all time periods. The Board recognized that Catalyst explained that Catalyst EIS has continued to have significant outflows since 2022 which has forced the Fund to miss promising investment opportunities and sell portfolio positions at inopportune times in order to meet redemptions.

Aspect EMA: The Board observed that Aspect EMA outperformed the peer group and the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index for the 1-year period but trailed the S&P 500 Index. The Board further noted that Aspect EMA outperformed the peer group but underperformed the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index and S&P 500 Index for the since inception period. The Board recognized that the Fund’s Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board acknowledged that Aspect EMA was not designed to match performance of the S&P 500 because the Fund was not fully invested in equities.

Welton-AMS: The Board discussed that Welton AMS underperformed all benchmarks for the 1- and 3-year periods but outperformed the peer group and Morningstar category for the 5-year and since inception periods. The Board recognized that the advisor attributed the underperformance to Fund’s futures sub-portfolio, and the negative effects of sudden macro geopolitical events on the Fund’s fixed income and foreign currency positions.

After further discussion, the Board concluded that the performance of each Catalyst Fund was acceptable.

Fees and Expenses. The Board discussed the advisory fee paid by each of the Catalyst Funds and compared it to the fees charged to the peer group funds, and the funds in each of the applicable Morningstar categories. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Millburn HS, which did not have an expense limitation agreement in place. The Board discussed the allocation of fees between Catalyst and the various sub-advisors, based on the sub-advisory fees paid to the sub-advisors for the applicable Catalyst Funds by Catalyst, in comparison to the level and types of services provided by Catalyst and each sub-advisor. The Board noted that the agreement between Catalyst and each sub-advisor was the product of an arm’s length negotiation.

Catalyst SA: The Board reviewed that the advisory fee was above the median and average for the peer group and Morningstar category but below the high for each. The Board added that the net expense ratio was above the median for the Morningstar category and peer group but below the average for both and was well below the highs for each.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Catalyst SHI: The Board discussed that the advisory fee of 1.75% was above the median and average fee for both the peer group and Morningstar category and equaled the highest fee for the peer group while being with the range of the Morningstar category. The Board added that the net expense ratio was also above the median and average for the peer group and Morningstar category but was below the respective high for each. The Board acknowledged that Catalyst explained that Catalyst SHI’s investment strategy was unique and more complex than those of the peer group funds.

Catalyst Shield: The Board observed that the advisory fee of 1.25% was above the median and average for both the peer group and Morningstar category, but below the high for each. The Board commented that the net expense ratio of 1.35% was above the median for the peer group but below the average but was above the median and average for the Morningstar category but significantly lower than the high.

Millburn HS: The Board observed the advisory fee was above the peer group median and average and Morningstar category average but equaled for the Morningstar category median and was significantly lower than the high for the peer group. The Board noted that net expense ratio was above the median for the peer group but was below the average and was below the median and average for the Morningstar category.

Catalyst HE: The Board recognized the advisory fee was above the median and average for the peer group and Morningstar category but was within the range for each. The Board noted that the net expense ratio was also above the median and average for the peer group and Morningstar category but well below the highs for each.

Catalyst IB: The Board discussed that the advisory fee for Catalyst IB was above the median and average for the Morningstar category and peer group but below the highs for each. The Board added that the net expense ratio was above the median and average for the peer group and Morningstar category but with the range for each.

Catalyst Energy: The Board noted that the advisory fee equaled the high for both the peer group and Morningstar category. The Board discussed that the net expense ratio was higher than the median for the peer group and Morningstar but below the average for both. The Board recognized that the Fund’s investment strategy was complex and highly specialized compared to funds in the peer group and Morningstar category.

MAP Global Equity: The Board reviewed that the advisory fee equaled the high for both the peer group and Morningstar category. The Board noted that the net expense ratio was slightly above the median and average for the peer group and Morningstar category but within the range for both.

MAP Global Balanced: The Board discussed that the advisory fee was in line with the high for the peer group but was within the range for the Morningstar category. The Board noted that the Fund’s expense ratio was slightly above the median for the peer group but below the average, and above the median and averages for the Morningstar category but was significantly below the highs of each.

Catalyst TA: The Board observed that the advisory fee was above the peer group and Morningstar median and average and equaled the high for the peer group but was within the range for the Morningstar category. The Board noted that the net expense ratio was below the median and average for both peer group and Morningstar category.

Catalyst DA: The Board discussed that the advisory fee and net expense ratio was above median and average for both the peer group and Morningstar category, but also within the range of each.

Catalyst Insider: The Board observed that the advisory fee was slightly above the peer group median and average but was higher than the median and average fees for the Morningstar category. The Board recognized that the advisory fee was well within the range for the peer group and Morningstar category. The Board noted that the net

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

expense ratio was above the median and average for the Morningstar category within the range and was below the median and average for the peer group.

SMH High Income: The Board discussed that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the highs for each. The Board discussed that the net expense ratio was above the median and average but within the range for both the peer group and Morningstar category.

SMH Total Return: The Board reviewed that the advisory fee was above the peer group and Morningstar category median and average but below the highs of each. The Board discussed that the net expense ratio was above the median and average for the peer group and Morningstar category but was well below the highs for each.

CIFC SSI: The Board observed that the advisory fee of 1.00% was greater than the high for the peer group and Morningstar category. The Board noted that the net expense ratio of 0.94% was very close to the peer group average of 0.93%, above the Morningstar category median and average, but significantly less than the highs for each. The Board recognized that CIFC SSI had an expense limitation agreement in place at 0.90% and that net advisory fees received for the prior year was 0.68% which was in line with the peer group and Morningstar category. The Board further noted that CIFC SSI was actively managed, and that Catalyst explained CIFC SSI invested in bank loans as well as other areas of the fixed income market including, asset-backed securities which required additional research and expertise..

Catalyst EIS: The Board discussed that the advisory fee of 1.50% was below the high for the Non-Traditional Bond Morningstar category of 1.60% but was above the high for the peer group of 1.25%. The Board recognized the net expense ratio of 1.51% was below the median for the peer group but above the average and above the median and average for both Morningstar categories but well below the highs for each of 1.91% and 3.18%, respectively. The Board acknowledged that Catalyst explained that with the expense limitation in place, the net earned advisory fee was 1.18% which was within the range of the peer group and both Morningstar categories. The Board agreed that it would continue to monitor the fees for Catalyst EIS.

Aspect EMA: The Board reviewed that the advisory fee was above the median and average for the peer group but well below the high and above the average but in line with the median for the Morningstar category. The Board noted that the net expense ratio was in line with the Morningstar category median and well below the average and above the median but below the average for the peer group.

Welton AMS: The Board noted that the advisory fee was above the median and average for both the peer group and Morningstar category but with the range for each. The Board discussed that the net expense ratio was above the median for the peer group and Morningstar category but below the average for each.

The Board concluded that based on the complexity of some of the Catalyst Funds and the services provided to each of the Funds by Catalyst, the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst and included in the Meeting Materials and discussed Catalyst’s profitability from its services to each of the Catalyst Funds. The Board recognized that Catalyst also benefited from the soft dollar arrangements with the Catalyst Funds’ brokers. The Board noted that Catalyst operated Catalyst IB and MAP Global Balanced at a loss, thus excessive profitability was not an issue. The Board discussed that the other Catalyst Funds all earned a profit for Catalyst and discussed the level of profit of each Fund in actual dollars and as a percent of revenue. The Board further discussed the profit percentages for Catalyst SA, Millburn HS, and Catalyst Energy noting that the expenses were calculated as a percentage of assets under management for each Catalyst Fund when direct expense allocation was not reasonably possible and that the profit analysis did not include compensation for certain employees who were owners of the advisor. The Board agreed that if these figures were included the net profit would be lower. After further discussion, the Board determined profits were not excessive.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Economies of Scale. The Board recognized that the advisory agreement with Catalyst did not include breakpoints reducing the fee rate on assets based on certain specified levels. The Board noted that the shareholders of most of the Catalyst Funds received a benefit from the expense limitation agreements in place. The Board discussed the additional benefits that could be provided to shareholders if the Catalyst Funds reached asset levels that provide material economies of scale and determined it would review break points again as the Catalyst Funds increased AUM. The Board agreed that it was unlikely any Catalyst Fund had reached such levels and to revisit the issue of breakpoints at the Catalyst Agreement’s next renewal.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Catalyst Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Catalyst Agreement was in the best interests of each Catalyst Fund and its respective shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Wynkoop LLC with respect to Catalyst Enhanced Income Strategy Fund

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Wynkoop Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Wynkoop LLC (“Wynkoop”) with respect to Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”).

The Board examined Wynkoop’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst EIS, comparative fee and expense information, and profitability from sub-advising Catalyst EIS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Wynkoop Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Wynkoop Agreement.

Nature, Extent, and Quality of Services. The Board discussed that there were no changes in the key personnel that serviced Catalyst EIS. The Board noted that Wynkoop monitored trading activity daily and reviewed credit and investment limitations on an ongoing basis. The Board observed that Wynkoop analyzed street research and made investment determinations based on its understanding of prevailing market conditions. The Board discussed that Wynkoop maintained a compliance calendar and reviewed its pre-trade checklist quarterly. The Board observed that there had been no material litigation, regulatory examination, or cybersecurity incidents since the most recent renewal of the Wynkoop Agreement. The Board concluded that the services provided by Wynkoop were satisfactory.

Performance. The Board reviewed that Catalyst EIS underperformed all benchmarks for all time periods. The Board recognized that Wynkoop explained that Catalyst EIS has continued to have significant outflows since 2022 which has forced the Fund to miss promising investment opportunities and sell portfolio positions at inopportune times to meet redemptions. The Board concluded that performance was acceptable based on the circumstances.

Fees and Expenses. The Board observed that Wynkoop received 50% of Catalyst EIS’s net advisory fee of 1.50% (after certain expenses). The Board noted that this was lower than the fees Wynkoop charged for similar accounts. The Board discussed the allocation of fees between the advisor and Wynkoop relative to their respective duties and other factors and agreed the allocation was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board discussed that Wynkoop earned a reasonable profit from sub-advising Catalyst EIS noting that expenses were allocated based on the time spent sub-advising the Fund. The Board concluded that the excessive profitability of Wynkoop was not an issue for Wynkoop at this time.

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June 30, 2026

Economies of Scale. The Board considered whether Catalyst EIS had reached the size where Wynkoop benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that, based on the current size of Catalyst EIS, it was unlikely that Wynkoop benefitted from any meaningful economies of scale.

Conclusion. Having requested and received such information from Wynkoop as the Board believed to be reasonably necessary to evaluate the terms of the Wynkoop Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Wynkoop Agreement was in the best interests of Catalyst EIS and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Managed Asset Portfolios, LLC, with respect to Catalyst/MAP Global Equity Fund and Catalyst/MAP Global Balanced Fund

In connection with a meeting held on May 13, 14, and 27, 2026 the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “MAP Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Managed Asset Portfolios, LLC (“MAP”) with respect to Catalyst/MAP Global Equity Fund (“MAP Global Equity”) and Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”) (collectively, the “MAP Funds”).

The Board examined MAP’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the MAP Funds, comparative fee and expense information, and profitability from sub-advising the MAP Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MAP Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the MAP Agreement.

Nature, Extent and Quality of Services. The Board reviewed the experience of the key personnel at the sub-advisor and noted the new compliance specialist. The Board discussed that MAP provided research and analysis for each of the MAP Funds, made investment decisions, and managed each MAP Fund’s investment operations. The Board reviewed MAP’s compliance program and noted that there were no material compliance issues since the last renewal of the MAP Agreement. The Board discussed that MAP operated the controls and compliance procedures for the MAP Funds to ensure the MAP Funds remained in compliance with investment restrictions and limitations. The Board concluded that the services provided by MAP were in line with its expectations and could be expected to continue providing quality service to the MAP Funds and their respective shareholders.

Performance. The Board reviewed the performance of each MAP Fund relative to its benchmarks and recalled its discussions regarding performance earlier in the Meeting.

MAP Global Equity: The Board discussed that MAP Global Equity outperformed all benchmarks for the 1-year period but trailed despite strong absolute performance all benchmarks for the 3-, 5-, and 10-year periods. The Board noted that MAP explained the 3-year underperformance was due to MAP Global Equity’s security selection in the Utilities, Financials, and Energy sectors while the 5-year and 10-year underperformance was due to security selection in the Energy sector.

MAP Global Balanced: The Board observed that MAP Global Balanced outperformed the Morningstar category for the 1-year period but underperformed all other benchmarks for all time periods. The Board discussed that MAP attributed the underperformance to security selection and to being underweight in the Information Technology and Financial sectors.

After discussion, the Board concluded that the performance of each MAP Fund was acceptable.

Fees and Expenses. The Board noted that MAP received 50% from the advisor of each MAP Fund’s advisory fee of 1.00% (after certain expenses), with a maximum sub-advisory fee of 0.50% of Fund assets. The Board recognized that this was

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ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

lower than the fee MAP charged for other similar accounts. The Board discussed the allocation of fees between the advisor and MAP relative to their respective duties and other factors and agreed the allocation for each MAP Fund was appropriate. After further discussion, the Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed MAP’s profitability related to sub-advising the MAP Funds. The Board discussed that MAP earned a reasonable profit from MAP Global Equity but operated MAP Global Balanced at a loss. After further discussion, the Board agreed that MAP’s profitability from either MAP Fund was not excessive.

Economies of Scale. The Board discussed whether the MAP Funds had reached the size that MAP benefited from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that it was unlikely that MAP benefitted from material economies of scale from either of the MAP Funds.

Conclusion: Having requested and received information from MAP as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and MAP, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the MAP Agreement was in the best interests of each of the MAP Funds and their shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and CIFC Investment Management, LLC with respect to the Catalyst/CIFC Senior Secured Income Fund

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “CIFC Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and CIFC Investment Management, LLC (“CIFC”) with respect to the Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”).

The Board examined CIFC’s responses to a series of questions regarding, among other things, its sub-advisory services provided to CIFC SSI, comparative fee and expense information, and profitability from sub-advising CIFC SSI. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the CIFC Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the CIFC Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel responsible for servicing CIFC SSI and discussed changes since the most recent renewal of the CIFC Agreement. The Board recognized that CIFC provided investment research and portfolio management services to CIFC SSI. The Board noted that CIFC utilized a combination of top-down and bottom-up analysis and considered both macro and industry trends, and issuer focused credit concerns. The Board discussed that CIFC monitored portfolio risk and reviewed the risk and performance reports for CIFC SSI on a daily basis to ensure compliance with its investment limitations. The Board acknowledged that CIFC reported no material compliance issues and no pending litigation. The Board concluded that the nature, extent and quality of services provided by CIFC to CIFC SSI was satisfactory.

Performance. The Board observed that CIFC SSI outperformed the Morningstar category for the 1-year period but trailed the peer group, Bloomberg U.S. Aggregate Bond Index, S&P LSTA US Leveraged Loan Index. The Board discussed that CIFC SSI outperformed the peer group, Morningstar category, Bloomberg U.S. Aggregate Bond Index for the 3-, 5- and 10-year periods and equaled the S&P LSTA US Leveraged Loan Index for the 3-year period and underperformed the 5- and 10-year periods. The Board noted that Catalyst primarily attributed the underperformance relative to the S&P LSTA Leveraged Loan Index to structural decisions, including diversification, cash allocation for liquidity purposes, and security selection in the Healthcare, Chemicals, and business service industries.

Fees and Expenses. The Board noted the advisory fee for CIFC SSI was 1.00% and that CIFC received 50% of the Fund’s net advisory fee (after certain expenses). The Board commented that this was in line with or lower than the fees CIFC charged for similar accounts. The Board discussed the allocation of fees between the adviser and CIFC relative

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

to their respective duties and other factors and agreed the allocation for CIFC SSI was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board noted that CIFC made a reasonable profit from sub-advising CIFC SSI. The Board observed CIFC allocated its expenses based on a percentage of CIFC’s total AUM and total employee-related expenses allocated on a pro rata basis for investment advisory functions. The Board concluded that excessive profitability was not an issue for CIFC.

Economies of Scale. The Board considered whether CIFC SSI had reached the size where CIFC would benefit from economies of scale. The Board acknowledged that this was generally an advisor issue and noted that it should be considered in terms of the advisory agreement and its potential impact on sub-advisor expenses. The Board considered that CIFC SSI had continued to increase in size but agreed that it was unlikely that CIFC currently benefited from any meaningful economies of scale.

Conclusion. Having requested and received such information from CIFC as the Board believed to be reasonably necessary to evaluate the terms of the CIFC Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the CIFC Agreement was in the best interests of CIFC SSI and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and SMH Capital Advisors, Inc. with respect to Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “SMH Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and SMH Capital Advisors, Inc. (“SMHCA”) with respect to Catalyst/SMH High Income Fund (“SMH High Income”) and Catalyst/SMH Total Return Fund (“SMH Total Return”) (collectively, the “SMH Funds”).

The Board examined SMHCA’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the SMH Funds, comparative fee and expense information, and profitability from sub-advising the SMH Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the SMH Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the SMH Agreement.

Nature, Extent and Quality of Services. The Board noted that Catalyst historically provided typical adviser oversight of the sub-advisor but would, going forward provide direct portfolio management support for the SMH Funds and assist in making investment decisions. The Board further noted that Catalyst coordinated with third-party service providers on matters related to management, administration, and accounting and recognized that Catalyst also provided valuation support, management of the derivatives risk management program, and other critical operational and regulatory functions. The Board reviewed Catalyst’s compliance program and agreed that it was appropriately focused on risk management.

Performance. The Board reviewed the performance of each SMH Fund relative to its benchmarks and recalled its discussions regarding performance earlier in the Meeting.

SMH High Income: The Board noted that SMH High Income outperformed all benchmarks for all time periods. The Board noted that the Fund’s concentrated portfolio allowed the Fund to act quickly and focus on unique credit investment opportunities.

SMH Total Return: The Board discussed that SMH Total Return underperformed all benchmarks for the 1-, 3- and 5-year periods except the Morningstar category for 5-year period. The Board noted SMH Total Return outperformed the peer group and Morningstar category for the 10-year period but underperformed the S&P 500 TR Index. The

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ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Board reviewed that the advisor explained that the 1-, 3-, and 5-year underperformance was due to the Fund’s exposure to Business Development Companies, Real Estate Investment Trusts, and private equity-oriented companies.

After discussion, the Board concluded that the performance of each SMH Fund was acceptable.

Fees and Expenses. The Board noted the advisory fee for each SMH Fund was 1.00% and that 40% of each SMH Fund’s net advisory fee (after certain expenses) was paid to SMH by the advisor. The Board commented that this was lower than the fees SMH charged for other similar accounts. The Board discussed the allocation of fees between Catalyst and SMH, based on the sub-advisory fees paid to SMH for the applicable SMH Fund by the Advisor, in comparison to the level of services provided by the Advisor. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board discussed the projected profitability analysis provided by SMHCA based on the recent change in allocation of the advisory fee for each SMH Fund. The Board acknowledged that SMHCA projected to earn a reasonable profit from sub-advising the SMH Funds. The Board agreed that SMHCA’s projected profit was not excessive.

Economies of Scale. The Board discussed whether the SMH Funds had reached the size that SMHCA benefited from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded that, based on the current size of each SMH Fund, it was unlikely that SMHCA was benefitting from economies of scale.

Conclusion. Having requested and received information from SMHCA as the Board believed to be reasonably necessary to evaluate the terms of the SMH Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the SMH Agreement was in the best interests of each of the SMH Funds and its respective shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By /s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2026

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/3/2026